As filed with the Securities and Exchange Commission on April 30, 2003

Registration No. 333-76230

811-10617

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C 20549

RETIREMENT INCOME BUILDER BAI

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.  3

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No.  4

Separate Account VA K

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (319) 297-8468

Frank A. Camp, Esq.

Transamerica Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, Iowa 52499-4240

(Name and Address of Agent for Service)

Copy to:

Frederick R. Bellamy, Esq.

Sutherland, Asbill and Brennan LLP

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2415

Title of Securities Being Registered:

Flexible Premium Variable Annuity Policies

Approximate Date of Proposed Public Offering:

It is proposed that this filing become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2003 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) (1) of Rule 485

☐	on pursuant to paragraph (a) (1) of Rule 485

☐	75 days after filing pursuant to paragraph (a) (2)

☐	on pursuant to paragraph (a) (2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

2

RETIREMENT INCOME BUILDER—BAI VARIABLE ANNUITY

(FORMERLY KNOWN AS RETIREMENT INCOME BUILDER III

VARIABLE ANNUITY)

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2003

to the

Prospectus dated May 1, 2003

An optional “premium enhancement” rider is available at the time you buy your policy. If you elect this rider, each premium payment for the first four policy years will receive a premium enhancement that Transamerica adds to your policy value. We may change the enhancement rate at any time. Under certain circumstances, you might forfeit (or lose) the premium enhancement.

Generally, an annuity with a premium enhancement may have higher expenses than a similar annuity without a premium enhancement. Accordingly, you should always consider the expenses along with the features and enhancements to be sure any annuity meets your financial needs and goals.

All terms used that are not defined in this supplement shall have the same meanings as the same terms used in the prospectus.

The premium enhancement rider may not be available in all states at the date of this supplement. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the premium enhancement rider in your state.

ANNUITY POLICY FEE TABLE AND EXAMPLES

The following tables describe the fees and expense that you will pay when buying, owing, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options. State premium taxes may also be deducted.

Policy Owner Transaction Expenses:

Maximum Surrender Charge (as a % of premium payments surrendered)(1)

Optional Premium Enhancement Rider	8%

This Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example	1 Year	3 Years	5 Years	10 Years

If the policy is surrendered at the end of the applicable time period.	$1,199	$1,983	$2,861	$4,799

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy.	$478	$1,438	$2,404	$4,799

(1)	The surrender charge, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. The surrender charge is decreased based on the number of years since the premium payment was made. If applicable, a surrender charge will only be applied to surrenders that exceed the amount available under certain listed exceptions.

Premium Enhancement Rider

You may only elect the premium enhancement rider at the time you buy your policy. If you elect the premium enhancement rider, the initial premium payment and each subsequent premium payment for the first four policy years will receive a premium enhancement which is added to the policy value. The premium enhancement is currently 1.5%; however, we may change the enhancement rate at any time. The amount of the premium enhancement is not considered a premium payment and therefore may not be included in the calculation of certain policy features. No premium enhancement will apply if the policy is canceled pursuant to the right to cancel provision.

Transamerica may take back or “recapture” the full dollar amount of any premium enhancement upon the occurrence of any of the following events:

•	exercise of the right to cancel option;
•	exercise of the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver within one year from the time we apply the premium enhancement; or
•	annuitization within one year from the time we apply the premium enhancement.

Please note: If we recapture the premium enhancement, it will be the dollar amount that we added to the policy, not a percentage of your policy value at the time of recapture. Thus, if your policy is worth less (or more) than at the time of purchase, the effect of the recapture on your policy value on a percentage basis may be greater (or less) than the original percentage added. You bear the investment risk on the premium enhancement.

2

This benefit is not available if the owner or annuitant is age 71 or older on the policy date.

Rider Fee.  There is no specific charge for the premium enhancement but the surrender charge is higher and lasts longer if you elect the rider. Transamerica expects to use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to pay the premium enhancement.

Surrender Charge.  You can surrender up to 10% of your policy value (measured at the time of surrender) each year free of surrender charges. This free amount is not cumulative and is determined at the time of the surrender. If you surrender money in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.

Please note that if you elect this rider, your “free amount” is not cumulative, unlike the base policy which has a cumulative free amount. See Sections 5, EXPENSES and Section 6, ACCESS TO YOUR MONEY in the prospectus. This non-cumulative nature of the free amount may increase the amount of surrender charge you pay for a full or partial surrender.

The following schedule shows the surrender charges that apply during the seven years following payment of each premium payment if you elect the premium enhancement rider:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)

0-1 1-2 2-3 3-4 4-5 5-6 6-7 more than 7	8% 8% 6% 6% 5% 4% 2% 0%

Other.  You cannot elect the Liquidity Rider or the Value Rider if you elect this rider.

Termination.  The rider is irrevocable.

The premium enhancement rider may vary for certain policies and may not be available for all policies.

3

RETIREMENT INCOME BUILDER—BAI

VARIABLE ANNUITY

(FORMERLY RETIREMENT INCOME BUILDER III  VARIABLE ANNUITY)

Issued Through

SEPARATE ACCOUNT VA K

by

TRANSAMERICA LIFE INSURANCE COMPANY

Prospectus

May 1, 2003

This flexible premium deferred annuity policy has many investment choices. There is a fixed account, which offers interest at rates that are guaranteed by Transamerica Life Insurance Company (Transamerica), and various underlying fund portfolios. You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the underlying fund portfolios.

This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying funds. Please read them carefully before you invest and keep them for future reference.

If you would like more information about the Retirement Income Builder—BAI Variable Annuity (formerly Retirement Income Builder III Variable Annuity), you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2003. Please call us at (800) 525-6205 or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, Iowa, 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the separate account can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the policies and the underlying funds:

•	are not bank deposits
•	are not federally insured
•	are not endorsed by any bank or government agency
•	are not guaranteed to achieve their goal
•	are subject to risks, including loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

AEGON/TRANSAMERICA SERIES FUND, INC.— INITIAL CLASS

Subadvised by AEGON/Transamerica Fund Advisers, Inc.

Asset Allocation—Conservative Portfolio

Asset Allocation—Growth Portfolio

Asset Allocation—Moderate Portfolio

Asset Allocation—Moderate Growth Portfolio

Subadvised by Banc One Investment Advisors Corp.

AEGON Bond

Subadvised by Capital Guardian Trust Company

Capital Guardian Global

Capital Guardian U.S. Equity

Capital Guardian Value

Subadvised by Clarion CRA Securities, L.P.

Clarion Real Estate Securities Fund

Subadvised by The Dreyfus Corporation

Dreyfus Mid Cap

Subadvised by Federated Investment Counseling

Federated Growth & Income

Subadvised by Janus Capital Management LLC

Janus Growth

Subadvised by Jennison Associates LLC

Jennison Growth

Subadvised by MFS® Investment Management

MFS High Yield

Subadvised by Pacific Investment Management Company LLC

PIMCO Total Return

Subadvised by Salomon Brothers Asset Management Inc.

Salomon All Cap

Subadvised by Third Avenue Management LLC.

Third Avenue Value

Subadvised by T. Rowe Price Associates, Inc.

T. Rowe Price Equity Income

T. Rowe Price Small Cap

Subadvised by Transamerica Investment Management, LLC

Transamerica Convertible Securities

Transamerica Equity

Transamerica Growth Opportunities

Transamerica Money Market

Subadvised by Van Kampen Asset Management Inc.

Van Kampen Emerging Growth

AIM VARIABLE INSURANCE FUNDS—SERIES II

Managed by A I M Advisors, Inc.

AIM V.I. Capital Appreciation Fund

AIM V.I. Core Equity Fund

AIM V.I. Premier Equity Fund

ALLIANCEBERSTEIN VARIABLE PRODUCTS SERIES FUND, INC.—CLASS B

Managed by Alliance Capital Management L.P.

AllianceBernstein Premier Growth Portfolio

AllianceBernstein Technology Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST—CLASS 2

Managed by Franklin Advisers, Inc.

Franklin Small Cap Fund

Managed by Franklin Advisory Services, LLC

Franklin Small Cap Value Securities Fund

Managed by Franklin Mutual Advisers, LLC

Mutual Shares Securities Fund

Managed by Templeton Investment Counsel LLC

Templeton Foreign Securities Fund

JANUS ASPEN SERIES—SERVICE SHARES

Managed by Janus Capital Corporation

Janus Aspen—Worldwide Growth Portfolio

MFS® VARIABLE INSURANCE TRUSTSM—SERVICE CLASS

Managed by MFS® Investment Management

MFS Emerging Growth Series

MFS Research Series

MFS Total Return Series

MFS Utilities Series

NATIONS SEPARATE ACCOUNT TRUST

Managed by Banc of America Capital Management, LLC

Nations Asset Allocation Portfolio

Nations High Yield Bond Portfolio

Nations Marsico Focused Equities Portfolio

Nations Marsico Growth Portfolio

Nations Marsico International Opportunities Portfolio

Nations Marsico 21st Century Portfolio

Nations MidCap Growth Portfolio

Nations Small Company Portfolio

Nations Value Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS—SERVICE SHARES

Managed by OppenheimerFunds, Inc.

Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Main Street Fund/VA

Oppenheimer Strategic Bond Fund/VA

PUTNAM VARIABLE TRUST—CLASS IB SHARES

Managed by Putnam Investment Management, LLC

Putnam VT Growth and Income Fund

Putnam VT Research Fund

VARIABLE INSURANCE PRODUCTS FUND— SERVICE CLASS 2

Managed by Fidelity Management & Research Company

Fidelity—VIP Equity-Income Portfolio

Fidelity—VIP Growth Portfolio

Fidelity—VIP Growth Opportunities Portfolio

Fidelity—VIP Index 500 Portfolio

Fidelity—VIP Mid Cap Portfolio

Fidelity—VIP Value Strategies Portfolio

GLOSSARY OF TERMS

Accumulation Unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value—The policy value increased or decreased by any excess interest adjustment.

Annuitant—The person during whose life any annuity payments involving life contingencies will be based on.

Annuity Commencement Date—The date upon which annuity payments are to commence. The annuity commencement date may not be later than the last day of the policy month starting after the annuitant attains age 98. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option—A method of receiving a stream of annuity payments selected by the owner.

Cash Value—The adjusted policy value less any applicable surrender charge and less any rider fees (imposed upon surrender).

Cumulative Free Percentage—For the first policy year, the cumulative free percentage is 10% of your policy value. For subsequent policy years, the cumulative free percentage is 10% of your policy value plus any unused cumulative free percentage from prior years up to a maximum of 20%. The cumulative free percentage is determined at the time of surrender. This is only available during the accumulation phase.

Excess Interest Adjustment—A positive or negative adjustment to amounts surrendered (both partial or full surrenders) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon surrender (either full or partial) or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account—One or more investment choices under the policy that are part of Transamerica’s general assets and are not in the separate account.

Guaranteed Period Options—The various guaranteed interest rate periods of the fixed account which Transamerica may offer and into which premium payments may be paid or amounts transferred.

Owner—The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner in the information given to us to issue a policy.

Policy Value—On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus
•	gross partial surrenders (partial surrenders minus excess interest adjustments plus the surrender charge on the portion of the requested partial surrender that is subject to surrender charge); plus
•	interest credited to the fixed account; plus
•	accumulated gains in the separate account; minus
•	accumulated losses in the separate account; minus
•	service charges, rider fees, premium taxes, transfer fees and any other charges, if any.

Separate Account—Separate Account VA K, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Subaccount—A subdivision within the separate account, the assets of which are invested in a specified portfolio of the underlying funds.

You (Your)—The owner of the contract.

(Note: The SAI contains a more extensive Glossary.)

SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1.    THE ANNUITY POLICY

The flexible premium deferred variable annuity policy offered by Transamerica Life Insurance Company (Transamerica, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: subaccounts of the separate account, and the fixed account of Transamerica. The policy is intended to accumulate money for retirement or other long-term investment purposes.

This policy offers the subaccounts that are listed in Section 3. Each subaccount invests exclusively in shares of one of the portfolios of the underlying funds. The policy value depends on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that Transamerica guarantees.

The policy, like all deferred annuity policies, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you annuitize and begin receiving regular annuity payments from your policy. The money you can accumulate during the accumulation phase will largely determine the income payments you receive during the income phase.

2.    PURCHASE

You can buy this policy with $2,000 or more under most circumstances. You can add as little as $50 at any time during the accumulation phase.

3.    INVESTMENT CHOICES

You can generally allocate your premium payments to one or more of the following investment choices described in the underlying fund prospectuses:

Asset Allocation—Conservative Portfolio—Initial Class

Asset Allocation—Growth Portfolio—Initial Class

Asset Allocation—Moderate Portfolio—Initial Class

Asset Allocation—Moderate Growth Portfolio— Initial Class

AEGON Bond—Initial Class

Capital Guardian Global—Initial Class

Capital Guardian U.S. Equity—Initial Class

Capital Guardian Value—Initial Class

Clarion Real Estate Securities—Initial Class

Dreyfus Mid Cap—Initial Class

Federated Growth & Income—Initial Class

Janus Growth—Initial Class

Jennison Growth—Initial Class

MFS High Yield—Initial Class

PIMCO Total Return—Initial Class

Salomon All Cap—Initial Class

Third Avenue Value—Initial Class

T. Rowe Price Equity Income—Initial Class

T. Rowe Price Small Cap—Initial Class

Transamerica Convertible Securities—Initial Class

Transamerica Equity—Initial Class

Transamerica Growth Opportunities—Initial Class

Transamerica Money Market—Initial Class

Van Kampen Emerging Growth—Initial Class

AIM V.I. Capital Appreciation Fund—Series II

AIM V.I. Core Equity Fund—Series II

AIM V.I. Premier Equity Fund—Series II

AllianceBernstein Premier Growth Portfolio—Class B

AllianceBernstein Technology Portfolio—Class B

Franklin Small Cap Fund—Class 2

Franklin Small Cap Value Securities Fund—Class 2

Mutual Shares Securities Fund—Class 2

Templeton Foreign Securities Fund—Class 2

Janus Aspen—Worldwide Growth Portfolio— Service Shares

MFS Emerging Growth Series—Service Class

MFS Research Series—Service Class

MFS Total Return Series—Service Class

MFS Utilities Series—Service Class

Nations Asset Allocation Portfolio

Nations High Yield Bond Portfolio

Nations Marsico Focused Equities Portfolio

Nations Marsico Growth Portfolio

Nations Marsico International Opportunities Portfolio

Nations Marsico 21st Century Portfolio

Nations MidCap Growth Portfolio

Nations Small Company Portfolio

Nations Value Portfolio

Oppenheimer Capital Appreciation Fund/VA— Service Shares

Oppenheimer Main Street Fund/VA—Service Shares

Oppenheimer Strategic Bond Fund/VA—Service Shares

Putnam VT Growth and Income Fund—Class IB Shares

Putnam VT Research Fund—Class IB Shares

Fidelity—VIP Equity-Income Portfolio—Service Class 2

Fidelity—VIP Growth Portfolio—Service Class 2

Fidelity—VIP Growth Opportunities Portfolio— Service Class 2

Fidelity—VIP Index 500 Portfolio—Service Class 2

Fidelity—VIP Mid Cap Portfolio—Service Class 2

Fidelity—VIP Value Strategies Portfolio—Service Class 2

Depending upon their investment performance, you can make or lose money in any of these subaccounts.

You can also allocate your premium payments to the fixed account.

We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year and to impose restrictions and limitations on transfers.

4.    PERFORMANCE

The value of the policy will vary up or down depending upon the investment performance of the subaccounts you choose. We provide performance information in Appendix B and in the SAI. This data does not indicate future performance.

5.    EXPENSES

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.

We may deduct a surrender charge of up to 6% of premium payments surrendered within five years after the premium is paid. However, after the tenth policy year, no surrender charges apply, regardless of when you made your last premium payment. We will calculate surrender charges by taking the earnings, if any, out before premium payments.

Full surrenders and partial surrenders from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account.

We deduct daily mortality and expense risk fees and administrative charges of 1.30% per year from the assets in each subaccount for the Return of Premium Death Benefit. An additional 0.20% fee will be charged if you elect the Annual Step-Up Death Benefit.

During the accumulation phase, we deduct an annual service charge of no more than $30 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.

Upon total surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable, which currently range from 0% to 3.50%.

If you elect the Initial Payment Guarantee when you annuitize, there is a fee equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.

If you elect the Liquidity Rider, there is a fee equal to an annual rate of 0.50% of the daily net asset value in the subaccounts. This fee is only charged for the first three years.

If you elect the Beneficiary Earnings Enhancement, there is an annual fee during the accumulation phase of 0.25% of the policy value.

If you elect the Beneficiary Earnings Enhancement—Extra II, there is an annual fee equal to 0.55% of the policy value.

The value of the net assets of the variable subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.

6.    ACCESS TO YOUR MONEY

You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies). You may take out up to the cumulative free percentage free of surrender charges. Surrenders in excess of the cumulative free percentage may be subject to a surrender charge and excess interest adjustment. You may also have to pay income tax and a tax penalty on any money you take out.

If you have policy value in the fixed account, you may also take out any cumulative interest credited free of excess interest adjustments.

Access to amounts held in qualified policies may be restricted or prohibited.

Surrenders are not generally permitted during the income phase unless you elect the Life with Emergency CashSM annuity payment option.

7.    ANNUITY PAYMENTS (THE INCOME PHASE)

The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, the dollar amount of your payments may go up or down. However, the Initial Payment Guarantee is available as an optional rider and it guarantees a minimum amount for each payment.

8.    DEATH BENEFIT

If the annuitant dies before the income phase begins, then a death benefit will become payable.

Naming different persons as owner and annuitant can affect to whom amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

When you purchase the policy, you generally may choose one of the following guaranteed minimum death benefits:

•	Return of Premium; or
•	Annual Step-Up.

Charges are lower for the Return of Premium Death Benefit.

After the policy is issued, the guaranteed minimum death benefit cannot be changed.

If the owner is not the annuitant, no death benefit is paid if the owner dies.

The death benefit is paid first to a surviving owner, if any; it is only paid to the beneficiary if there is no surviving owner.

9.    TAXES

Your earnings, if any, are generally not taxed until you take them out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. If you are younger than 59½ when you take money out, you may be charged a 10% federal penalty tax on the taxable earnings. For non-qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income.

10.    ADDITIONAL FEATURES

This policy has additional features that might interest you. These include the following:

•	You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the “Systematic Payout Option” (“SPO”). Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

•	You can elect an optional rider at the time of annuitization that guarantees your variable annuity payments will never be less than a percentage of the initial payment. This feature is called the “Initial Payment Guarantee”. There is an extra charge for this rider.
•	You can elect an optional rider that reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase your policy. This feature is called the “Liquidity Rider”. There is an extra charge for this rider.
•	You can elect an optional rider that reduces the mortality and expense risk fee. You can only elect this rider at the time you purchase your policy. This feature is called the “Value Rider”. The surrender charge is higher and lasts longer if you elect this rider.
•	You can elect one of two optional riders that might pay an additional amount on top of the policy death benefit, in certain circumstances. These features are called the “Beneficiary Earnings Enhancement” (“BEE”) and “Beneficiary Earnings Enhancement— Extra II” (“BEE-Extra II”). There is an extra charge for these riders.
•	Under certain medically related circumstances, you may surrender all or a part of the policy value without a surrender charge and excess interest adjustment. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option”.
•	Under certain unemployment circumstances, you may surrender all or a portion of the policy value free of surrender charges and excess interest adjustments. This feature is called the “Unemployment Waiver”.
•	You may generally make transfers and/or change the allocation of additional premium payments by telephone. We may restrict or eliminate this feature.
•	You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment options into one or more subaccounts. This feature is known as “Dollar Cost Averaging”.
•	We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called “Asset Rebalancing”.

These features may not be available for all policies, may vary for certain policies, and may not be suitable for your particular situation.

11.    OTHER INFORMATION

Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally at least 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the policy value premiums paid and accumulated gains or losses in the separate account. Please note, we will not credit interest on amounts allocated to the fixed account if you return your policy for a refund during the right to cancel period. We will pay the refund within 7 days after we receive written notice of cancellation and the returned policy within the applicable period. The policy will then be deemed void.

No Probate. Usually the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment, market timing, or if you cannot take the risk of losing the money that you put in.

There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, the Value Rider, the Initial

Payment Guarantee, the Liquidity Rider, the Beneficiary Earnings Enhancement, and the Beneficiary Earnings Enhancement—Extra II make this policy appropriate for your needs.

Old Policies. This prospectus generally describes policies issued after May 1, 2003. See Appendix D for information on how older policies have different features and requirements, and sometimes different fees and deductions.

State Variations. Certain provisions of the policies may be different than the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your policy for specific variations since any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your agent or contact us for specific information that may be applicable to your state.

Financial Statements. Financial statements for Transamerica and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation before January 1, 2003) is in Appendix A to this prospectus.

12.    INQUIRIES

If you need more information, please contact us at:

Administrative and Service Office

Attention: Customer Care Group

Transamerica Life Insurance Company

4333 Edgewood Road NE

P.O. Box 3183

Cedar Rapids, IA 52406-3183

You may check your policy at www.transamericaservice.com. Follow the logon procedures. You will need your pre-assigned Personal Identification Number (“PIN”) to access information about your policy. We cannot guarantee that you will be able to access this site. You should protect your PIN, because on-line (or telephone) options may be available and could be made by anyone that knows your PIN. We may not be able to verify that the person providing instructions using your PIN is you or someone authorized by you.

ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES(1)

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options. State premium taxes may also be deducted, and excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account.

Policy Owner Transaction Expenses:

Sales Load On Purchase Payments	0%

Maximum Surrender Charge (as a % of premium payments surrendered)(2)

Base Policy	6%

Optional Value Rider	8%

Transfer Fee(3)	$0—$10

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses.

Annual Service Charge(4)	$0—$30 Per Policy

Separate Account Annual Expenses (as a percentage of average account value):

Base Separate Account Expenses:

Mortality and Expense Risk Fee(5)	1.15%

Administrative Charge	0.15%

Total Base Separate Account Annual Expenses	1.30%

Optional Separate Account Expenses:

Annual Step-Up Death Benefit(6)	0.20%

Liquidity Rider(7)	0.50%

Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	2.00%

Annual Optional Rider Fees:

Beneficiary Earnings Enhancement(8)	0.25%

Beneficiary Earnings Enhancement—Extra II(9)	0.55%

The next item shows the minimum and maximum total operating expenses charged by the portfolio companies for the year ended December 31, 2002 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses(10):	Minimum	Maximum

Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses	0.41%	2.55%

This Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the portfolios, and the highest combination of separate account expenses and optional rider fees. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example	1 Year	3 Years	5 Years	10 Years

If the policy is surrendered at the end of the applicable time period.	$1060	$1976	$2494	$4863

If the policy is annuitized at the end of the applicable time period Or if you do not surrender your policy.	$520	$1556	$2494	$4863

(1)	During the income phase the fees may be different than those described in the Fee Table. See Section 5 Expenses.

(2)	The surrender charge, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. The surrender charge is decreased based on the number of years since the premium payment was made.

If you select Life with Emergency CashSM annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See Section 5, Expenses.

(3)	The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. There is no fee for the first 12 transfers per policy year. For additional transfers, Transamerica may charge a fee of $10 per transfer.

(4)	The service charge is the lesser of $30 or 2% of the policy value. It applies to both the fixed account and the separate account, and is assessed on a prorata basis relative to each account’s policy value as a percentage of the policy’s total policy value. We may waive the service charge in certain instances.

(5)	The mortality and expense risk fee shown (1.15%) is for the “Return of Premium Death Benefit”.

(6)	The fee for the Annual Step-Up Death Benefit (0.20%) is in addition to the mortality and expense risk fee for a total mortality and expense risk fee of 1.35%.

(7)	The fee for the Liquidity Rider fee is in addition to the mortality and expense risk fee (0.50%). This fee is only charged for the first three policy years.

(8)	The annual Beneficiary Earnings Enhancement fee is 0.25% of the policy value and is deducted only during the accumulation phase.

(9)	The annual Beneficiary Earnings Enhancement—Extra II fee is 0.55% of the policy value and is deducted only during the accumulation phase.

(10)	The fee table information relating to the underlying fund portfolios is for the year 2002 (unless otherwise noted) and was provided to Transamerica by the underlying fund portfolios, their investment advisers or managers, and Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

1.     THE ANNUITY POLICY

This prospectus describes the Retirement Income Builder—BAI Variable Annuity (formerly Retirement Income Builder III Variable Annuity) policy offered by Transamerica Life Insurance Company. This prospectus generally describes policies issued on or after May 1, 2003. Policies issued before that date may have different features (such as different death benefits or annuity payment options) and different charges. These differences are noted in Appendix D.

An annuity is a contract between you, the owner, and an insurance company (in this case Transamerica), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.

The policy is a flexible premium deferred variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.

The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional investments of $50 or more, until the annuity commencement date. You are not required to make any additional investments.

The policy is a “variable” annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive during the income phase from the separate account also depends upon the investment performance of your investment choices for the income phase. However, if you annuitize under the Initial Payment Guarantee, then Transamerica will guarantee a minimum amount of your annuity payments. There is an extra charge for this rider.

The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

2.     PURCHASE

Policy Issue Requirements

Transamerica will not issue a policy unless:

•	Transamerica receives all information needed to issue the policy;
•	Transamerica receives a minimum initial premium payment; and
•	The annuitant, owner, and any joint owner are age 85 or younger (may be lower for qualified policies).

We reserve the right to reject any application or premium payment.

Premium Payments

You should make checks for premium payments payable only to Transamerica Life Insurance Company and send them to the administrative and service office. Your check must be honored in order for Transamerica to pay any associated payments and benefits due under the policy.

Initial Premium Requirements

The initial premium payment for most policies must be at least $2,000. There is generally no minimum initial premium payment for policies issued under 403(b) policies of the Internal Revenue Code; however, your premium must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you let us keep it and credit it as soon as possible.

The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining that the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can generally make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your policy as of the business day we receive your premium and required information. Additional premium payments must be received before the New York Stock Exchange closes to get same-day pricing of the additional premium payment.

Maximum Total Premium Payments

Cumulative premium payments above $1,000,000 for issues ages 0-75 require prior approval by Transamerica. For issue ages over 75, cumulative premium payments above $500,000 require prior approval by Transamerica.

Allocation of Premium Payments

When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

If you allocate your premium payment to the Dollar Cost Averaging Program, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.

You may change allocations for future additional premium payments by sending us written instructions or by telephone, subject to the limitations described under “Telephone Transactions.” The allocation change will apply to premium payments received on or after the date we receive the change request.

You could lose the amount you allocate to the variable subaccounts.

Transamerica reserves the right to restrict or refuse any premium payments.

Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. eastern time. Holidays are generally not business days.

3.     INVESTMENT CHOICES

The Separate Account

The following variable subaccounts are generally available under the policy for new investors. The subaccounts invest in shares of the various underlying fund portfolios. The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed below.

AEGON/TRANSAMERICA SERIES FUND, INC.— INITIAL CLASS

Subadvised by AEGON/Transamerica Fund Advisers, Inc.

Asset Allocation—Conservative Portfolio(1)

Asset Allocation—Growth Portfolio(2)

Asset Allocation—Moderate Portfolio(3)

Asset Allocation—Moderate Growth Portfolio(4)

Subadvised by Banc One Investment Advisors Corp.

AEGON Bond

Subadvised by Capital Guardian Trust Company

Capital Guardian Global

Capital Guardian U.S. Equity

Capital Guardian Value

Subadvised by Clarion CRA Securities, L.P.

Clarion Real Estate Securities

Subadvised by The Dreyfus Corporation

Dreyfus Mid Cap

Subadvised by Federated Investment Counseling

Federated Growth & Income

Subadvised by Janus Capital Management LLC(5)

Janus Growth

Subadvised by Jennison Associates LLC

Jennison Growth

Subadvised by MFS® Investment Management

MFS High Yield

Subadvised by Pacific Investment Management Company LLC

PIMCO Total Return

Subadvised by Salomon Brothers Asset Management Inc.

Salomon All Cap

Subadvised by Third Avenue Management LLC(6)

Third Avenue Value

Subadvised by T. Rowe Price Associates, Inc.

T. Rowe Price Equity Income

T. Rowe Price Small Cap

Subadvised by Transamerica Investment Management, LLC

Transamerica Convertible Securities

Transamerica Equity

Transamerica Growth Opportunities

Transamerica Money Market

Subadvised by Van Kampen Asset Management Inc.

Van Kampen Emerging Growth

AIM VARIABLE INSURANCE FUNDS—SERIES II

Managed by A I M Advisors, Inc.

AIM V.I. Capital Appreciation Fund

AIM V.I. Core Equity Fund

AIM V.I. Premier Equity Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.—CLASS B(7)

Managed by Alliance Capital Management L.P.

AllianceBernstein Premier Growth Portfolio(8)

AllianceBernstein Technology Portfolio(9)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST—CLASS 2

Managed by Franklin Advisers, Inc.

Franklin Small Cap Fund

Managed by Franklin Advisory Services, LLC

Franklin Small Cap Value Securities Fund

Managed by Franklin Mutual Advisers, LLC

Mutual Shares Securities Fund

Managed by Templeton Investment Counsel LLC

Templeton Foreign Securities Fund

JANUS ASPEN SERIES—SERVICE SHARES

Managed by Janus Capital Management LLC(5)

Janus Aspen—Worldwide Growth Portfolio

MFS® VARIABLE INSURANCE TRUSTSM—SERVICE CLASS

Managed by MFS® Investment Management

MFS Emerging Growth Series

MFS Research Series

MFS Total Return Series

MFS Utilities Series

NATIONS SEPARATE ACCOUNT TRUST

Managed by Banc of America Capital Management, LLC(10)

Nations Asset Allocation Portfolio

Nations High Yield Bond Portfolio

Nations Marsico Focused Equities Portfolio

Nations Marsico Growth Portfolio

Nations Marsico International Opportunities Portfolio

Nations Marsico 21st Century Portfolio

Nations MidCap Growth Portfolio

Nations Small Company Portfolio

Nations Value Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS—SERVICE SHARES

Managed by OppenheimerFunds, Inc.

Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Main Street Fund/VA(11)

Oppenheimer Strategic Bond Fund/VA

PUTNAM VARIABLE TRUST—CLASS IB SHARES

Managed by Putnam Investment Management, LLC

Putnam VT Growth and Income Fund

Putnam VT Research Fund

VARIABLE INSURANCE PRODUCTS FUND—SERVICE CLASS 2

Managed by Fidelity Management & Research Company

Fidelity—VIP Equity-Income Portfolio

Fidelity—VIP Growth Portfolio

Fidelity—VIP Growth Opportunities Portfolio

Fidelity—VIP Index 500 Portfolio

Fidelity—VIP Mid Cap Portfolio

Fidelity—VIP Value Strategies Portfolio

(1)	Formerly known as Conservative Asset Allocation.
(2)	Formerly known as Aggressive Asset Allocation.
(3)	Formerly known as Moderate Asset Allocation.
(4)	Formerly known as Moderately Aggressive Asset Allocation.
(5)	Formerly known as Janus Capital Corporation.
(6)	Formerly Subadvised by EQSF Advisors, Inc.
(7)	Formerly Alliance Variable Products Series Fund, Inc.—Class B
(8)	Formerly known as Alliance Premier Growth Portfolio
(9)	Formerly known as Alliance Technology Portfolio
(10)	Formerly Managed by Banc of America Advisors, LLC.
(11)	Formerly Oppenheimer Main Street Growth & Income Fund/VA.

The following subaccount is only available to owners that held an investment in this subaccount on July 1, 2002. However, if any such owner surrenders all of his or her money from this subaccount after July 1, 2002, that owner may not reinvest in this subaccount.

AEGON/TRANSAMERICA SERIES FUND, INC.  (“A/T”)—INITIAL CLASS

Subadvised by The Dreyfus Corporation

Dreyfus Small Cap Value

Effective September 30, 2002, the following subaccount no longer accepts new investments from current or prospective investors. Shares of the subaccount may only be purchased through reinvestment of distributions. If any such owner surrenders all of his or her money from this subaccount after September 30, 2002, that owner may not reinvest in this subaccount.

NATIONS SEPARATE ACCOUNT TRUST

Managed by Banc of America Capital Management, LLC(1)

Nations International Value Portfolio

(1)	Formerly Managed by Banc of America Advisors, LLC.

The general public may not purchase shares of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.

More detailed information, including an explanation of the portfolios’ fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.

We may receive expense reimbursements or other revenues from the underlying funds or their managers. The amount of these reimbursements or revenues, if any, may be substantial and may be different for different portfolios, and may be based on the amount of assets that Transamerica or the separate account invests in the underlying fund portfolios.

We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. See the SAI for more information concerning the possible addition, deletion, or substitution of investments.

The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of Transamerica’s general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts.

While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Full and partial surrenders and transfers from a guaranteed period option of the fixed account are generally subject to an excess interest adjustment (except at the end of the guaranteed period). This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum, however.

We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law at the time the policy is issued. If you select the fixed account, your money will be placed with Transamerica’s other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase.

We reserve the right to refuse any premium payment to the fixed account.

Transfers

During the accumulation phase, you may make transfers to or from any subaccount or to the fixed account as often as you wish within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited to the following:

•	Transfers at the end of a guaranteed period. No excess interest adjustment will apply.
•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.
•	Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year is 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount you can transfer.

Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account, must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfers must be received while the New York Stock Exchange is open to get same-day pricing of the transaction.

We reserve the right to prohibit transfers to the fixed account.

The number of transfers permitted may be limited and a $10 charge per transfer may apply.

During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Transfers made by telephone are subject to the limitations described below under “Telephone Transactions.”

Market Timing.  The policy you are purchasing was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such transfers may be disruptive to the underlying fund portfolio and increase transaction costs. We reserve the right to reject any premium payment or transfer request from any person, if, in our judgment, the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio’s operations, or if an underlying fund portfolio would reject our purchase order, or because of a history of frequent transfers. We may impose other restrictions on transfers or even prohibit them for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege. We may, at any time, discontinue transfer privileges, modify our procedures, or limit the number of transfers we permit.

We do not permit market timing. Do not purchase this policy if you are a market timer.

4.    PERFORMANCE

Transamerica periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders or endorsements. We may disclose at least three different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges or fees for any optional riders. The deduction of any applicable premium taxes, surrender charges or any optional rider fees would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges.

Third, in addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e. before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

We also may, from time to time, include in our advertising and sales materials, the performance of other funds or accounts managed by the subadviser, the performance of predecessors to the underlying fund portfolios, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

Appendix B to this prospectus contains past performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Past performance is no indication of future performance; future performance will vary and future results will not be the same as the results shown.

5.    EXPENSES

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Surrender Charges

During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). We may deduct a surrender charge to compensate us for expenses relating to sales, including commissions to registered representatives and other promotional expenses.

You can surrender up to the cumulative free percentage free of surrender charges. You might have to pay a surrender charge, which is a contingent deferred sales charge, on surrenders in excess of the cumulative free percentage.

The following schedule shows the surrender charges that apply to the base policy during the five years following payment of each premium payment:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)

0 – 1 1 – 2 2 – 3 3 – 4 4 – 5 5 or more	6% 6% 6% 4% 2% 0%

For example, assume your premium is $100,000 and your policy value is $106,000 at the beginning of the second policy year and you surrender $30,000. Since that amount is more than your cumulative free percentage ($21,200), you would pay a surrender charge of $528 on the remaining $8,800 (6% of $30,000—$21,200).

Likewise, assume your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $5,040 [6% of ($100,000 – ($80,000 x 20%))].

After the tenth policy year, no surrender charges apply, regardless of when you made your last premium payment.

You generally can choose to receive the full amount of a requested partial surrender by directing us to deduct any surrender charge (and any applicable excess interest adjustment) from your remaining policy value. You receive your cash value upon full surrender. For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next.

Surrender charges are waived under the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver.

Keep in mind that surrenders may be taxable, and if made before age 59½, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from earnings first.

An optional rider is available which reduces the number of years a surrender charge applies to each premium payment. See Section 10—Liquidity Rider.

Life with Emergency CashSM Surrender Charge. If you select the Life with Emergency CashSM annuity payment option, then you can surrender your policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the annuity commencement date. The following schedule shows the current surrender charge:

Number of Years Since Annuity Commencement Date	Surrender Charge (as a percentage of adjusted policy value)

0 – 1	4%
1 – 2	3%
2 – 3	2%
3 – 4	1%
4 or more	0%

Note carefully the following three things about this surrender charge:

•	this surrender charge is measured from the annuity commencement date and not from the premium payment date;
•	this surrender charge is a percentage of the adjusted policy value applied to the Life with Emergency CashSM annuity payment option, and not a percentage of premium; and
•	under this payment option, there is no surrender charge free amount.

Value Rider Surrender Charge. The following schedule shows the surrender charges that apply during the seven years following each premium payment if you elect the Value Rider:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)

0-1 1-2 2-3 3-4 4-5 5-6 6-7 more than 7	8% 8% 6% 6% 5% 4% 2% 0%

Excess Interest Adjustment

Surrenders and transfers from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also be made to amounts applied to an annuity payment option.

Mortality and Expense Risk Fee

We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefits, certain expenses of the policy, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the policy. We may also pay distribution expenses out of this charge.

During the accumulation phase for the Return of Premium Death Benefit the daily mortality and expense risk fee is at an annual rate of 1.15%, and for the Annual Step-Up Death Benefit the daily mortality and expense risk fee is 0.20% higher at an annual rate of 1.35%. During the income phase, the daily mortality and expense risk fee for these benefits is at an annual rate of 1.10%.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use our profit or surplus for any proper purpose, including distribution expenses.

Administrative Charges

We deduct an administrative charge to cover the costs of administering the policies (including certain distribution-related expenses). This charge is equal to an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.

In addition, an annual service charge of $30 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.

Premium Taxes

Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:

•	you begin receiving annuity payments;
•	you surrender the policy; or
•	a death benefit is paid.

Generally, premium taxes range from 0% to 3.50%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

Transfer Fee

You are allowed to make 12 free transfers per year before the annuity commencement date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing and Dollar Cost Averaging transfers do not count as one of your 12 free transfers per year. All transfer requests made at the same time are treated as a single request.

Initial Payment Guarantee

If you elect the Initial Payment Guarantee at the time of annuitization, there is a rider fee currently at an annual rate of 1.25% of the daily net asset value. This fee may be higher or lower at the time you annuitize and elect the rider.

Liquidity Rider

If you elect the Liquidity Rider, there is a rider fee at an annual rate of 0.50% of the daily net asset value for the first three policy years.

Beneficiary Earnings Enhancement

If you elect the Beneficiary Earnings Enhancement, there is an annual rider fee during the accumulation phase of 0.25% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider (once we have received all necessary regulatory approvals) during the accumulation phase.

Beneficiary Earnings Enhancement—Extra II

If you elect the Beneficiary Earnings Enhancement—Extra II, there is an annual rider fee during the accumulation phase of 0.55%. The rider fee will be deducted on each rider anniversary and upon termination of the rider (once we have received all necessary regulatory approvals) during the accumulation phase.

Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolio. The minimum and maximum fund expenses for the previous calendar year are found in the “Fee Table” section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.

6.   ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in the following ways:

•	by making a surrender (either a complete or partial surrender); or
•	by taking systematic payouts.

Surrenders

If you take a complete surrender, you will receive your cash value.

If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the policy value.

You may take out up to the cumulative free percentage free of surrender charges each policy year.

Remember that any surrender you take will reduce the policy value, and might reduce the amount of the death benefit. See Section 8, Death Benefit, for more details. A surrender may also reduce other benefits.

Surrenders may be subject to a surrender charge. Surrenders from the fixed account may also be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.

Surrenders from qualified policies may be restricted or prohibited.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either complete or partial (unless you elect a Life with Emergency CashSM payment option).

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive all required information at our Administrative and Service Office. We may defer such payment from the separate account if:

•	the New York Stock Exchange is closed for other than usual weekends or holidays or trading on the Exchange is otherwise restricted;

•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
•	the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a policy owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium check has cleared your bank.

Excess Interest Adjustment

Money that you transfer out of or surrender from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a transfer or surrender (either full or partial), if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value on surrender or transfer. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on surrender or transfer.

Any amount surrendered in excess of the cumulative interest credited is generally subject to an excess interest adjustment. An excess interest adjustment may be made on amounts applied to an annuity payment option.

There will be no excess interest adjustment on any of the following:

•	surrenders of cumulative interest credited;
•	Nursing Care or Terminal Condition Withdrawal Option surrenders;
•	Unemployment Waiver surrenders;
•	surrenders to satisfy any minimum distribution requirements; and
•	Systematic Payout Option payments, which do not exceed the cumulative interest credited at the time of payment.

Please note that in these circumstances, you will not receive a higher cash value if interest rates have fallen, nor will you receive a lower cash value if interest rates have risen.

The excess interest adjustment may vary for certain policies and may not be applicable for all policies.

7.	ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us written notice 30 days before the current annuity commencement date. The new annuity commencement date must be at least 30 days after we receive notice of the change. The latest annuity commencement date generally cannot be after the policy month following the month in which the annuitant attains age 98. The earliest annuity commencement date is 30 days after you purchase your policy.

Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse continues the policy).

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant’s death, the beneficiary will receive any remaining guaranteed payments.

Annuity Payment Options

The policy provides several annuity payment options that are described below. You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments. If the adjusted policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under a payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

Unless you choose to receive variable payments, the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s). The dollar amount of each variable payment after the first may increase, decrease or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease. Please note that these changes may only occur annually under the Initial Payment Guarantee. A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.

The annuity payment options are explained below. Options 1, 2, and 3 are fixed only. Options 4 and 5 can be fixed or variable.

Payment Option 1—Interest Payments. We will pay the interest on the amount we use to provide annuity payments in equal payments, or this amount may be left to accumulate for a period of time to which you and Transamerica agree. You and Transamerica will agree on surrender rights when you elect this option.

Payment Option 2—Income for a Specified Period. We will make level payments only for a fixed period. No funds will remain at the end of the period.

Payment Option 3—Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

Payment Option 4—Life Income. You may choose between:

•	No Period Certain (fixed or variable)—Payments will be made only during the annuitant’s lifetime.
•	10 Years Certain (fixed or variable)—Payments will be made for the longer of the annuitant’s lifetime or ten years.
•	Guaranteed Return of Policy Proceeds (fixed only)—Payments will be made for the longer of the annuitant’s lifetime or until the total dollar amount of payments we make to you equals the amount applied to this option.
•	Life with Emergency CashSM (fixed or variable)—Payments will be made during the annuitant’s lifetime. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). The Life with Emergency CashSM benefit will continue through age 100 of the annuitant. The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the annuitant. (For qualified policies the death benefit ceases at the date the annuitant reaches the IRS age limitation.)

Payment Option 5—Joint and Survivor Annuity. You may choose between:

•	No Period Certain (fixed or variable)—Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.
•	Life with Emergency CashSM (fixed or variable)—Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). The Life with Emergency CashSM benefit will continue through age 100 of the surviving joint annuitant. The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the surviving joint annuitant. (For qualified policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.)

Other annuity payment options may be arranged by agreement with Transamerica. Certain annuity payment options may not be available for all policies.

NOTE CAREFULLY:

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and
•	the annuitant dies before the date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

IF:

•	you choose Income for a Specified Period, Life Income with 10 years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to that person’s beneficiary, or their present value may be paid in a single sum.

However, IF:

•	you choose Life with Emergency CashSM; and
•	the annuitant dies before age 101;

THEN:

•	the Life with Emergency CashSM death benefit will be paid.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping Transamerica informed of their current address.

8.    DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option, or may choose to receive a lump sum.

When We Pay A Death Benefit

We will pay a death benefit IF:

•	you are both the annuitant and sole owner of the policy; and
•	you die before the annuity commencement date.

We will pay a death benefit to you (owner) IF:

•	you are not the annuitant; and
•	the annuitant dies before the annuity commencement date.

If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit. All current surrender charges will be waived.

When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

•	you are not the annuitant; and
•	you die prior to the annuity commencement date.

Please note distribution requirements apply to the policy value upon the death of any owner. Generally, the new owner (unless it is the deceased owner’s spouse) must surrender the policy within five years of your death for the adjusted policy value minus any applicable rider fees. These requirements are detailed in the SAI.

Deaths After the Annuity Commencement Date

The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:

•	you are not the annuitant; and
•	you die on or after the annuity commencement date; and
•	the entire interest in the policy has not been paid to you;

THEN:

•	the remaining portion of such interest in the policy will be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

IF:

•	You are receiving annuity payments under the Life with Emergency CashSM; and
•	The annuitant dies before age 101;

THEN:

•	A Life with Emergency CashSM death benefit will be paid.

Spousal Continuation

IF:

•	the surviving spouse of the deceased owner (as beneficiary or sole-surviving owner) elects to continue the policy instead of receiving the death benefit; and

•	the guaranteed minimum death benefit is greater than the policy value;

THEN:

•	we will increase the policy value to be equal to the guaranteed minimum death benefit. This increase is made only at the time the surviving spouse elects to continue the policy and the guaranteed minimum death benefit will continue as applicable.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option you chose when you bought the policy. The death benefit will generally be the greatest of:

•	policy value on the date we receive the required information; or
•	cash value on the date we receive the required information (this will be more than the policy value if there is a positive excess interest adjustment that exceeds the surrender charge); or
•	guaranteed minimum death benefit (discussed below), plus premium payments, less adjusted partial surrenders from the date of death to the date the death benefit is paid.

Guaranteed Minimum Death Benefit

NOTE:    The following generally applies, depending on the state of issue, to policies issued after May 1, 2003. For other policies, see Appendix D.

At the time you purchase your policy, you generally may choose one of the guaranteed minimum death benefit options listed below (age limitations may apply).

After the policy is issued, you cannot make an election and the death benefit cannot be changed.

A.    Return of Premium Death Benefit

The Return of Premium Death Benefit is:

•	total premium payments; less
•	any adjusted partial surrenders as of the date of death.

The Return of Premium Death Benefit will be in effect if you do not choose one of the other options when you purchase your policy. The charges are lower for this option.

B.    Annual Step-Up Death Benefit

On each policy anniversary before your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. The death benefit is equal to:

•	the largest policy value on the policy date or on any policy anniversary before the earlier of the date of the annuitant’s death or the annuitant’s 81st birthday; plus
•	any premium payments since that date; minus
•	any adjusted partial surrenders since that date.

The Annual Step-Up Death Benefit is not available if the annuitant is 76 or older on the policy date. There is an extra charge for this death benefit (an extra 0.20% annually).

The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies.

Adjusted Partial Surrender

Minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of the surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than total premium payments. We have included a detailed explanation of this adjustment in the SAI. This is referred to as “adjusted partial withdrawal” in your policy.

9.   TAXES

NOTE: Transamerica has prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. Transamerica has included an additional discussion regarding taxes in the SAI.

Annuity Policies in General

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules generally provide that you will not be taxed on the earnings, if any, on the money held in your annuity policy until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of policy—qualified or nonqualified (discussed below). You will generally not be taxed on increases in the value of your policy until a distribution occurs—either as a surrender or as annuity payments.

When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes and tax deferral will not apply.

Qualified and Nonqualified Policies

If you purchase the policy under an individual retirement annuity, a pension plan, or specially sponsored program, your policy is referred to as a qualified policy.

Qualified policies are issued in connection with the following plans:

•	Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the contract. A Roth IRA also allows individuals to make contributions to the contract, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.
•	Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the contract on a pre-tax basis.
•	Corporate Pension and Profit-Sharing Plans and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the contract on a pre-tax basis.
•	Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the contract.

The policy may contain death benefit features that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because the death benefit may exceed this limitation, anyone using the policy in connection with such plans should consult their tax adviser. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit provision, such as the provision in the contract, comports with IRA qualification requirements.

If you purchase the policy as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your policy is referred to as a nonqualified policy.

Surrenders—Qualified Policies

The information herein describing the taxation of nonqualified policies does not apply to qualified policies. There are special rules that govern with respect to qualified policies. Generally, these rules restrict:

•	the amount that can be contributed to the policy during any year;
•	the time when amounts can be paid from the policies; and
•	the amount of any death benefit that may be allowed.

In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59½, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policies. We have provided more information in the SAI.

You should consult your legal counsel or tax adviser if you are considering purchasing a policy for use with any qualified policy or other retirement plan.

Surrenders—403(b) Policies

The Internal Revenue Code limits surrender from certain 403(b) policies. Surrenders can generally only be made when an owner:

•	reaches age 59½;
•	leaves his/her job;
•	dies;
•	becomes disabled (as that term is defined in the Internal Revenue Code); or
•	declares hardship. However, in the case of hardship, the owner can only surrender the premium payments and not any earnings.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity policy. The policy must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity policy. These diversification and distribution requirements are discussed in the SAI. Transamerica may modify the policy to attempt to maintain favorable tax treatment.

Surrenders—Nonqualified Policies

If you make a surrender (including Systematic Payouts) from a nonqualified policy before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from earnings and then from your premium payments. When you make a surrender you are taxed on the amount of the surrender that is earnings. (The excess interest adjustment resulting from the surrender may affect the amount on which you are taxed. You should consult a tax adviser if a surrender results in an excess interest adjustment.) If you make a full surrender, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the contract,” which is generally your premiums paid (adjusted for any prior surrenders or portions thereof that were not taxable). Different rules apply for annuity payments. See “Annuity Payments” below.

The Internal Revenue Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty tax. They include any amounts:

•	paid on or after the taxpayer reaches age 59½;
•	paid after an owner dies;
•	paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);
•	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
•	paid under an immediate annuity; or
•	which come from premium payments made prior to August 14, 1982.

All non-qualified deferred annuity policies that are issued by Transamerica (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distributions occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of the annuitant. Generally, such amounts should be includable in the income of the recipient:

•	if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or
•	if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

•	Fixed payments—by dividing the “investment in the contract” on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.
•	Variable payments—by dividing the “investment in the contract” on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If you select more than one annuity payment option, special rules govern the allocation of the policy’s entire “investment in the contract” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the contract” as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction for your last taxable year.

It is unclear whether stabilized annuity payments under the Initial Payment Guarantee should be treated as fixed annuity payments or variable annuity payments for federal income tax purposes. In addition, stabilized annuity payments may not qualify as a series of substantially equal payments that would be exempt from any applicable penalty tax. You should consult a tax adviser on these issues.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.

Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. You should consult a tax adviser with respect to legal developments and their effect on the policy.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium Death Benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with the Beneficiary Earnings Enhancement and the Beneficiary Earnings Enhancement—Extra II as a taxable withdrawal, which might also be subject to a tax penalty if the withdrawal occurs prior to age 59½. Although we do not believe that the fees associated with the Beneficiary Earnings Enhancement, Beneficiary Earnings Enhancement—Extra II or any other optional benefit provided under the policy should be treated as taxable withdrawals, the tax rules associated with these benefits are unclear, and we advise that you consult your tax advisor prior to selecting any optional benefit under the policy.

10.   ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular payments from your policy by using the Systematic Payout Option. Under this option, you can receive up to 10% (annually) of your policy value.

This amount may be taken free of surrender charges. Any payment in excess of the cumulative interest credited at the time of payment may be subject to an excess interest adjustment.

Payments can be made monthly, quarterly, semi-annually, or annually and will not begin until one payment period from the date we receive your instructions. Each payment must be at least $50. Monthly and quarterly payments must be made by electronic funds transfer directly to your checking or savings account.

If you request an additional surrender while a Systematic Payout Option is in effect, the Systematic Payout Option will terminate.

There is no charge for this benefit.

Income Benefit Programs

The Family Income Protector and Managed Annuity Programs are no longer available for new sales, but if you have previously elected one of these benefits you can still upgrade. If you upgrade your minimum annuitization value or minimum income base, you will generally receive the Managed Annuity Program II. See Appendix C for more information.

Initial Payment Guarantee

You may only elect to purchase the Initial Payment Guarantee at the time you annuitize your policy. You cannot delete this payment guarantee (or eliminate the charge for it) after you have elected it. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

With the Initial Payment Guarantee, you receive stabilized annuity payments that are guaranteed to never be less than a percentage of the initial payment. The guaranteed percentage is subject change from time to time; however once you annuitize and elect the rider, the guaranteed percentage will not change during the life of the rider. Contact us for the current guaranteed percentage.

Rider Fee.  There is a charge for the Initial Payment Guarantee, which is in addition to the base product mortality and expense risk fee and administrative charge. This fee is reflected in the amount of the annuity payments that you receive if you select the Initial Payment Guarantee. It is reflected in the calculation of the annuity unit values.

The Initial Payment Guarantee fee is currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts. You pay whatever the fee is when you annuitize.

Other.  The Initial Payment Guarantee uses a 5% assumed investment return to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the investment return (net of fees and expenses) exactly equals 5%. The payments will increase if actual investment performance (net of fees and expenses) exceeds the assumed investment return, and decrease if actual performance is below the assumed investment return (but not below the guaranteed level).

Termination.  The Initial Payment Guarantee is irrevocable.

The Initial Payment Guarantee may vary for certain policies and may not be available for all policies.

Liquidity Rider

The optional Liquidity Rider reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.

Surrender Schedule.  The following schedule shows the surrender charges that apply if the Liquidity Rider is elected:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)

0 – 1 1 – 2 2 – 3 more than 3	6 6 6 0	% % % %

Rider Fee.  A rider fee equal to an effective annual rate of 0.50% of the daily net asset value in the separate account is deducted in calculating the accumulation unit values. Please note we may credit interest in the fixed account at a lower rate if you select this rider. The rider fee is only charged for the first three policy years.

Accumulation Unit Values.  After the end of the first three policy years, the 0.50% rider fee will no longer be assessed. We intend to administer the removal of the fee by changing to a different class of accumulation units. This will result in adjusting the number of accumulation units and adjusting the unit value of the subaccounts in which you were invested at the end of the third policy year. The elimination of the fee and the adjustment in the number of accumulation units and unit values will not affect policy values.

Other.  You cannot elect the Value Rider if you elect this rider.

Termination.  The rider is irrevocable.

The Liquidity Rider may vary for certain policies and may not be available for all policies.

Value Rider

You may only elect the Value Rider at the time you buy your policy. If you elect the Value Rider, the mortality and expense risk fee is reduced by 0.25% (in other words 25 basis points).

Rider Fee.  There is no specific charge for the Value Rider but the surrender charge is higher and lasts longer if you elect the rider. Transamerica expects to use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to compensate for the reduction in the mortality and expense risk fee.

Surrender Charge.  You can surrender up to 10% of your policy value (measured at the time of surrender) each year free of surrender charges. This free percentage is not cumulative and is determined at the time of the surrender. If you request a surrender in excess of this free percentage, you will have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount. See Section 5, EXPENSES for the surrender schedule.

Please note that if you elect this rider, your “free percentage” is not cumulative, unlike the base policy which has a cumulative free percentage. The non-cumulative nature of the free percentage under the rider may increase the amount of surrender charge you pay for a full or partial surrender.

Other.  You cannot elect the Liquidity Rider if you elect this rider.

Termination.  The rider is irrevocable.

The Value Rider may vary for certain policies and may not be available for all policies.

Beneficiary Earnings Enhancement

The optional “Beneficiary Earnings Enhancement” pays an additional amount (based on earnings since the rider was issued) when a death benefit is payable under your policy, in certain circumstances. The Beneficiary Earnings Enhancement is only available for issue ages through age 80.

Beneficiary Earnings Enhancement Amount.  The Beneficiary Earnings Enhancement is only payable if you elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The Beneficiary Earnings Enhancement is equal to:

•	the Beneficiary Earnings Enhancement factor (see below); multiplied by
•	the rider earnings on the date the death benefit is calculated.

Rider earnings equal:

•	the policy value on the date of death benefit is determined; minus
•	policy value on the rider date; minus
•	premium payments after the rider date; plus
•	surrenders after the rider date that exceed the rider earnings on the date of the surrender.

No benefit is payable under the Beneficiary Earnings Enhancement if there are no rider earnings on the date the death benefit is calculated.

If you purchase your policy as part of a 1035 exchange or add the Beneficiary Earnings Enhancement after you purchase the policy, rider earnings do not include any gains before the 1035 exchange or the date the Beneficiary Earnings Enhancement is added to your policy.

The Beneficiary Earnings Enhancement factor is currently 40% for issue ages under 71 and 25% for issue ages 71-80.

No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated.

For purposes of computing taxable gains, both the death benefit payable under the policy and the Beneficiary Earnings Enhancement will be considered.

Please see the SAI for an example which illustrates the Beneficiary Earnings Enhancement payable as well as the effect of a partial surrender on the Beneficiary Earnings Enhancement.

Spousal Continuation.  If a spouse, as the new owner of the policy, elects to continue the policy instead of receiving a death benefit and Beneficiary Earnings Enhancement, the spouse will receive a one-time policy value increase equal to the Beneficiary Earnings Enhancement. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider as long as he or she is under the age of 80.

Rider Fee.  A rider fee, 0.25% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the Beneficiary Earnings Enhancement would not pay any benefits (because there are no rider earnings).

Termination.  The rider will remain in effect until:

•	you cancel it by notifying our service center in writing,
•	the policy is annuitized or surrendered, or
•	the Beneficiary Earnings Enhancement is paid or added to the policy value under a spousal continuation.

Once terminated, the Beneficiary Earnings Enhancement may be re-elected; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and of IRAs. Consult a tax adviser before electing this rider for any qualified plan or IRA.

The Beneficiary Earnings Enhancement may vary for certain policies and may not be available for all policies.

Beneficiary Earnings Enhancement—Extra II

The optional “Beneficiary Earnings Enhancement—Extra II” pays an additional death benefit amount when a death benefit is payable under your policy, in certain circumstances. The Beneficiary Earnings Enhancement—Extra II is only available for issue ages through age 75.

Beneficiary Earnings Enhancement—Extra II Benefit Amount. An additional death benefit is only payable if a death benefit is paid on the base policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:

•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all rider fees paid since the rider date.
•	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.

The rider benefit base at any time is equal to the policy value less any premiums added after the rider date.

The rider benefit percentage may vary but will currently be equal to 30% for issue ages 0-70 and 20% for issue ages 71-75.

No benefit is payable under the Beneficiary Earnings Enhancement—Extra II if the policy value on the date of death is less than the premium payments after the rider date.

For purposes of computing taxable gains, both the death benefit payable under the policy and the additional benefit will be considered.

Please see the SAI for an example which illustrates the additional death benefit payable as well as the effect of a partial surrender on the additional benefit.

Spousal Continuation.  If a spouse, as the new owner of the policy, elects to continue the policy instead of receiving the death benefit and Beneficiary Earnings Enhancement—Extra II, the spouse will receive a one-time policy value increase equal to the Beneficiary Earnings Enhancement—Extra II. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider as long as he or she under the age of 76.

Rider Fee.  A rider fee, currently 0.55% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the rider would not pay any benefits.

Termination.  The rider will remain in effect until:

•	you cancel it by notifying our service center in writing,
•	the policy is annuitized or surrendered, or
•	the additional death benefit is paid or added to the policy value under a spousal continuation.

Once terminated, the Beneficiary Earnings Enhancement—Extra II may not be re-elected for one year.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans. Consult a tax adviser before electing this rider.

The Beneficiary Earnings Enhancement—Extra II may vary for certain policies and may not be available for all policies.

Nursing Care and Terminal Condition Withdrawal Option

No surrender charges or excess interest adjustment will apply if you make a surrender ($1,000 minimum), under certain circumstances, because you or your spouse has been:

•	confined in a hospital or nursing facility for 30 days in a row; or
•	diagnosed with a terminal condition (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person. You may exercise this benefit at any time (during the accumulation phase). There is no charge for this benefit.

This benefit may vary for certain policies and may not be available for all policies.

Unemployment Waiver

No surrender charges or excess interest adjustment will apply to surrenders after you or your spouse become unemployed in certain circumstances, because you were terminated, laid off, or otherwise lost your job involuntarily. In order to qualify, you (or your spouse, whichever is applicable) must have been:

•	employed full time for at least two years prior to becoming unemployed;
•	employed full time on the policy date;
•	unemployed for at least 60 days in a row at the time of surrender;
•	must have a minimum cash value at the time of surrender of $5,000; and
•	you (or your spouse) must be receiving unemployment benefits. You must provide written proof from your State’s Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.

You may select this benefit at any time (during the accumulation phase). There is no charge for this benefit.

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

This benefit may vary for certain policies and may not be available for all policies.

Telephone Transactions

You may generally make transfers and change the allocation of additional premium payments by telephone IF:

•	you select the “Telephone Transfer/Reallocation Authorization” box in the policy application or enrollment information; or
•	you later complete an authorization form.

You will be required to provide certain information for identification purposes when requesting a transaction by telephone and we may record your telephone call. We may also require written confirmation of your request. We will not be liable for following telephone requests that we believe are genuine. We reserve the right to revoke your telephone transaction privileges at any time without revoking all owners’ telephone transfer privileges.

Telephone requests must be received while the New York Stock Exchange is open to get same-day pricing of the transaction. We may discontinue this option at any time.

We may deny telephone transaction privileges to market timers.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe circumstances or other weather emergencies. There may be interruptions in service beyond our control, and if the volume of calls is unusually high, we might not have anyone available, or lines available, to take your call.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically make transfers into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

There are two Dollar Cost Averaging programs available under your policy:

•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started.
•	Special—You may elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment option into a Special Dollar Cost Averaging program.

A minimum of $500 per transfer is required. A minimum of $3,000 is required to start a 6-month program and $6,000 is required to start a 12-month program. The minimum number of transfers is 6 monthly and 4 quarterly, and the maximum is 24 monthly and 8 quarterly.

You can elect to transfer from one of the fixed or variable sources listed on the Dollar Cost Averaging election form (only fixed sources are available for special Dollar Cost Averaging programs).

A Dollar Cost Averaging program will begin once we receive the required instructions and the minimum required premium. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase but the length of the Dollar Cost Averaging program will not. If we receive additional premium payments after a Dollar Cost Averaging program is completed, absent new instructions to the contrary, a new Dollar Cost Averaging program will be started using the previous instructions (assuming it meets the minimum Dollar Cost Averaging requirements).

NOTE CAREFULLY:

IF:

•	We do not receive all necessary information to begin a Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program; or
•	We do not receive the minimum required amount to begin a Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

•	Any amount in a fixed source will be transferred to the money market investment option; and
•	Any amount in a variable source will remain in that variable investment option; and
•	New instructions will be required to begin a Dollar Cost Averaging program.

IF:

•	You discontinue a Dollar Cost Averaging program before its completion;

THEN:

•	We will, absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions.

There is no charge for this benefit.

The Dollar Cost Averaging Program may vary for certain policies and may not be available for all policies. See your policy for availability of the fixed account options.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called Asset Rebalancing and can be started and stopped at any time free of charge. However, we will not rebalance if you are in the dollar cost averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to start Asset Rebalancing. Asset Rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

11.    OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can change the owner at any time by notifying us in writing. An ownership change may be a taxable event.

Assignment

You can also assign the policy anytime during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment. We will not be liable for any payment or other action we take in accordance with the policy before we receive notice of the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.

Transamerica Life Insurance Company

Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company, Inc. It is engaged in the sale of life and health insurance and annuity policies. Transamerica is a wholly-owned indirect subsidiary of AEGON USA, Inc. which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON USA, Inc. is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Transamerica is licensed in all states except New York, the District of Columbia, and Guam.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of Transamerica.

The Separate Account

Transamerica established a separate account, called Separate Account VA K, under the laws of the State of Iowa on July 10, 2001. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or Transamerica. Income, gains, and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to Transamerica’s other income, gains or losses.

The assets of the separate account are held in Transamerica’s name on behalf of the separate account and belong to Transamerica. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business Transamerica may conduct. The separate account may include other subaccounts that are not available under these policies.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying fund portfolios. The underlying fund portfolios are not limited to selling their shares to this separate account and can accept investments from any separate account or qualified retirement plan. Since the underlying fund portfolios are available to registered separate accounts offering variable annuity products of Transamerica, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including Transamerica, agree to take any necessary steps to resolve the matter. This includes removing their separate accounts from the underlying funds. See the underlying fund portfolios’ prospectuses for more details.

Exchanges and Reinstatements

You can generally exchange one annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity and there will be a new surrender charge period and other charges may be higher (or lower) and the benefits may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).

You may surrender your policy and transfer your money directly to another life insurance company (sometimes referred to as a 1035 exchange or a trustee-to-trustee transfer). You may also request us to reinstate your policy after such an exchange by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights

Transamerica will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Distributor of the Policies

AFSG Securities Corporation is the principal underwriter of the policies. Like Transamerica, it is a wholly-owned indirect subsidiary of AEGON USA, Inc. It is located at 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. AFSG Securities Corporation is registered as a broker/dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc. (NASD).

Commissions of up to 5.50% of premium payments will be paid to broker/dealers who sell the policies under agreements with AFSG Securities Corporation. These commissions are not deducted from premium payments. In addition, certain production, persistency and managerial bonuses may be paid. Transamerica may also pay compensation to financial institutions for their services in connection with the sale and servicing of the policies.

To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker/dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

Transamerica intends to recoup commissions and other sales expenses primarily, but not exclusively, through:

•	the administrative charge;
•	the surrender charge;
•	the mortality and expense risk fee;
•	revenues, if any, that we receive from the underlying fund portfolios or their managers; and
•	investment earnings on amounts allocated to the fixed account.

Commissions paid on the policies, including other incentives or payments, are not charged to the policy owners or the separate account.

Pending regulatory approvals, we intend to distribute the policies in all states, except New York, and in certain possessions and territories.

IMSA

We are a member of the Insurance Marketplace Standards Association (IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance, and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org. in the “Consumer” section or by contacting IMSA at: 202-624-2121.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the separate account are subject. Transamerica, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Transamerica believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account, AFSG Securities Corporation, or Transamerica.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms
The Policy—General Provisions
Certain Federal Income Tax Consequences
Investment Experience
Beneficiary Earnings Enhancement Rider—Additional Information
Beneficiary Earnings Enhancement—Extra II Rider—Additional Information
Historical Performance Data
Published Ratings
State Regulation of Transamerica
Administration
Records and Reports
Distribution of the Policies
Voting Rights
Other Products
Custody of Assets
Legal Matters
Independent Auditors
Other Information
Financial Statements

APPENDIX A

CONDENSED FINANCIAL INFORMATION

(For policies purchased on or after May 1, 2003)

The Total Separate Account Annual Expense of 1.30% was not offered as of December 31, 2002, therefore condensed financial data is not available that reflects that Total Separate Account Annual Expense; however a previous Total Separate Account Expense of 1.50% has been offered and is included in this section.

CONDENSED FINANCIAL INFORMATION

(For policies purchased prior to May 1, 2003)

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

Total Separate Account Annual Expenses: 1.50%

	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

Asset Allocation—Conservative Portfolio—Initial Class(1)[a]
2002	$1.000000	$0.896399	1,257,237.237

Asset Allocation—Growth Portfolio—Initial Class(1)[b]
2002	$1.000000	$0.804872	489,407.644

Asset Allocation—Moderate Portfolio—Initial Class(1)[c]
2002	$1.000000	$0.867926	3,723,739.299

Asset Allocation—Moderate Growth Portfolio—Initial Class(1)[d]
2002	$1.000000	$0.839352	3,184,040.746

AEGON Bond—Initial Class(1)
2002	$1.000000	$1.067415	1,207,125.063

Capital Guardian Global— Initial Class(1)
2002	$1.000000	$1.008862	12,659.332

Capital Guardian U.S. Equity—Initial Class(1)
2002	$1.000000	$1.027322	83,154.351

Capital Guardian Value— Initial Class(1)
2002	$1.000000	$0.991573	353,170.955

Dreyfus Mid Cap—Initial Class(1)
2002	$1.000000	$0.801003	671,698.561

Dreyfus Small Cap Value— Initial Class(1)
2002	$1.000000	$0.623965	136,035.410

Total Separate Account Annual Expenses: 1.50%

(continued)

	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

Federated Growth & Income—Initial Class(1)
2002	$1.000000	$0.928539	828,059.131

Janus Growth—Initial Class(1)
2002	$1.000000	$0.794788	192,856.610

Jennison Growth—Initial Class(1)
2002	$1.000000	$0.752455	100.000

MFS High Yield—Initial Class(1)
2002	$1.000000	$0.988400	88,808.095

PIMCO Total Return— Initial Class(1)
2002	$1.000000	$1.051492	2,390,619.107

Third Avenue Value—Initial Class(1)
2002	$1.000000	$0.813193	636,527.369

T. Rowe Price Equity Income—Initial Class(1)
2002	$1.000000	$0.840004	905,118.217

T. Rowe Price Small Cap— Initial Class(1)
2002	$1.000000	$0.743017	531,647.131

Transamerica Equity—Initial Class(1)
2002	$1.000000	$0.841808	735,668.606

Transamerica Money Market—Initial Class(1)
2002	$1.000000	$0.999158	1,406,318.530

Van Kampen Emerging Growth—Initial Class(1)
2002	$1.000000	$0.722997	117,149.380

AIM V.I. Capital Appreciation Fund—Series II(1)
2002	$1.000000	$0.793030	87,593.702

AIM V.I. Core Equity Fund— Series II(1)
2002	$1.000000	$0.845037	41,991.240

AIM V.I. Premier Equity Fund—Series II(1)
2002	$1.000000	$0.769430	74,969.248

AllianceBernstein Premier Growth Portfolio—Class B(1)e
2002	$1.000000	$0.782376	92,139.717

Total Separate Account Annual Expenses: 1.50%

(continued)

	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

AllianceBernstein Technology Portfolio—Class B(1)f
2002	$1.000000	$0.677233	18,487.696

Franklin Small Cap Fund—Class 2(1)
2002	$1.000000	$0.760172	790,434.003

Mutual Shares Securities Fund—Class 2(1)
2002	$1.000000	$0.844263	1,037,657.970

Templeton Foreign Securities Fund—Class 2(1)
2002	$1.000000	$0.784264	428,372.566

Janus Aspen—Worldwide Growth Portfolio—Service Shares(1)
2002	$1.000000	$0.780090	180,717.169

MFS Emerging Growth Series—Service Class(1)
2002	$1.000000	$0.746481	76,290.589

MFS Research Series— Service Class(1)
2002	$1.000000	$0.784755	211,156.983

MFS Total Return Series— Service Class(1)
2002	$1.000000	$0.917454	1,772,911.343

MFS Utilities Series—Service Class(1)
2002	$1.000000	$0.836476	266,834.318

Nations High Yield Bond Portfolio(1)
2002	$1.000000	$0.959782	1,105,007.756

Nations International Value Portfolio(1)
2002	$1.000000	$0.790789	214,822.653

Nations Marsico Focused Equities Portfolio(1)
2002	$1.000000	$0.790806	1,084,906.133

Nations Marsico Growth Portfolio(1)
2002	$1.000000	$0.785928	1,037,369.384

Nations Marsico International Opportunities Portfolio(1)
2002	$1.000000	$0.856631	415,361.122

Nations Marsico 21st Century Portfolio(1)
2002	$1.000000	$0.868408	153,157.794

Total Separate Account Annual Expenses: 1.50%

(continued)

	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

Nations MidCap Growth Portfolio(1)
2002	$1.000000	$0.734318	496,141.301

Oppenheimer Capital Appreciation Fund/VA— Service Shares(1)
2002	$1.000000	$0.784784	385,018.466

Oppenheimer Main Street Fund/VA—Service Shares(1)g
2002	$1.000000	$0.804498	515,742.420

Oppenheimer Strategic Bond Fund/VA—Service Shares(1)
2002	$1.000000	$1.027492	349,172.775

[100s]Putnam VT Growth and Income Fund—Class IB Shares(1)
2002	$1.000000	$0.814427	128,798.418

Putnam VT Research Fund— Class IB Shares(1)
2002	$1.000000	$0.812600	21,819.811

Fidelity—VIP Equity-Income Portfolio—Service Class 2(1)
2002	$1.000000	$0.818251	490,988.658

Fidelity—VIP Growth Portfolio—Service Class 2(1)
2002	$1.000000	$0.743924	66,867.846

Fidelity—VIP Growth Opportunities Portfolio— Service Class 2(1)
2002	$1.000000	$0.816761	43,630.022

Fidelity—VIP Mid Cap Portfolio—Service Class 2(1)
2002	$1.000000	$0.857022	643,471.427

Total Separate Account Annual Expenses: 1.40%

	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

Asset Allocation—Conservative Portfolio—Initial Class(1)a
2002	$1.000000	$0.896994	227,117.129

Asset Allocation—Growth Portfolio—Initial Class(1)b
2002	$1.000000	$0.805402	220,371.783

Asset Allocation—Moderate Portfolio—Initial Class(1)c
2002	$1.000000	$0.868490	1,341,027.558

Asset Allocation—Moderate Growth Portfolio— Initial Class(1)d
2002	$1.000000	$0.839908	1,388,095.807

AEGON Bond—Initial Class(1)
2002	$1.000000	$1.068119	431,410.422

Capital Guardian Global— Initial Class(1)
2002	$1.000000	$1.009281	2,145.098

Capital Guardian U.S. Equity—Initial Class(1)
2002	$1.000000	$1.027744	113,413.812

Capital Guardian Value— Initial Class(1)
2002	$1.000000	$0.991979	84,106.599

Dreyfus Mid Cap—Initial Class(1)
2002	$1.000000	$0.801529	146,011.420

Dreyfus Small Cap Value— Initial Class(1)
2002	$1.000000	$0.624377	78,867.588

Federated Growth & Income—Initial Class(1)
2002	$1.000000	$0.929151	224,432.508

Janus Growth—Initial Class(1)
2002	$1.000000	$0.795321	84,388.900

Jennison Growth—Initial Class(1)
2002	$1.000000	$0.752954	100.000

MFS High Yield—Initial Class(1)
2002	$1.000000	$0.989050	59,912.172

PIMCO Total Return— Initial Class(1)
2002	$1.000000	$1.052178	1,133,701.315

Total Separate Account Annual Expenses: 1.40%

(continued)

	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

Third Avenue Value— Initial Class(1)
2002	$1.000000	$0.813735	295,494.896

T. Rowe Price Equity Income—Initial Class(1)
2002	$1.000000	$0.840555	561,349.432

T. Rowe Price Small Cap— Initial Class(1)
2002	$1.000000	$0.743511	245,346.103

Transamerica Equity— Initial Class(1)
2002	$1.000000	$0.842367	342,910.795

Transamerica Money Market—Initial Class(1)
2002	$1.000000	$0.999807	637,994.368

Van Kampen Emerging Growth—Initial Class(1)
2002	$1.000000	$0.723474	59,727.749

AIM V.I. Capital Appreciation Fund—Series II(1)
2002	$1.000000	$0.793548	47,899.646

AIM V.I. Core Equity Fund— Series II(1)
2002	$1.000000	$0.845595	38,855.332

AIM V.I. Premier Equity Fund—Series II(1)
2002	$1.000000	$0.769935	56,351.703

AllianceBernstein Premier Growth Portfolio—Class B(1)e
2002	$1.000000	$0.782887	125,003.296

AllianceBernstein Technology Portfolio—Class B(1)f
2002	$1.000000	$0.677678	13,848.813

Franklin Small Cap Fund— Class 2(1)
2002	$1.000000	$0.760677	226,067.553

Mutual Shares Securities Fund—Class 2(1)
2002	$1.000000	$0.844817	552,702.884

Total Separate Account Annual Expenses: 1.40%

(continued)

	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

Templeton Foreign Securities Fund—Class 2(1)
2002	$1.000000	$0.784774	388,613.033

Janus Aspen—Worldwide Growth Portfolio—Service Shares(1)
2002	$1.000000	$0.780600	36,406.115

MFS Emerging Growth Series—Service Class(1)
2002	$1.000000	$0.746986	8,339.401

MFS Research Series— Service Class(1)
2002	$1.000000	$0.785268	82,809.554

MFS Total Return Series— Service Class(1)
2002	$1.000000	$0.918050	690,417.564

MFS Utilities Series— Service Class(1)
2002	$1.000000	$0.837024	90,610.830

Nations High Yield Bond Portfolio(1)
2002	$1.000000	$0.960413	487,942.145

Nations International Value Portfolio(1)
2002	$1.000000	$0.791310	125,765.552

Nations Marsico Focused Equities Portfolio(1)
2002	$1.000000	$0.791328	773,115.365

Nations Marsico Growth Portfolio(1)
2002	$1.000000	$0.786448	352,189.534

Nations Marsico International Opportunities Portfolio(1)
2002	$1.000000	$0.857195	211,508.019

Nations Marsico 21st Century Portfolio(1)
2002	$1.000000	$0.868986	27,597.266

Nations MidCap Growth Portfolio(1)
2002	$1.000000	$0.734792	221,113.334

Total Separate Account Annual Expenses: 1.40%

(continued)

	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

Oppenheimer Capital Appreciation Fund/VA— Service Shares(1)
2002	$1.000000	$0.785300	337,526.649

Oppenheimer Main Street Fund/VA—Service Shares(1)g
2002	$1.000000	$0.805034	465,442.402

Oppenheimer Strategic Bond Fund/VA—Service Shares(1)
2002	$1.000000	$1.028175	195,144.845

Putnam VT Growth and Income Fund—Class IB Shares(1)
2002	$1.000000	$0.814969	31,809.118

Putnam VT Research Fund— Class IB Shares(1)
2002	$1.000000	$0.813128	100.000

Fidelity—VIP Equity-Income Portfolio—Service Class 2(1)
2002	$1.000000	$0.818786	383,805.914

Fidelity—VIP Growth Portfolio— Service Class 2(1)
2002	$1.000000	$0.7444008	881,666.909

Fidelity—VIP Growth Opportunities Portfolio— Service Class 2(1)
2002	$1.000000	$0.817305	100.000

Fidelity—VIP Mid Cap Portfolio— Service Class 2(1)
2002	$1.000000	$0.857595	279,968.205

Total Separate Account Annual Expenses: 1.25%

	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

Asset Allocation—Conservative Portfolio—Initial Class(1)a
2002	$1.000000	$0.897884	1,103,479.292

Asset Allocation—Growth Portfolio—Initial Class(1)b
2002	$1.000000	$0.806199	193,842.236

Asset Allocation—Moderate Portfolio—Initial Class(1)c
2002	$1.000000	$0.869359	4,749,101.988

Asset Allocation—Moderate Growth Portfolio— Initial Class(1)d
2002	$1.000000	$0.840747	2,625,837.829

AEGON Bond—Initial Class(1)
2002	$1.000000	$1.069175	1,127,135.884

Capital Guardian Global— Initial Class(1)
2002	$1.000000	$1.009908	56,784.172

Capital Guardian U.S. Equity—Initial Class(1)
2002	$1.000000	$1.028381	78,054.703

Capital Guardian Value— Initial Class(1)
2002	$1.000000	$0.992595	168,571.619

Dreyfus Mid Cap—Initial Class(1)
2002	$1.000000	$0.802319	225,703.873

Dreyfus Small Cap Value— Initial Class(1)
2002	$1.000000	$0.625003	171,558.033

Federated Growth & Income—Initial Class(1)
2002	$1.000000	$0.930071	495,315.214

Janus Growth—Initial Class(1)
2002	$1.000000	$0.796104	99,643.236

Jennison Growth—Initial Class(1)
2002	$1.000000	$0.753692	22,823.460

MFS High Yield—Initial Class(1)
2002	$1.000000	$0.990029	122,996.627

Total Separate Account Annual Expenses: 1.25%

(continued)

	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

PIMCO Total Return— Initial Class(1)
2002	$1.000000	$1.053222	2,244,169.047

Third Avenue Value—Initial Class(1)
2002	$1.000000	$0.814543	296,109.413

T. Rowe Price Equity Income—Initial Class(1)
2002	$1.000000	$0.841386	1,214,252.827

T. Rowe Price Small Cap— Initial Class(1)
2002	$1.000000	$0.744247	183,356.771

Transamerica Equity— Initial Class(1)
2002	$1.000000	$0.843205	485,684.304

Transamerica Money Market—Initial Class(1)
2002	$1.000000	$1.000801	1,070,508.595

Van Kampen Emerging Growth—Initial Class(1)
2002	$1.000000	$0.724201	169,054.922

AIM V.I. Capital Appreciation Fund—Series II(1)
2002	$1.000000	$0.794340	141,116.862

AIM V.I. Core Equity Fund— Series II(1)
2002	$1.000000	$0.846435	67,951.518

AIM V.I. Premier Equity Fund—Series II(1)
2002	$1.000000	$0.770696	105,757.597

AllianceBernstein Premier Growth Portfolio—Class B(1)e
2002	$1.000000	$0.783674	38,537.531

AllianceBernstein Technology Portfolio—Class B(1)f
2002	$1.000000	$0.678358	15,455.875

Franklin Small Cap Fund— Class 2(1)
2002	$1.000000	$0.762157	325,230.890

Mutual Shares Securities Fund—Class 2(1)
2002	$1.000000	$0.845656	860,117.600

Total Separate Account Annual Expenses: 1.25%

(continued)

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

Templeton Foreign Securities Fund—Class 2(1)
2002	$1.000000	$0.785555	436,871.594

Janus Aspen—Worldwide Growth Portfolio—Service Shares(1)
2002	$1.000000	$0.781376	372,981.447

MFS Emerging Growth Series—Service Class(1)
2002	$1.000000	$0.747723	41,664.987

MFS Research Series— Service Class(1)
2002	$1.000000	$0.786052	18,558.056

MFS Total Return Series— Service Class(1)
2002	$1.000000	$0.918965	1,055,346.205

MFS Utilities Series— Service Class(1)
2002	$1.000000	$0.837851	162,172.113

Nations High Yield Bond Portfolio(1)
2002	$1.000000	$0.961367	354,253.695

Nations International Value Portfolio(1)
2002	$1.000000	$0.792099	158,928.623

Nations Marsico Focused Equities Portfolio(1)
2002	$1.000000	$0.792113	922,276.811

Nations Marsico Growth Portfolio(1)
2002	$1.000000	$0.787229	380,751.411

Nations Marsico International Opportunities Portfolio(1)
2002	$1.000000	$0.858041	327,534.667

Nations Marsico 21st Century Portfolio(1)
2002	$1.000000	$0.869842	75,068.781

Nations MidCap Growth Portfolio(1)
2002	$1.000000	$0.735528	258,913.356

Total Separate Account Annual Expenses: 1.25%

(continued)

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

Oppenheimer Capital Appreciation Fund/VA— Service Shares(1)
2002	$1.000000	$0.786081	279,218.303

Oppenheimer Main Street Fund/VA—Service Shares(1)g
2002	$1.000000	$0.805830	297,318.115

Oppenheimer Strategic Bond Fund/VA—Service Shares(1)
2002	$1.000000	$1.029190	747,587.082

Putnam VT Growth and Income Fund—Class IB Shares(1)
2002	$1.000000	$0.815781	132,687.693

Putnam VT Research Fund— Class IB Shares(1)
2002	$1.000000	$0.813934	35,576.732

Fidelity—VIP Equity-Income Portfolio— Service Class 2(1)
2002	$1.000000	$0.819596	808,769.301

Fidelity—VIP Growth Portfolio— Service Class 2(1)
2002	$1.000000	$0.745145	489,150.551

Fidelity—VIP Growth Opportunities Portfolio— Service Class 2(1)
2002	$1.000000	$0.818108	21,293.057

Fidelity—VIP Mid Cap Portfolio— Service Class 2(1)
2002	$1.000000	$0.858439	355,911.703
(1)	Subaccount Inception Date May 1, 2002.

(a)	Formerly known as Conservative Asset Allocation.
(b)	Formerly known as Aggressive Asset Allocation.
(c)	Formerly known as Moderate Asset Allocation.
(d)	Formerly known as Moderately Aggressive Asset Allocation.
(e)	Formerly known as Alliance Premier Growth Portfolio.
(f)	Formerly known as Alliance Technology Portfolio.
(g)	Formerly Oppenheimer Main Street Growth & Income Fund/VA.

Clarion Real Estate Securities—Initial Class; Salomon All Cap—Initial Class; Transamerica Convertible Securities—Initial Class; Transamerica Growth Opportunities—Initial Class; Franklin Small Cap Value Securities Fund—Class 2; Nations High Yield Bond Portfolio; Nations Small Company Portfolio; Nations Value Portfolio; Fidelity—VIP Index 500 Portfolio—Service Class 2; and Fidelity—VIP Value Strategies Portfolio—Service Class 2 had not commenced operations as of December 31, 2002, therefore, comparable data is not available.

APPENDIX B

HISTORICAL PERFORMANCE DATA

Standardized Performance Data

Transamerica may advertise historical yields and total returns for the subaccounts of the separate account. These figures are based on historical earnings and will be calculated according to guidelines from the SEC. They do not indicate future performance.

Transamerica Money Market Subaccount.    The yield of the Transamerica Money Market Subaccount for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment under a policy in the subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Other Subaccounts.    The yield of a subaccount of the separate account (other than the Transamerica Money Market Subaccount) for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated each 30-day period over a 12-month period and is shown as a percentage of the investment.

The total return of a subaccount of the separate account refers to return quotations assuming an investment under a policy has been held in the subaccount for various periods of time including a period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5, and 10 years, respectively, the total return for these periods will be provided. The total return quotations for a subaccount will represent the average annual compounded rates of return that equate an initial investment of $1,000 in the subaccount to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided.

The yield and total return calculations for a subaccount do not reflect the effect of any premium taxes that may be applicable to a particular policy and they may not reflect the charges for any optional features. The yield calculations also do not reflect the effect of any surrender charge that may be applicable to a particular policy. To the extent that any or all of a premium tax and/or surrender charge is applicable to a particular policy, or one or more features are elected, the yield and/or total return of that policy will be reduced. For additional information regarding yields and total returns calculated using the standard formats briefly summarized above, please refer to the SAI, a copy of which may be obtained from the administrative and service office upon request.

Based on the method of calculation described in the SAI, the average annual total returns for periods from inception of the subaccounts to December 31, 2002, and for the one and five year periods ended December 31, 2002 are shown in Tables 1-A and 1-B below. Total returns shown reflect deductions for the mortality and expense risk fee and the administrative charges. Standard total return calculations will reflect the effect of surrender charges that may be applicable to a particular period.

TABLE 1—A

Standard Average Annual Total Returns

(Assuming a Surrender Charge, Beneficiary Earnings Enhancement—Extra II and Liquidity Rider)

Annual Step-Up Death Benefit

(Total Separate Account Annual Expenses: 2.55%)

Subaccount	1 Year Ended 12/31/02	5 Year Ended 12/31/02	Inception of the Subaccount to 12/31/02		Subaccount Inception Date

Asset Allocation—Conservative Portfolio—Initial Class(1)	N/A	N/A	(16.44%	)	May 1, 2002
Asset Allocation—Growth Portfolio—Initial Class(2)	N/A	N/A	(25.58%	)	May 1, 2002
Asset Allocation—Moderate Portfolio—Initial Class(3)	N/A	N/A	(19.29%	)	May 1, 2002
Asset Allocation—Moderate Growth Portfolio—Initial Class(4)	N/A	N/A	(22.14%	)	May 1, 2002
AEGON Bond—Initial Class	N/A	N/A	0.62%		May 1, 2002
Capital Guardian Global—Initial Class	N/A	N/A	(4.95%	)	May 1, 2002
Capital Guardian U.S. Equity—Initial Class	N/A	N/A	(3.11%	)	May 1, 2002
Capital Guardian Value—Initial Class	N/A	N/A	(6.68%	)	May 1, 2002
Clarion Real Estate Securities—Initial Class	N/A	N/A	N/A		May 1, 2003
Dreyfus Mid Cap—Initial Class	N/A	N/A	(25.97%	)	May 1, 2002
Federated Growth & Income—Initial Class	N/A	N/A	(13.24%	)	May 1, 2002
Janus Growth—Initial Class	N/A	N/A	(26.59%	)	May 1, 2002
Jennison Growth—Initial Class	N/A	N/A	(30.81%	)	May 1, 2002
MFS High Yield—Initial Class	N/A	N/A	(7.26%	)	May 1, 2002
PIMCO Total Return—Initial Class	N/A	N/A	(0.97%	)	May 1, 2002
Salomon All Cap—Initial Class	N/A	N/A	N/A		May 1, 2003
Third Avenue Value—Initial Class	N/A	N/A	(24.75%	)	May 1, 2002
T. Rowe Price Equity Income—Initial Class	N/A	N/A	(22.08%	)	May 1, 2002
T. Rowe Price Small Cap—Initial Class	N/A	N/A	(31.76%	)	May 1, 2002
Transamerica Convertible Securities—Initial Class	N/A	N/A	N/A		May 1, 2003
Transamerica Equity—Initial Class	N/A	N/A	(21.89%	)	May 1, 2002
Transamerica Growth Opportunities—Initial Class	N/A	N/A	N/A		May 1, 2003
Van Kampen Emerging Growth—Initial Class	N/A	N/A	(33.75%	)	May 1, 2002
AIM V.I. Capital Appreciation Fund—Series II	N/A	N/A	(26.76%	)	May 1, 2002
AIM V.I. Core Equity Fund—Series II	N/A	N/A	(21.57%	)	May 1, 2002
AIM V.I. Premier Equity Fund—Series II	N/A	N/A	(29.12%	)	May 1, 2002
AllianceBernstein Premier Growth Portfolio—Class B(5)	N/A	N/A	(27.83%	)	May 1, 2002
AllianceBernstein Technology Portfolio—Class B(6)	N/A	N/A	(38.32%	)	May 1, 2002
Franklin Small Cap Fund—Class 2	N/A	N/A	(29.97%	)	May 1, 2002
Franklin Small Cap Value Securities Fund—Class 2	N/A	N/A	N/A		May 1, 2003
Mutual Shares Securities Fund—Class 2	N/A	N/A	(21.65%	)	May 1, 2002
Templeton Foreign Securities Fund—Class 2	N/A	N/A	(27.64%	)	May 1, 2002
Janus Aspen—Worldwide Growth—Service Shares	N/A	N/A	(28.05%	)	May 1, 2002
MFS Emerging Growth Series—Service Class	N/A	N/A	(31.41%	)	May 1, 2002
MFS Research Series—Service Class	N/A	N/A	(27.59%	)	May 1, 2002
MFS Total Return Series—Service Class	N/A	N/A	(14.34%	)	May 1, 2002
MFS Utilities Series—Service Class	N/A	N/A	(22.43%	)	May 1, 2002
Nations Asset Allocation Portfolio	N/A	N/A	N/A		May 1, 2003
Nations High Yield Bond Portfolio	N/A	N/A	(10.12%	)	May 1, 2002
Nations Marsico Focused Equities Portfolio	N/A	N/A	(26.98%	)	May 1, 2002
Nations Marsico Growth Portfolio	N/A	N/A	(27.47%	)	May 1, 2002
Nations Marsico International Opportunities Portfolio	N/A	N/A	(20.41%	)	May 1, 2002
Nations Marsico 21st Century Portfolio	N/A	N/A	(19.24%	)	May 1, 2002

TABLE 1—A (continued)

Standard Average Annual Total Returns

(Assuming a Surrender Charge, Beneficiary Earnings Enhancement—Extra II and Liquidity Rider)

Annual Step-Up Death Benefit

(Total Separate Account Annual Expenses: 2.55%)

Subaccount	1 Year Ended 12/31/02	5 Year Ended 12/31/02	Inception of the Subaccount to 12/31/02		Subaccount Inception Date

Nations MidCap Growth Portfolio	N/A	N/A	(32.62%	)	May 1, 2002
Nations Small Company Portfolio	N/A	N/A	N/A		May 1, 2003
Nations Value Portfolio	N/A	N/A	N/A		May 1, 2003
Oppenheimer Capital Appreciation Fund/VA—Service Shares	N/A	N/A	(27.59%	)	May 1, 2002
Oppenheimer Main Street Fund/VA—Service Shares(7)	N/A	N/A	(25.62%	)	May 1, 2002
Oppenheimer Strategic Bond Fund/VA—Service Shares	N/A	N/A	(3.36%	)	May 1, 2002
Putnam VT Growth and Income Fund—Class IB Shares	N/A	N/A	(24.63%	)	May 1, 2002
Putnam VT Research Fund—Class IB Shares	N/A	N/A	(24.81%	)	May 1, 2002
Fidelity—VIP Equity-Income Portfolio—Service Class 2	N/A	N/A	(24.25%	)	May 1, 2002
Fidelity—VIP Growth Portfolio—Service Class 2	N/A	N/A	(31.67%	)	May 1, 2002
Fidelity—VIP Growth Opportunities Portfolio—Service Class 2	N/A	N/A	(24.39%	)	May 1, 2002
Fidelity—VIP Index 500 Portfolio—Service Class 2	N/A	N/A	N/A		May 1, 2003
Fidelity—VIP Mid Cap Portfolio—Service Class 2	N/A	N/A	(20.38%	)	May 1, 2002
Fidelity—VIP Value Strategies Portfolio—Service Class 2	N/A	N/A	N/A		May 1, 2003

TABLE 1—B

Standard Average Annual Total Returns

(Assuming a Surrender Charge and No Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Subaccount	1 Year Ended 12/31/02	5 Year Ended 12/31/02	Inception of the Subaccount to 12/31/02		Subaccount Inception Date

Asset Allocation—Conservative Portfolio—Initial Class(1)	N/A	N/A	(15.70%	)	May 1, 2002
Asset Allocation—Growth Portfolio—Initial Class(2)	N/A	N/A	(24.92%	)	May 1, 2002
Asset Allocation—Moderate Portfolio—Initial Class(3)	N/A	N/A	(18.57%	)	May 1, 2002
Asset Allocation—Moderate Growth Portfolio—Initial Class(4)	N/A	N/A	(21.45%	)	May 1, 2002
AEGON Bond—Initial Class	N/A	N/A	1.52%		May 1, 2002
Capital Guardian Global—Initial Class	N/A	N/A	N/A		May 1, 2002
Capital Guardian U.S. Equity—Initial Class	N/A	N/A	(2.57%	)	May 1, 2002
Capital Guardian Value—Initial Class	N/A	N/A	(6.17%	)	May 1, 2002
Clarion Real Estate Securities—Initial Class	N/A	N/A	N/A		May 1, 2003
Dreyfus Mid Cap—Initial Class	N/A	N/A	(25.31%	)	May 1, 2002
Federated Growth & Income—Initial Class	N/A	N/A	(12.47%	)	May 1, 2002
Janus Growth—Initial Class	N/A	N/A	(25.94%	)	May 1, 2002
Jennison Growth—Initial Class	N/A	N/A	(30.20%	)	May 1, 2002
MFS High Yield—Initial Class	N/A	N/A	(6.44%	)	May 1, 2002
PIMCO Total Return—Initial Class	N/A	N/A	(0.08%	)	May 1, 2002
Salomon All Cap—Initial Class	N/A	N/A	N/A		May 1, 2003
Third Avenue Value—Initial Class	N/A	N/A	(24.08%	)	May 1, 2002
T. Rowe Price Equity Income—Initial Class	N/A	N/A	(21.38%	)	May 1, 2002
T. Rowe Price Small Cap—Initial Class	N/A	N/A	(31.15%	)	May 1, 2002
Transamerica Convertible Securities—Initial Class	N/A	N/A	N/A		May 1, 2003
Transamerica Equity—Initial Class	N/A	N/A	(21.20%	)	May 1, 2002
Transamerica Growth Opportunities—Initial Class	N/A	N/A	N/A		May 1, 2003
Van Kampen Emerging Growth—Initial Class	N/A	N/A	(33.17%	)	May 1, 2002
AIM V.I. Capital Appreciation Fund—Series II	N/A	N/A	(26.12%	)	May 1, 2002
AIM V.I. Core Equity Fund—Series II	N/A	N/A	(20.88%	)	May 1, 2002
AIM V.I. Premier Equity Fund—Series II	N/A	N/A	(28.49%	)	May 1, 2002
AllianceBernstein Premier Growth Portfolio—Class B(5)	N/A	N/A	(27.19%	)	May 1, 2002
AllianceBernstein Technology Portfolio—Class B(6)	N/A	N/A	(37.78%	)	May 1, 2002
Franklin Small Cap Fund—Class 2	N/A	N/A	(29.35%	)	May 1, 2002
Franklin Small Cap Value Securities Fund—Class 2	N/A	N/A	N/A		May 1, 2003
Mutual Shares Securities Fund—Class 2	N/A	N/A	(20.95%	)	May 1, 2002
Templeton Foreign Securities Fund—Class 2	N/A	N/A	(27.00%	)	May 1, 2002
Janus Aspen—Worldwide Growth—Service Shares	N/A	N/A	(27.42%	)	May 1, 2002
MFS Emerging Growth Series—Service Class	N/A	N/A	(30.80%	)	May 1, 2002
MFS Research Series—Service Class	N/A	N/A	(26.95%	)	May 1, 2002
MFS Total Return Series—Service Class	N/A	N/A	(13.58%	)	May 1, 2002
MFS Utilities Series—Service Class	N/A	N/A	(21.74%	)	May 1, 2002
Nations Asset Allocation Portfolio	N/A	N/A	N/A		May 1, 2003
Nations High Yield Bond Portfolio	N/A	N/A	(9.32%	)	May 1, 2002
Nations Marsico Focused Equities Portfolio	N/A	N/A	(26.34%	)	May 1, 2002
Nations Marsico Growth Portfolio	N/A	N/A	(26.83%	)	May 1, 2002
Nations Marsico International Opportunities Portfolio	N/A	N/A	(19.71%	)	May 1, 2002
Nations Marsico 21st Century Portfolio	N/A	N/A	(18.52%	)	May 1, 2002

TABLE 1—B (continued)

Standard Average Annual Total Returns

(Assuming a Surrender Charge and No Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Subaccount	1 Year Ended 12/31/02	5 Year Ended 12/31/02	Inception of the Subaccount to 12/31/02		Subaccount Inception Date

Nations MidCap Growth Portfolio	N/A	N/A	(32.03%	)	May 1, 2002
Nations Small Company Portfolio	N/A	N/A	N/A		May 1, 2003
Nations Value Portfolio	N/A	N/A	N/A		May 1, 2003
Oppenheimer Capital Appreciation Fund/VA—Service Shares	N/A	N/A	(26.95%	)	May 1, 2002
Oppenheimer Main Street Fund/VA—Service Shares(7)	N/A	N/A	(24.96%	)	May 1, 2002
Oppenheimer Strategic Bond Fund/VA—Service Shares	N/A	N/A	(2.50%	)	May 1, 2002
Putnam VT Growth and Income Fund—Class IB Shares	N/A	N/A	(23.96%	)	May 1, 2002
Putnam VT Research Fund—Class IB Shares	N/A	N/A	(24.15%	)	May 1, 2002
Fidelity—VIP Equity-Income Portfolio—Service Class 2	N/A	N/A	(23.58%	)	May 1, 2002
Fidelity—VIP Growth Portfolio—Service Class 2	N/A	N/A	(31.06%	)	May 1, 2002
Fidelity—VIP Growth Opportunities Portfolio—Service Class 2	N/A	N/A	(23.73%	)	May 1, 2002
Fidelity—VIP Index 500 Portfolio—Service Class 2	N/A	N/A	N/A		May 1, 2003
Fidelity—VIP Mid Cap Portfolio—Service Class 2	N/A	N/A	(19.67%	)	May 1, 2002
Fidelity—VIP Value Strategies Portfolio—Service Class 2	N/A	N/A	N/A		May 1, 2003

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios.)

(1)	Formerly known as Conservative Asset Allocation.
(2)	Formerly known as Aggressive Asset Allocation.
(3)	Formerly known as Moderate Asset Allocation.
(4)	Formerly known as Moderately Aggressive Asset Allocation.
(5)	Formerly known as Alliance Premier Growth Portfolio.
(6)	Formerly known as Alliance Technology Portfolio.
(7)	Formerly Oppenheimer Main Street Growth & Income Fund/VA.

Non-Standardized Performance Data

In addition to the standardized data discussed above, similar performance data for other periods may also be shown.

Transamerica may from time to time also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the separate account. The non-standardized performance data may assume that no surrender charge is applicable, and may also make other assumptions such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial surrenders or annuity payments.

All non-standardized performance data will be advertised only if the standardized performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the SAI.

The non-standardized average annual total return figures shown in Table 2 is based on the assumption that the policy is not surrendered, and therefore the surrender charge is not imposed. Also, the tables below do not reflect the charge for any optional rider.

TABLE 2

Non-Standard Average Annual Total Returns

(Assuming No Surrender Charge or Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Subaccount	1 Year Ended 12/31/02	5 Year Ended 12/31/02	Inception of the Subaccount to 12/31/02		Subaccount Inception Date

Asset Allocation—Conservative Portfolio—Initial Class(1)	N/A	N/A	(10.24%	)	May 1, 2002
Asset Allocation—Growth Portfolio—Initial Class(2)	N/A	N/A	(19.41%	)	May 1, 2002
Asset Allocation—Moderate Portfolio—Initial Class(3)	N/A	N/A	(13.09%	)	May 1, 2002
Asset Allocation—Moderate Growth Portfolio— Initial Class(4)	N/A	N/A	(15.95%	)	May 1, 2002
AEGON Bond—Initial Class	N/A	N/A	6.88%		May 1, 2002
Capital Guardian Global—Initial Class	N/A	N/A	N/A		May 1, 2002
Capital Guardian U.S. Equity—Initial Class	N/A	N/A	2.82%		May 1, 2002
Capital Guardian Value—Initial Class	N/A	N/A	(0.76%	)	May 1, 2002
Clarion Real Estate Securities—Initial Class	N/A	N/A	N/A		May 1, 2003
Dreyfus Mid Cap—Initial Class	N/A	N/A	(19.79%	)	May 1, 2002
Federated Growth & Income—Initial Class	N/A	N/A	(7.02%	)	May 1, 2002
Janus Growth—Initial Class	N/A	N/A	(20.42%	)	May 1, 2002
Jennison Growth—Initial Class	N/A	N/A	(24.66%	)	May 1, 2002
MFS High Yield—Initial Class	N/A	N/A	(1.03%	)	May 1, 2002
PIMCO Total Return—Initial Class	N/A	N/A	5.29%		May 1, 2002
Salomon All Cap—Initial Class	N/A	N/A	N/A		May 1, 2003
Third Avenue Value—Initial Class	N/A	N/A	(18.57%	)	May 1, 2002
T. Rowe Price Equity Income—Initial Class	N/A	N/A	(15.89%	)	May 1, 2002
T. Rowe Price Small Cap—Initial Class	N/A	N/A	(25.60%	)	May 1, 2002
Transamerica Convertible Securities—Initial Class	N/A	N/A	N/A		May 1, 2003
Transamerica Equity—Initial Class	N/A	N/A	(15.71%	)	May 1, 2002
Transamerica Growth Opportunities—Initial Class	N/A	N/A	N/A		May 1, 2003
Transamerica Money Market—Initial Class	N/A	N/A	(27.60%	)	May 1, 2002
Van Kampen Emerging Growth—Initial Class	N/A	N/A	(20.59%	)	May 1, 2002
AIM V.I. Capital Appreciation Fund—Series II	N/A	N/A	(15.38%	)	May 1, 2002
AIM V.I. Core Equity Fund—Series II	N/A	N/A	(22.96%	)	May 1, 2002
AIM V.I. Premier Equity Fund—Series II	N/A	N/A	(21.66%	)	May 1, 2002
AllianceBernstein Premier Growth Portfolio—Class B(5)	N/A	N/A	(32.19%	)	May 1, 2002
AllianceBernstein Technology Portfolio—Class B(6)	N/A	N/A	(23.81%	)	May 1, 2002
Franklin Small Cap Fund—Class 2	N/A	N/A	N/A		May 1, 2003
Franklin Small Cap Value Securities Fund—Class 2	N/A	N/A	(15.46%	)	May 1, 2002
Mutual Shares Securities Fund—Class 2	N/A	N/A	(21.47%	)	May 1, 2002
Templeton Foreign Securities Fund—Class 2	N/A	N/A	(21.89%	)	May 1, 2002
Janus Aspen—Worldwide Growth Portfolio— Service Shares	N/A	N/A	(25.25%	)	May 1, 2002
MFS Emerging Growth Series—Service Class	N/A	N/A	(21.42%	)	May 1, 2002
MFS Research Series—Service Class	N/A	N/A	(8.13%	)	May 1, 2002
MFS Total Return Series—Service Class	N/A	N/A	(16.24%	)	May 1, 2002
MFS Utilities Series—Service Class	N/A	N/A	N/A		May 1, 2003
Nations Asset Allocation Portfolio	N/A	N/A	(3.90%	)	May 1, 2002
Nations High Yield Bond Portfolio	N/A	N/A	(20.81%	)	May 1, 2002

TABLE 2 (continued)

Non-Standard Average Annual Total Returns

(Assuming No Surrender Charge or Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Subaccount	1 Year Ended 12/31/02	5 Year Ended 12/31/02	Inception of the Subaccount to 12/31/02	Subaccount Inception Date

Nations Marsico Focused Equities Portfolio	N/A	N/A	(21.30%)	May 1, 2002
Nations Marsico Growth Portfolio	N/A	N/A	(14.22%)	May 1, 2002
Nations Marsico International Opportunities Portfolio	N/A	N/A	(13.04%)	May 1, 2002
Nations Marsico 21st Century Portfolio	N/A	N/A	(12.96%)	May 1, 2002
Nations MidCap Growth Portfolio	N/A	N/A	(26.47%)	May 1, 2002
Nations Small Company Portfolio	N/A	N/A	N/A	May 1, 2003
Nations Value Portfolio	N/A	N/A	N/A	May 1, 2003
Oppenheimer Capital Appreciation Fund/VA— Service Shares	N/A	N/A	(21.42%)	May 1, 2002
Oppenheimer Main Street Fund/VA—Service Shares(7)	N/A	N/A	(19.44%)	May 1, 2002
Oppenheimer Strategic Bond Fund/VA—Service Shares	N/A	N/A	2.88%	May 1, 2002
Putnam VT Growth and Income Fund—Class IB Shares	N/A	N/A	(18.45%)	May 1, 2002
Putnam VT Research Fund—Class IB Shares	N/A	N/A	(18.63%)	May 1, 2002
Fidelity—VIP Equity-Income Portfolio—Service Class 2	N/A	N/A	(18.07%)	May 1, 2002
Fidelity—VIP Growth Portfolio—Service Class 2	N/A	N/A	(25.51%)	May 1, 2002
Fidelity—VIP Growth Opportunities Portfolio— Service Class 2	N/A	N/A	(18.22%)	May 1, 2002
Fidelity—VIP Index 500 Portfolio—Service Class 2	N/A	N/A	N/A	May 1, 2003
Fidelity—VIP Mid Cap Portfolio—Service Class 2	N/A	N/A	(14.18%)	May 1, 2002
Fidelity—VIP Value Strategies Portfolio—Service Class 2	N/A	N/A	N/A	May 1, 2003

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios.)

(1)	Formerly known as Conservative Asset Allocation.
(2)	Formerly known as Aggressive Asset Allocation.
(3)	Formerly known as Moderate Asset Allocation.
(4)	Formerly known as Moderately Aggressive Asset Allocation.
(5)	Formerly known as Alliance Premier Growth Portfolio.
(6)	Formerly known as Alliance Technology Portfolio.
(7)	Formerly Oppenheimer Main Street Growth & Income Fund/VA.

Adjusted Historical Performance Data.    The following performance data is historic performance data for the underlying portfolios since their inception reduced by some or all of the fees and charges under the policy. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts. This data is designed to show the performance that would have resulted if the policy had been in existence during that time, based on the performance of the applicable portfolio and the assumption that the applicable subaccount was in existence for the same period as the portfolio with a level of charges equal to those currently assessed under the policies. This data does not indicate future performance.

For instance, as shown in the tables below, Transamerica may disclose average annual total returns for the portfolios reduced by some or all fees and charges under the policy, as if the policy had been in existence since the inception of the portfolio. Such fees and charges include the mortality and expense risk fee, administrative charge and surrender charges. Table 3 assumes a complete surrender of the policy at the end of the period, and therefore the surrender charge is deducted. Table 4 assumes that the policy is not surrendered, and therefore the surrender charge is not deducted. Also, the tables below do not reflect the charge for any optional riders.

The following information is also based on the method of calculation described in the SAI. The adjusted historical average annual total returns for periods ended December 31, 2002, were as follows:

TABLE 3

Hypothetical (Adjusted Historical) Average Annual Total Returns(1)

(Assuming A Surrender Charge and No Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Portfolio	1 Year		5 Year		10 Year or Inception		Corresponding Portfolio Inception Date

Asset Allocation—Conservative Portfolio—Initial Class(2)	N/A		N/A		(15.70%	)	May 1, 2002
Asset Allocation—Growth Portfolio—Initial Class(3)	N/A		N/A		(24.92%	)	May 1, 2002
Asset Allocation—Moderate Portfolio—Initial Class(4)	N/A		N/A		(18.57%	)	May 1, 2002
Asset Allocation—Moderate Growth Portfolio— Initial Class(5)	N/A		N/A		(21.45%	)	May 1, 2002
AEGON Bond—Initial Class	3.76%		5.46%		5.62%	†	October 2. 1986
Capital Guardian Global—Initial Class	(25.72%	)	N/A		(2.42%	)	February 3, 1998
Capital Guardian U.S. Equity—Initial Class	(30.00%	)	N/A		(16.22%	)	October 6, 2000
Capital Guardian Value—Initial Class	(26.90%	)	(2.80%	)	6.40%		May 27, 1993
Clarion Real Estate Securities—Initial Class	(2.61%	)	N/A		2.75%		May 1, 1998
Dreyfus Mid Cap—Initial Class	(18.90%	)	N/A		(1.68%	)	May 3, 1999
Federated Growth & Income—Initial Class	(5.23%	)	6.75%		9.21%		March 1, 1994
Janus Growth—Initial Class	(36.65%	)	(2.78%	)	4.66%	†	October 2, 1986
Jennison Growth—Initial Class	(36.92%	)	(12.53%	)	(8.20%	)	November 18, 1996
MFS High Yield—Initial Class	(4.13%	)	N/A		(0.98%	)	June 1, 1998
PIMCO Total Return—Initial Class	N/A		N/A		(0.08%	)	May 1, 2002
Salomon All Cap—Initial Class	(30.92%	)	N/A		(0.71%	)	May 3, 1999
Third Avenue Value—Initial Class	(18.05%	)	N/A		4.97%		January 1, 1998
T. Rowe Price Equity Income—Initial Class	(19.00%	)	0.99%		9.22%		January 3, 1995
T. Rowe Price Small Cap—Initial Class	(33.52%	)	N/A		(7.13%	)	May 3, 1999
Transamerica Convertible Securities—Initial Class	N/A		N/A		(13.06%	)	May 1, 2002
Transamerica Equity—Initial Class	(28.43%	)	1.27%		14.22%	†	December 1, 1980
Transamerica Growth Opportunities—Initial Class	(20.52%	)	N/A		(6.93%	)	May 1, 2001
Van Kampen Emerging Growth—Initial Class	(39.23%	)	(0.13%	)	8.72%		March 1, 1993
AIM V.I. Capital Appreciation Fund—Series II	(30.70%	)	(3.68%	)	5.80%		May 5, 1993
AIM V.I. Core Equity Fund—Series II	(21.98%	)	(2.49%	)	6.26%		May 2, 1994
AIM V.I. Premier Equity Fund—Series II	(36.62%	)	(3.61%	)	6.32%		May 5, 1993
AllianceBernstein Premier Growth Portfolio—Class B(6)	(37.02%	)	N/A		(20.42%	)	July 14, 1999
AllianceBernstein Technology Portfolio—Class B(7)	(47.98%	)	N/A		(24.77%	)	September 22, 1999
Franklin Small Cap Fund—Class 2	(34.79%	)	1.05%		1.97%		October 31, 1995
Franklin Small Cap Value Securities Fund—Class 2	(17.96%	)	N/A		(2.02%	)	April 30, 1998
Mutual Shares Securities Fund—Class 2	(18.00%	)	2.54%		5.13%		November 8, 1996
Templeton Foreign Securities Fund—Class 2	(24.74%	)	(3.50%	)	6.28%	†	May 1, 1992
Janus Aspen—Worldwide Growth Portfolio— Service Shares	(27.39%	)	0.15%		9.40%		September 13, 1993
MFS Emerging Growth Series—Service Class	(40.03%	)	(4.86%	)	3.18%		July 24, 1995
MFS Research Series—Service Class	(30.97%	)	(4.32%	)	3.18%		July 26, 1995
MFS Total Return Series—Service Class	(14.33%	)	2.83%		8.71%		January 3, 1995
MFS Utilities Series—Service Class	(30.84%	)	(2.58%	)	7.34%		January 3, 1995
Nations Asset Allocation Portfolio	(19.75%	)	N/A		(4.42%	)	March 26, 1998
Nations High Yield Bond Portfolio	(4.01%	)	N/A		(1.63%	)	July 7, 2000
Nations Marsico Focused Equities Portfolio	(21.25%	)	N/A		1.69%		March 27, 1998
Nations Marsico Growth Portfolio	(22.32%	)	N/A		1.12%		March 27, 1998
Nations Marsico International Opportunities Portfolio	(12.67%	)	N/A		(1.17%	)	March 27, 1998
Nations Marsico 21st Century Portfolio	(14.39%	)	N/A		(12.66%	)	March 27, 1998
Nations MidCap Growth Portfolio	(40.18%	)	N/A		(34.78%	)	May 1, 2001

TABLE 3 (continued)

Hypothetical (Adjusted Historical) Average Annual Total Returns(1)

(Assuming A Surrender Charge and No Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Portfolio	1 Year		5 Year		10 Year or Inception		Corresponding Portfolio Inception Date

Nations Small Company Portfolio	(32.57%	)	N/A		(7.98%	)	March 26, 1998
Nations Value Portfolio	(26.94%	)	N/A		(5.29%	)	March 26, 1998
Oppenheimer Capital Appreciation Fund/VA— Service Shares	(33.64%	)	0.72%		8.55%	†	April 3, 1985
Oppenheimer Main Street Fund/VA—Service Shares(8)	(25.49%	)	(4.75%	)	7.05%		July 5, 1995
Oppenheimer Strategic Bond Fund/VA—Service Shares	(7.58%	)	1.40%		3.67%		May 3, 1993
Putnam VT Growth and Income Fund—Class IB Shares	(26.66%	)	(2.61%	)	6.78%	†	February 1, 1988
Putnam VT Research Fund—Class IB Shares	(28.76%	)	N/A		(3.16%	)	September 29, 1998
Fidelity—VIP Equity-Income Portfolio—Service Class 2	(26.50%	)	(0.08%	)	8.82%	†	October 9, 1986
Fidelity—VIP Growth Portfolio—Service Class 2	(36.56%	)	(1.96%	)	6.83%	†	October 9, 1986
Fidelity—VIP Growth Opportunities Portfolio— Service Class 2	(28.79%	)	(7.96%	)	3.27%		January 3, 1995
Fidelity—VIP Index 500 Portfolio—Service Class 2	(28.46%	)	(2.43%	)	7.43%	†	August 27, 1992
Fidelity—VIP Mid Cap Portfolio—Service Class 2	(16.21%	)	N/A		13.80%		December 28, 1998
Fidelity—VIP Value Strategies Portfolio—Service Class 2	N/A		N/A		(26.92%	)	February 25, 2002

†	Ten Year Date

(1)	The calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance which would have resulted if the subaccount had been in existence since the inception of the portfolio.
(2)	Formerly known as Conservative Asset Allocation.
(3)	Formerly known as Aggressive Asset Allocation.
(4)	Formerly known as Moderate Asset Allocation.
(5)	Formerly known as Moderately Aggressive Asset Allocation.
(6)	Formerly known as Alliance Premier Growth Portfolio.
(7)	Formerly known as Alliance Technology Portfolio.
(8)	Formerly Oppenheimer Main Street Growth & Income Fund/VA.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios.)

TABLE 4

Hypothetical (Adjusted Historical) Average Annual Total Returns(1)

(Assuming No Surrender Charge or Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Portfolio	1 Year		5 Year		10 Year or Inception		Corresponding Portfolio Inception Date

Asset Allocation—Conservative Portfolio—Initial Class(2)	N/A		N/A		(10.24%	)	May 1, 2002
Asset Allocation—Growth Portfolio—Initial Class(3)	N/A		N/A		(19.41%	)	May 1, 2002
Asset Allocation—Moderate Portfolio—Initial Class(4)	N/A		N/A		(13.09%	)	May 1, 2002
Asset Allocation—Moderate Growth Portfolio— Initial Class(5)	N/A		N/A		(15.95%	)	May 1, 2002
AEGON Bond—Initial Class	8.56%		5.56%		5.72%	†	October 2. 1986
Capital Guardian Global—Initial Class	(20.57%	)	N/A		(2.08%	)	February 3, 1998
Capital Guardian U.S. Equity—Initial Class	(24.80%	)	N/A		(13.55%	)	October 6, 2000
Capital Guardian Value—Initial Class	(21.74%	)	(2.70%	)	6.50%		May 27, 1993
Clarion Real Estate Securities—Initial Class	2.26%		N/A		3.02%		May 1, 1998
Dreyfus Mid Cap—Initial Class	(13.84%	)	N/A		(0.89%	)	May 3, 1999
Federated Growth & Income—Initial Class	(0.33%	)	6.85%		9.31%		March 1, 1994
Janus Growth—Initial Class	(31.37%	)	(2.68%	)	4.76%	†	October 2, 1986
Jennison Growth—Initial Class	(31.64%	)	(12.43%	)	(8.10%	)	November 18, 1996
MFS High Yield—Initial Class	0.76%		N/A		(0.65%	)	June 1, 1998
PIMCO Total Return—Initial Class	N/A		N/A		5.29%		May 1, 2002
Salomon All Cap—Initial Class	(25.71%	)	N/A		0.05%		May 3, 1999
Third Avenue Value—Initial Class	(13.00%	)	N/A		5.07%		January 1, 1998
T. Rowe Price Equity Income—Initial Class	(13.93%	)	1.09%		9.32%		January 3, 1995
T. Rowe Price Small Cap—Initial Class	(28.29%	)	N/A		(6.13%	)	May 3, 1999
Transamerica Convertible Securities—Initial Class	N/A		N/A		(7.61%	)	May 1, 2002
Transamerica Equity—Initial Class	(23.25%	)	1.37%		14.32%	†	December 1, 1980
Transamerica Growth Opportunities—Initial Class	(15.43%	)	N/A		(3.80%	)	May 1, 2001
Van Kampen Emerging Growth—Initial Class	(33.93%	)	(0.03%	)	8.82%		March 1, 1993
AIM V.I. Capital Appreciation Fund—Series II	(25.49%	)	(3.58%	)	5.90%		May 5, 1993
AIM V.I. Core Equity Fund—Series II	(16.88%	)	(2.39%	)	6.36%		May 2, 1994
AIM V.I. Premier Equity Fund—Series II	(31.35%	)	(3.51%	)	6.42%		May 5, 1993
AllianceBernstein Premier Growth Portfolio—Class B(6)	(31.74%	)	N/A		(18.73%	)	July 14, 1999
AllianceBernstein Technology Portfolio—Class B(7)	(42.57%	)	N/A		(22.80%	)	September 22, 1999
Franklin Small Cap Fund—Class 2	(29.54%	)	1.15%		2.07%		October 31, 1995
Franklin Small Cap Value Securities Fund—Class 2	(12.91%	)	N/A		(1.67%	)	April 30, 1998
Mutual Shares Securities Fund—Class 2	(12.94%	)	2.64%		5.23%		November 8, 1996
Templeton Foreign Securities Fund—Class 2	(19.61%	)	(3.40%	)	6.38%	†	May 1, 1992
Janus Aspen—Worldwide Growth Portfolio— Service Shares	(22.22%	)	0.25%		9.50%		September 13, 1993
MFS Emerging Growth Series—Service Class	(34.71%	)	(4.76%	)	3.28%		July 24, 1995
MFS Research Series—Service Class	(25.76%	)	(4.22%	)	3.28%		July 26, 1995
MFS Total Return Series—Service Class	(9.31%	)	2.93%		8.81%		January 3, 1995
MFS Utilities Series—Service Class	(25.63%	)	(2.48%	)	7.44%		January 3, 1995
Nations Asset Allocation Portfolio	(14.68%	)	N/A		(4.03%	)	March 26, 1998
Nations High Yield Bond Portfolio	0.87%		N/A		0.18%		July 7, 2000
Nations Marsico Focused Equities Portfolio	(16.15%	)	N/A		1.97%		March 27, 1998
Nations Marsico Growth Portfolio	(17.21%	)	N/A		1.41%		March 27, 1998
Nations Marsico International Opportunities Portfolio	(7.68%	)	N/A		(0.85%	)	March 27, 1998
Nations Marsico 21st Century Portfolio	(9.38%	)	N/A		(12.05%	)	March 27, 1998

TABLE 4 (continued)

Hypothetical (Adjusted Historical) Average Annual Total Returns(1)

(Assuming No Surrender Charge or Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Portfolio	1 Year		5 Year		10 Year or Inception		Corresponding Portfolio Inception Date

Nations MidCap Growth Portfolio	(34.86%	)	N/A		(30.50%	)	May 1, 2001
Nations Small Company Portfolio	(27.34%	)	N/A		(7.51%	)	March 26, 1998
Nations Value Portfolio	(21.78%	)	N/A		(4.88%	)	March 26, 1998
Oppenheimer Capital Appreciation Fund/VA—Service Shares	(28.40%	)	0.82%		8.65%	†	April 3, 1985
Oppenheimer Main Street Fund/VA—Service Shares(8)	(20.34%	)	(4.65%	)	7.15%		July 5, 1995
Oppenheimer Strategic Bond Fund/VA—Service Shares	(2.65%	)	1.50%		3.77%		May 3, 1993
Putnam VT Growth and Income Fund—Class IB Shares	(21.51%	)	(2.51%	)	6.88%	†	February 1, 1988
Putnam VT Research Fund—Class IB Shares	(23.58%	)	N/A		(2.78%	)	September 29, 1998
Fidelity—VIP Equity-Income Portfolio—Service Class 2	(21.35%	)	0.02%		8.92%	†	October 9, 1986
Fidelity—VIP Growth Portfolio—Service Class 2	(31.29%	)	(1.86%	)	6.93%	†	October 9, 1986
Fidelity—VIP Growth Opportunities Portfolio—Service Class 2	(23.61%	)	(7.86%	)	3.37%		January 3, 1995
Fidelity—VIP Index 500 Portfolio—Service Class 2	(23.28%	)	(2.33%	)	7.53%	†	August 27, 1992
Fidelity—VIP Mid Cap Portfolio—Service Class 2	(11.18%	)	N/A		13.95%		December 28, 1998
Fidelity—VIP Value Strategies Portfolio—Service Class 2	N/A		N/A		(21.39%	)	February 25, 2002

†	Ten Year Date

(1)	The calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance which would have resulted if the subaccount had been in existence since the inception of the portfolio.
(2)	Formerly known as Conservative Asset Allocation.
(3)	Formerly known as Aggressive Asset Allocation.
(4)	Formerly known as Moderate Asset Allocation.
(5)	Formerly known as Moderately Aggressive Asset Allocation.
(6)	Formerly known as Alliance Premier Growth Portfolio.
(7)	Formerly known as Alliance Technology Portfolio.
(8)	Formerly Oppenheimer Main Street Growth & Income Fund/VA.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios.)

APPENDIX C

INCOME BENEFIT PROGRAMS

The following hereby amends, and to the extent inconsistent replaces, the FEE TABLE in the prospectus:

Annual Optional Rider Fees:

Income Benefit Programs(1)	0.45%

(1)	The fee is a percentage of the minimum income base or minimum annuitization value and is deducted only during the accumulation phase. If you annuitize under one of these riders, a guaranteed payment fee is deducted at an annual rate of 1.25%.

1)    MANAGED ANNUITY PROGRAM.

The optional Managed Annuity Program II (“MAP II”) assures you of a minimum level of income in the future by guaranteeing a minimum income base (discussed below) that you will have to apply to a MAP II payment option. The MAP II also guarantees a minimum amount for those payments once you begin to receive them.

Minimum Income Base.    The minimum income base on the rider date (i.e., the date the rider is added to the policy) is the policy value. After the rider date, the minimum income base is equal to:

•	the minimum income base on the rider date; plus
•	any subsequent premium payments; less
•	any subsequent adjusted partial surrenders;
•	all of which are accumulated at the annual growth rate from the date of each transaction; minus
•	any premium taxes.

The annual growth rate is 5%. The benefits and fees under the rider (including the annual growth rate, rider fee, the guaranteed payment fee, and the vesting schedule) are guaranteed not to change after the rider is added. However, all the specifications may change if you elect to upgrade the minimum income base.

Minimum Income Base Upgrade.    You can upgrade your minimum income base to the policy value anytime after the first rider anniversary and before your 85th birthday (earlier if required by state law). For your convenience, we will put the last date to upgrade on page one of the rider. The policy value you upgrade to will be the policy value next calculated after we receive all necessary information to complete the upgrade. It generally will not be to your advantage to upgrade unless your policy value exceeds your minimum income base at the time you elect the upgrade.

If you upgrade:

•	the current rider will terminate and a new rider will be issued with its own terms and fees, which may mean, for example, you have to pay a higher rider fee, begin a new annuity income vesting period, etc.

Surrenders.    Surrenders will reduce the minimum income base. Each rider year, surrenders up to the limit of the total free amount (the minimum income base on the last rider anniversary multiplied by the annual growth rate) reduce the minimum income base on a dollar-for-dollar basis. Surrenders over this free amount will reduce the minimum income base on a pro rata basis by an amount equal to the minimum income base immediately prior to the excess surrender multiplied by the percentage reduction in the policy value resulting from the excess surrender. The free amount will always be a relatively small fraction of the minimum income base.

Sustained partial surrenders alone, or in conjunction with poor investment performance, may reduce your policy value to below the minimum policy amount (or even to zero). In either event, your policy will be fully surrendered and you will lose all rights and benefits under your policy, including your right to annuitize your minimum income base under the MAP II.

Conditions of Exercise of the MAP II.     You can only annuitize using the MAP II within the 30 days after a rider anniversary. You cannot, however, annuitize using the MAP II before your first rider anniversary or after the rider anniversary after your 94th birthday (earlier if required by state law). For your convenience, we will put the last date to annuitize using the MAP II on page one of the rider.

If you annuitize at any time other than indicated above, you cannot use the MAP II.

MAP II Payment Options.    You can annuitize under the MAP II (subject to the conditions described above) at the greater of the minimum income base or adjusted policy value. The minimum income base may only be used to annuitize using the MAP II payment options and may not be used with any other annuity payment options. The MAP II payment options are:

•	Life Income—An election may be made for “No Period Certain,” “10 Years Certain” or “20 Years Certain.” In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.
•	Joint and Full Survivor—An election may be made for “No Period Certain,” “10 Years Certain” or “20 Years Certain.” Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

NOTE CAREFULLY:

IF:

•	You choose Life Income with No Period Certain or Joint and Full Survivor with No Period Certain; and
•	The annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	We will make only one (two, three, etc.) annuity payments.

Annuity Income Vesting.    If you annuitize using the MAP II before the 10th rider anniversary, the MAP II annuity income will not be fully vested and the first payment will be calculated with an annuity income vesting percentage of less than 100%, which reduces the amount of your first payment by up to 50%. The annuity income vesting schedule is as follows:

Number of completed years since the Rider Date	Annuity Income Vesting Percentage (percent vested)

1	50%
2	55%
3	60%
4	65%
5	70%
6	75%
7	80%
8	85%
9	90%
more than 10	100%

For example, assume a 65 year old male annuitized with a life with 10-year certain payment option at the end of year two with an minimum income base of $110,250.00. The monthly annuity factor from Schedule 1 of the rider for a male age 65, life with 10-years certain is $4.59 per thousand of annuitization value. The annuity income vesting percentage is 55% since annuitization is occurring after only two full years have passed since the rider date. The monthly payment amount would be equal to a * b * c where:

a)	is the minimum income base divided by $1,000,
b)	is the annuity factor from Schedule 1, and
c)	is the annuity income vesting percentage.

In this case, the monthly payment amount would be $110,250/$1,000 * $4.59 * 55% = $278.33.

NOTE CAREFULLY: If you annuitize before the 10th rider anniversary, the MAP II annuity income will not be fully vested which results in all payments being lower than if the MAP II annuity income was fully vested, and the difference can be substantial.

MAP II Annuity Payments.    The minimum income base is used solely to calculate the MAP II annuity payments under one of the MAP II payment options and does not establish or guarantee a policy value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial criteria (such as using a 2% assumed investment return to calculate the first annuity payment, using a 5% assumed investment return to calculate subsequent payments, and using age 85 annuity factors for all annuitants age 85 or older), the level of lifetime income that it guarantees may be less than the level that would be provided by application of the adjusted policy value at otherwise applicable annuity factors. Therefore, the MAP II should be regarded as a safety net. The costs of annuitizing under the MAP II include the guaranteed payment fee, and also the lower payout levels inherent in the annuity tables used for those minimum payouts and an annuity income vesting percentage of less than 100%. These costs should be balanced against the benefits of a minimum payout level.

Moreover, the Initial Payment Guarantee, if applicable, also provides for a minimum payout level, and it uses actuarial criteria (such as a 5% assumed investment return) that provide for higher payment levels for a given adjusted policy value than the MAP II. You should carefully consider these factors, since electing annuity payments under the MAP II will generally be advantageous only when the minimum income base is sufficiently in excess of the adjusted policy value to overcome these disadvantages.

Guaranteed Minimum Stabilized Payments.    Annuity payments under the MAP II are guaranteed to never be less than the initial payment. The amount of the first payment provided by the MAP II will be determined by multiplying each $1,000 of minimum income base by the applicable annuity factor shown on Schedule I of the rider. The applicable annuity factor depends upon the annuitant’s (and joint annuitant’s, if any) sex (or without regard to gender if required by law), age, any annuity factor age adjustment, and the MAP II payment option selected. The applicable annuity factor is also based on an assumed investment return of 2% and the “2000 Table”, using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). Subsequent payments will be calculated using a 5% assumed investment return. Subsequent payments may fluctuate annually in accordance with the investment performance of the annuity subaccounts. However, subsequent payments are guaranteed to never be less than the initial payment.

Annuity payments under MAP II will also be “stabilized” or held constant during each year. During the first year after annuitizing using the MAP II, each stabilized payment will equal the initial payment. On each annuitization anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected (but will never be less than the initial payment), and then be held constant at that amount for that year. The stabilized payment on each annuitization anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options. If the supportable payment at any payment date during a year is greater than the stabilized payment for that year, the excess will be used to purchase additional annuity units. Conversely, if the supportable payment at any payment date during a year is less than the stabilized payment for that year, there will be a reduction in the number of annuity units credited to the policy to fund the deficiency. In the case of a reduction, you will not participate as fully in the future investment performance of the subaccounts you selected since fewer annuity units are credited to your policy. Purchases and reductions will be allocated to each subaccount on a proportionate basis.

MAP II Fee.    A rider fee, 0.45% of the minimum income base on the rider anniversary, is charged annually prior to annuitization. We will also charge this fee if you take a complete surrender. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment option. This fee is deducted even if the adjusted policy value exceeds the minimum income base.

Guaranteed Payment Fee.    A guaranteed payment fee, equal to an effective annual rate of 1.25% of the daily net asset value in the separate account, is reflected in the amount of the variable payments you receive if you annuitize under the MAP II, in addition to the policy mortality and expense risk fee and administrative charge. The guaranteed payment fee is included on page one of the rider.

Termination.    The MAP II will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the MAP II (you may not terminate the rider before the first rider anniversary);
•	annuitization (you will still receive guaranteed minimum stabilized payments if you annuitize under the MAP II);
•	termination of your policy; or
•	30 days after the rider anniversary after your 94th birthday (earlier if required by state law).

If you terminate the MAP II (except pursuant to an upgrade) you cannot re-elect the rider.

The Managed Annuity Program II may vary for certain policies and may not be available for all policies. For policies sold in Minnesota and New Jersey, please see the separate discussion describing this feature for their state.

2) FOR MINNESOTA ONLY.

For Minnesota policies, the optional Family Income Protector is as described herein.

Family Income Protector

The optional “Family Income Protector” rider assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value (discussed below) after ten years. You may elect to purchase this benefit, which provides a minimum amount you will have to apply to a Family Income Protector payment option and which guarantees a minimum amount for those payments once you begin to receive them. By electing this benefit, you can participate in the gains of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options.

You can annuitize under the rider (subject to the conditions described below) at the greater of the adjusted policy value or the minimum annuitization value.

Minimum Annuitization Value.    The minimum annuitization value is:

•	the policy value on the date the rider is issued; plus
•	any additional premium payments; minus

•	an adjustment for any surrenders made after the date the rider is issued;
•	the result of which is accumulated at the annual growth rate written on page one of the rider; minus
•	any premium taxes.

The annual growth rate is 5% per year. Once the rider is added to your policy, the annual growth rate will not vary during the life of that rider. Surrenders may reduce the minimum annuitization value on a basis greater than dollar-for-dollar.

The minimum annuitization value may only be used to annuitize using the Family Income Protector payment options and may not be used with any of the annuity payment options listed in Section 7 of this prospectus. The Family Income Protector payment options are:

•	Life Income—An election may be made for “No Period Certain” or “10 Years Certain”. In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.
•	Joint and Full Survivor—An election may be made for “No Period Certain” or “10 Years Certain”. Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

NOTE CAREFULLY:

IF:

•	You choose Life Income with No Period Certain or Joint and Full Survivor with No Period Certain; and
•	The annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	We will make only one (two, three, etc.) annuity payments.

The minimum annuitization value is used solely to calculate the Family Income Protector annuity payments and does not establish or guarantee a policy value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial factors (such as the use of a 3% assumed investment return, or “AIR,” to calculate the first annuity payment, which results in a lower dollar amount for that payment than would result from using the 5% AIR that is used with the regular annuity payments described in the prospectus), the level of lifetime income that it guarantees may be less than the level that would be provided by application of the adjusted policy value at otherwise applicable annuity factors. Therefore, the Family Income Protector should be regarded as a safety net. The costs of annuitizing under the Family Income Protector include the guaranteed payment fee, and also the lower payout levels inherent in the annuity tables used for those minimum payouts (which may include an annuity age factor adjustment). These costs should be balanced against the benefits of a minimum payout level.

In addition to the annual growth rate, other benefits and fees under the rider (the rider fee, the fee waiver threshold, the guaranteed payment fee, and the waiting period before the rider can be exercised) are also guaranteed not to change after the rider is added. However, all of these benefit specifications may change if you elect to upgrade the minimum annuitization value.

Minimum Annuitization Value Upgrade.    You can upgrade your minimum annuitization value to the policy value on a policy anniversary. This may be done within thirty days after any policy anniversary before your 85th birthday (earlier if required by state law). For your convenience, we will put the last date to upgrade on page one of the rider.

If you upgrade:

•	the current rider will terminate and a new one will be issued with its own specified guaranteed benefits and fees;
•	the new fees, thresholds and factors may be higher (or lower) than before;
•	the new annual growth rate may be lower (or higher) than before; and
•	you will have a new ten year waiting period before you can annuitize under the rider.

It generally will not be to your advantage to upgrade unless your policy value exceeds your minimum annuitization value on the applicable policy anniversary.

Surrenders.    Surrenders will reduce the minimum annuitization value. Each rider year, surrenders up to the limit of the total free amount (the minimum annuitization value on the last rider anniversary multiplied by the annual growth rate) reduce the minimum annuitization value on a dollar-for-dollar basis. Surrenders over this free amount will reduce the minimum annuitization value on a pro rata basis by an amount equal to the minimum annuitization value immediately prior to the excess surrender multiplied by the percentage reduction in the policy value resulting from the excess surrender. The free amount will always be a relatively small fraction of the minimum annuitization value.

Sustained partial surrenders alone, or in conjunction with poor investment performance, may reduce your policy value to below the minimum policy amount (or even to zero). In either event, your policy will be fully surrendered and you will lose all rights and benefits under your policy, including your right to annuitize your minimum annuitization value under the Family Income Protector.

Conditions of Exercise of the Family Income Protector.    You can only annuitize using the Family Income Protector within the 30 days after the tenth or later policy anniversary after the Family Income Protector is elected or, in the case of an upgrade of the minimum annuitization value, the tenth or later policy anniversary following the upgrade. You cannot, however, annuitize using the Family Income Protector after the policy anniversary after your 94th birthday. For your convenience, we will put the first and last date to annuitize using the Family Income Protector on page one of the rider.

NOTE CAREFULLY: If you annuitize at any time other than indicated above, you cannot use the Family Income Protector.

Guaranteed Minimum Stabilized Payments.    Annuity payments under the rider are guaranteed to never be less than the initial payment. The amount of the first payment provided by the Family Income Protector will be determined by multiplying each $1,000 of minimum income base by the applicable annuity factor shown on Schedule I of the rider. The applicable annuity factor depends upon the annuitant’s (and joint annuitant’s, if any) sex (or without regard to gender if required by law), age, and the Family Income Protector payment option selected. The applicable annuity factor is also based on a guaranteed interest rate of 3% and the “1983 a Table”, using an assumed annuity commencement date of 2000 (static projection to this point) with dynamic projection using scale G from that point. Subsequent payments will be calculated using a 5% assumed investment return. Subsequent payments may fluctuate annually in accordance with the investment performance of the annuity subaccounts. However, subsequent payments are guaranteed to never be less than the initial payment.

Annuity payments under Family Income Protector will also be “stabilized” or held constant during each year. During the first year after annuitizing using the Family Income Protector, each stabilized payment will equal the initial payment. On each annuitization anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected (but will never be less than the initial payment), and then be held constant at that amount for that year. The stabilized payment on each annuitization anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options. If the supportable payment at any payment date during a year is greater than the stabilized payment for that year, the excess will be used to purchase additional annuity units. Conversely, if the supportable payment at any payment date during a year is less than the stabilized payment for that year, there will be a reduction in the number of annuity units credited to the policy to fund the deficiency. In the case of a reduction, you will not participate as fully in the future investment performance of the subaccounts you selected since fewer annuity units are credited to your policy. Purchases and reductions will be allocated to each subaccount on a proportionate basis.

Rider Fee.    A rider fee, 0.45% of the minimum annuitization value on the policy anniversary, is charged annually prior to annuitization. We will also charge this fee if you take a complete surrender. The rider fee is deducted from each variable investment choice in proportion to the amount of policy value in each subaccount. This fee is deducted even if the adjusted policy value exceeds the minimum annuitization value.

The rider fee on any given policy anniversary will be waived if the policy value exceeds the fee waiver threshold. The fee waiver threshold is two times the minimum annuitization value. Transamerica may, at its discretion, change the fee waiver threshold in the future, but it will never be greater than two and one-half times the minimum annuitization value.

Guaranteed Payment Fee.    A guaranteed payment fee, equal to an effective annual rate of 1.25% of the daily net asset value in the separate account, is reflected in the amount of the variable payments you receive if you annuitize under the Family Income Protector rider, in addition to the base product mortality and expense risk fee and administrative charge. The guaranteed payment fee is included on page one of the rider.

Termination.    The rider is irrevocable. You have the option not to use the benefit but you will not receive a refund of any fees you have paid. The rider will terminate upon the earliest of the following:

•	annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the minimum annuitization value under the Family Income Protector);
•	upgrade of the minimum annuitization value (although a new rider will be issued);
•	termination of your policy; or
•	30 days after the policy anniversary after your 94th birthday.

If you terminate the Family Income Protector (except pursuant to an upgrade) you cannot re-elect the rider.

3)    FOR NEW JERSEY ONLY.

For New Jersey policies, the optional Managed Annuity Program is as described herein.

Managed Annuity Program

The optional Managed Annuity Program can be used to provide you a certain level of income in the future by guaranteeing a minimum annuitization value (discussed below). You may elect to purchase this benefit, which provides a minimum amount you will have to apply to a Managed Annuity Program payment option and which guarantees a minimum level of those payments once you begin to receive them. By electing this benefit, you can participate in the gains of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options.

You can annuitize under the Managed Annuity Program (subject to the conditions described below) at the greater of the policy value or the minimum annuitization value (subject to any applicable adjustment).

Minimum Annuitization Value.    If the Managed Annuity Program is added when you purchase the policy or in the first policy year, the minimum annuitization value on the rider date (i.e., the date the rider is added to the policy) is the total premium payments. If the Managed Annuity Program is added after the first policy year, the minimum annuitization value on the rider date is the policy value.

After the rider date, the minimum annuitization value is:

•	the minimum annuitization value on the rider date; plus
•	any additional premium payments; minus
•	an adjustment for any withdrawals made after the rider date;
•	the result of which is accumulated at the annual growth rate; minus
•	any premium taxes.

Please note that if you annuitize using the Managed Annuity Program on any date other than a rider anniversary, there may be a downward adjustment to your minimum annuitization value. See “Minimum Annuitization Value Adjustment” below.

The annual growth rate is 5% per year. Withdrawals may reduce the minimum annuitization value on a basis greater than dollar-for-dollar. In addition to the immediate reduction in the minimum annuitization value due to the withdrawal, the same withdrawal, if taken in the rider year that you annuitize using the Managed Annuity Program, may also result in a negative minimum annuitization value adjustment. See “Minimum Annuitization Value Adjustment” below.

The minimum annuitization value may only be used to annuitize using the Managed Annuity Program payment options and may not be used with any of the other annuity payment options listed in the prospectus. The Managed Annuity Program payment options are:

•	Life Income—An election may be made for “No Period Certain” or “10 Years Certain”. In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.
•	Joint and Full Survivor—An election may be made for “No Period Certain” or “10 Years Certain”. Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

NOTE CAREFULLY:

IF:

•	You choose Life Income with No Period Certain or Joint and Full Survivor with No Period Certain; and
•	The annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	We will make only one (two, three, etc.) annuity payments.

Please note that if you annuitize using the Managed Annuity Program before the 10th rider anniversary, the payments will be calculated with an annuity factor age adjustment. See “Annuity Factor Age Adjustment” below.

Minimum Annuitization Value Adjustment.    If you annuitize under the Managed Annuity Program on any date other than a rider anniversary, the minimum annuitization value will be adjusted downward if your policy value has decreased since the last rider anniversary (or the rider date for annuitizations within the first rider year). The adjusted minimum annuitization value will equal:

•	the policy value on the date you annuitize; plus
•	the minimum annuitization value on the most recent rider anniversary (or the rider date for annuitizations within the first rider year); minus

•	the policy value on the most recent rider anniversary (or the rider date for annuitizations within the first rider year).

The minimum annuitization value will not be adjusted if:

•	you annuitize on a rider anniversary; or
•	your policy value has increased since the last rider anniversary (or the rider date for annuitizations within the first rider year).

Annuity Factor Age Adjustment.    If you annuitize using the Managed Annuity Program before the 10th rider anniversary, the first payment will be calculated with an annuity factor age adjustment which subtracts up to 10 years from your age resulting in all payments being lower than if an annuity factor age adjustment was not used. The age adjustment is as follows:

Number of Years Since the Rider Date	Age Adjustment: Number of Years Subtracted from Your Age

0-1	10
1-2	9
2-3	8
3-4	7
4-5	6
5-6	5
6-7	4
7-8	3
8-9	2
9-10	1
more than 10	0

The minimum annuitization value is used solely to calculate the Managed Annuity Program annuity payments and does not establish or guarantee a policy value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial factors (such as the use of a 3% assumed investment return, or “AIR,” to calculate the first annuity payment, which results in a lower dollar amount for that payment than would result from using the 5% AIR that is used with the regular annuity payments described in the prospectus), the level of lifetime income that it guarantees may be less than the level that would be provided by application of the adjusted policy value at otherwise applicable annuity factors. Therefore, the Managed Annuity Program should be regarded as a safety net. The costs of annuitizing under the Managed Annuity Program include the guaranteed payment fee, and also the lower payout levels inherent in the annuity tables used for those minimum payouts (which may include an annuity age factor adjustment). These costs should be balanced against the benefits of a minimum payout level.

In addition to the annual growth rate, other benefits and fees under the rider (the rider fee, the fee waiver threshold, guaranteed payment fee, and the annuity factor age adjustment) are also guaranteed not to change after the rider is added. However, all of these specifications may change if you elect to upgrade the minimum annuitization value.

Minimum Annuitization Value Upgrade.    You can upgrade your minimum annuitization value to the policy value at any time before your 95th birthday.

If you upgrade:

•	the current rider will terminate and a new one will be issued with its own specified guaranteed benefits and fees; and
•	the new rider’s specified benefits and fees may not be as advantageous as before.

It generally will not be to your advantage to upgrade unless your policy value exceeds your minimum annuitization value at that time.

Surrenders.    Surrenders will reduce the minimum annuitization value. Each rider year, surrenders up to the limit of the total free amount (the minimum annuitization value on the last rider anniversary multiplied by the annual growth rate) reduce the minimum annuitization value on a dollar-for-dollar basis. Surrenders over this free amount will reduce the minimum annuitization value on a pro rata basis by an amount equal to the minimum annuitization value immediately prior to the excess surrender multiplied by the percentage reduction in the policy value resulting from the excess surrender. The free amount will always be a relatively small fraction of the minimum annuitization value.

Sustained partial surrenders alone, or in conjunction with negative investment performance, may reduce your policy value to below the minimum policy amount (or even to zero). In either event, your policy will be fully surrendered and you will lose all rights and benefits under your policy, including your right to annuitize your minimum annuitization value under the Managed Annuity Program.

Conditions of Exercise of the Managed Annuity Program.    You can annuitize using the Managed Annuity Program at any time before your 95th birthday. For your convenience, we will put the last date to annuitize using the Managed Annuity Program on page one of the rider.

NOTE CAREFULLY:

•	If you annuitize at any time other than a rider anniversary, there may be a negative adjustment to your minimum annuitization value. See “Minimum Annuitization Value Adjustment.”
•	If you annuitize before the 10th rider anniversary there will be an annuity factor age adjustment. See “Annuity Factor Age Adjustment.”
•	If you take a withdrawal during the rider year that you annuitize, your minimum annuitization value will be reduced to reflect the withdrawal and will likely be subject to a negative minimum annuitization value adjustment.

Guaranteed Minimum Stabilized Payments.    Annuity payments under the Managed Annuity Program are guaranteed to never be less than the initial payment. The amount of the first payment provided by the Managed Annuity Program will be determined by multiplying each $1,000 of minimum income base by the applicable annuity factor shown on Schedule I of the rider. The applicable annuity factor depends upon the annuitant’s (and joint annuitant’s, if any) sex (or without regard to gender if required by law), age, any annuity factor age adjustment, and the Managed Annuity Program payment option selected. The applicable annuity factor is also based on a guaranteed interest rate of 3% and the “1983 a Table”, using an assumed annuity commencement date of 2000 (static projection to this point) with dynamic projection using scale G from that point. Subsequent payments will be calculated using a 5% assumed investment return. Subsequent payments may fluctuate annually in accordance with the investment performance of the annuity subaccounts. However, subsequent payments are guaranteed to never be less than the initial payment.

Annuity payments under Managed Annuity Program will also be “stabilized” or held constant during each year. During the first year after annuitizing using the Managed Annuity Program, each stabilized payment will equal the initial payment. On each annuitization anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected (but will never be less than the initial payment), and then be held constant at that amount for that year. The stabilized payment on each annuitization anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options. If the supportable payment at any payment date during a year is greater than the stabilized payment for that year, the excess will be used to purchase additional annuity units. Conversely, if the supportable payment at any payment date during a year is less than the stabilized payment for that year, there will be a reduction in the number of annuity units credited to the policy to fund the deficiency. In the case of a reduction, you will not participate as fully in the future investment performance of the subaccounts you selected since fewer annuity units are credited to your policy. Purchases and reductions will be allocated to each subaccount on a proportionate basis.

Managed Annuity Program Fee.    A rider fee, currently 0.45% of the minimum annuitization value on the rider anniversary, is charged annually prior to annuitization. We will also charge this fee upon termination. The rider fee is deducted from each variable investment option in proportion to the amount of policy value in each subaccount.

The rider fee on any given rider anniversary will be waived if the policy value exceeds the fee waiver threshold. The fee waiver threshold currently is two times the minimum annuitization value. Transamerica may, at its discretion, change the fee waiver threshold in the future, but it will never be greater than two and one-half times the minimum annuitization value.

Guaranteed Payment Fee.    A guaranteed payment fee, currently equal to an effective annual rate of 1.25% of the daily net asset value in the separate account, is reflected in the amount of the variable payments you receive if you annuitize under the Managed Annuity Program.

Termination.    The Managed Annuity Program will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the Managed Annuity Program;
•	annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the minimum annuitization value under the Managed Annuity Program);
•	upgrade of the minimum annuitization value (although a new rider will be issued);
•	termination of your policy; or
•	30 days after the last date to elect the benefit as shown on page 1 of the rider.

If you terminate the Managed Annuity Program (except pursuant to an upgrade) you cannot re-elect the rider.

APPENDIX D

POLICY VARIATIONS

The dates shown below are the approximate first issue dates of the various versions of the policy. These dates will vary by state in many cases. This Appendix describes certain of the more significant differences in features of the various versions of the policy. There may be additional variations. Please see your actual policy and any attachments for determining your specific coverage.

Policy Form/Endorsement	Approximate First Issue Date
AV721 101 149 1001 (Standard Policy Form)	May 1, 2002
RGMI 15 0301 (Managed Annuity Program)	May 1, 2002
VIAR IP 0100 (Initial Payment Guarantee)	May 1, 2002
RGMI 1 798 (Family Income Protector)	May 1, 2002
RTP 1 201 (Beneficiary Earnings Enhancement Rider)	May 1, 2002
RTP 13 1101 (Beneficiary Earnings Enhancement—Extra Rider)	May 1, 2002
RLS 1 1101 (Liquidity Rider)	May 1, 2002

Product Feature	AV 721 101 149 1001; RGMI 15 0301; VIAR IP 0100; RGMI 1 798; RTP 1 201; RTP 13 1101; RLS 1 1101

Excess Interest Adjustment	Yes

Guaranteed Minimum Death Benefit Option(s)	Return of Premium; Annual Step-Up (available if annuitant is age 80 or younger); and Enhanced (available if annuitant is age 80 or younger)

Guaranteed Period Options (available in the fixed account)	1, 3, 5 and 7 year guaranteed periods available.

Minimum effective annual interest rate applicable to the fixed account	3%

Asset Rebalancing	Yes

Death Proceeds	Greater of 1) the policy value; 2) the cash value; or 3) guaranteed minimum death benefit.

Distribution Financing Charge	N/A

Is Mortality & Expense Risk Fee different after the annuity commencement date?	Yes

Dollar Cost Averaging Fixed Account Option	Yes

Service Charge	$30 (but not more than 2% of the policy value) assessed on each policy anniversary and at surrender.

Nursing Care and Terminal Condition Withdrawal Option	Yes

Unemployment Waiver	Yes

Family Income Protector	Yes

Managed Annuity Program	Yes

Beneficiary Earnings Enhancement Rider	Yes

Beneficiary Earnings Enhancement—Extra Rider	Yes

Initial Payment Guarantee	Yes

Liquidity Rider	Yes

RETIREMENT INCOME BUILDER – BAI VARIABLE ANNUITY

(FORMERLY RETIREMENT INCOME BUILDER III VARIABLE ANNUITY)

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2003

to the

Prospectus dated May 1, 2003

For certain policies, the information provided in this supplement hereby amends and/or replaces the corresponding information contained in the prospectus. Please contact your financial representative to determine if this supplement applies to your policy.

The following hereby amends, and to the extent inconsistent replaces, the corresponding GLOSSARY section of the prospectus:

Cumulative Free Percentage-The cumulative free percentage is 10% of your policy value. This amount is cumulative. The cumulative free percentage is determined at the time of surrender. This is only available during the accumulation phase.

The following hereby amends, and to the extent inconsistent replaces, the corresponding SUMMARY sections of the prospectus:

5.    EXPENSES

We deduct daily mortality and expense risk fees and administrative charges of 1.25% per year from the assets in each subaccount for the Return of Premium Death Benefit. An additional 0.15% or 0.25% fee will be charged if you elect the Annual Step-Up Death Benefit or the Enhanced Death Benefit, respectively.

If you elect the Beneficiary Earnings Enhancement—Extra, there is an annual fee equal to 0.50% or 0.60% of the policy value in the subaccounts for the 50% and 75% initial death benefit option, respectively.

8.    DEATH BENEFIT

When you purchase the policy, you generally may choose one of the following guaranteed minimum death benefits:

•	Return of Premium; or
•	Annual Step-Up; or
•	Enhanced.

This Prospectus Supplement must be accompanied

By the Prospectus for the

Retirement Income Builder – BAI Variable Annuity

(formerly Retirement Income Builder III Variable Annuity) dated May 1, 2003

The following hereby amends, and to the extent inconsistent replaces, the FEE TABLE in the prospectus:

Separate Account Annual Expenses (as a percentage of average account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee	1.10%
Administrative Charge	0.15%

Total Base Separate Account Annual Expenses	1.25%

Optional Separate Account Expenses:
Annual Step-Up Death Benefit(1)	0.15%
Enhanced Death Benefit(2)	0.25%
Optional Rider Fees:
Beneficiary Earnings Enhancement—Extra(3)	0.50-0.60%

(1)	The fee for the Annual Step-Up Death Benefit is in addition to the mortality and expense risk fee (1.10%).
(2)	The fee for the Enhanced Death Benefit is in addition to the mortality and expense risk fee (1.10%).
(3)	The annual Beneficiary Earnings Enhancement-Extra fee is 0.50% or 0.60% of the policy value in the subaccounts for the 50% and 75% initial death benefit option, respectively.

The following hereby amends, and to the extent inconsistent replaces, the corresponding sections of the prospectus:

5.    EXPENSES

Mortality and Expense Risk Fee

During the accumulation phase, for the Return of Premium Death Benefit the daily mortality and expense risk fee is at an annual rate of 1.10%, for the Annual Step-Up Death Benefit, the daily mortality and expense risk fee is 0.15% higher at an annual rate of 1.25%, and for the Enhanced Death Benefit, the daily mortality and expense risk fee is 0.25% higher at an annual rate of 1.35%. During the income phase, the daily mortality and expense risk fee for these benefits is at an annual rate of 1.10%.

Beneficiary Earnings Enhancement—Extra

If you elect the Beneficiary Earnings Enhancement—Extra, there is an annual rider fee during the accumulation phase of 0.50% or 0.60% of the policy value for the 50% and 75% initial death benefit option, respectively. The rider fee will be deducted on each rider anniversary and upon termination of the rider (once we have received all necessary regulatory approvals) during the accumulation phase.

8.    DEATH BENEFIT

Guaranteed Minimum Death Benefit

On the policy application, you generally may choose one of the guaranteed minimum death benefit options listed below (age limitations may apply).

After the policy is issued, you cannot make an election and the death benefit cannot be changed.

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A.    Return of Premium Death Benefit

The Return of Premium Death Benefit is:

•	total premium payments; less
•	any adjusted partial surrenders as of the date of death.

The Return of Premium Death Benefit will be in effect if you do not choose one of the other options on the policy application. The charges are lower for this option then for the others.

B.    Annual Step-Up Death Benefit

On each policy anniversary before your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. The death benefit is equal to:

•	the largest policy value on the policy date or on any policy anniversary before the earlier of the date of death or the annuitant’s 81st birthday; plus
•	any premium payments you have made since that date; minus
•	any adjusted partial surrenders we have paid to you since that date.

The Annual Step-Up Death Benefit is not available if the annuitant is 81 or older on the policy date. There is an extra charge for this death benefit (an extra 0.15% annually).

C.    Enhanced Death Benefit

The death benefit under this option is the greater of 1 or 2 below:

1.	The 6% Annually Compounding through age 80 Death Benefit is:
•	the total premium payments; less
•	any adjusted partial surrenders; plus
•	interest at an effective annual rate of 6% from the premium payment date or surrender date to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday.

2.	The Monthly Step-Up through age 80 Death Benefit is equal to:
•	the largest policy value on the policy date or on any monthly anniversary prior to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday; plus
•	any premium payments subsequent to the date of any monthly anniversary with the largest policy value; minus any adjusted partial surrenders subsequent to the date of the monthly anniversary with the largest policy value.

The Enhanced Death Benefit option is not available if the annuitant is 81 or older on the policy date. There is an extra charge for this benefit (an extra 0.25% annually).

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10.    ADDITIONAL FEATURES

Beneficiary Earnings Enhancement

Beneficiary Earnings Enhancement Amount.

Rider earnings equal:

•	the policy death benefit; minus
•	policy value on the rider date; minus
•	premium payments after the rider date; plus
•	surrenders after the rider date that exceed the rider earnings on the date of the surrender.

The Beneficiary Earnings Enhancement may vary for certain policies and may not be available for all policies.

Beneficiary Earnings Enhancement—Extra

The optional “Beneficiary Earnings Enhancement—Extra” pays an additional death benefit amount when a death benefit is payable under your policy, in certain circumstances. The Beneficiary Earnings Enhancement—Extra is available for issue ages through age 75.

Additional Death Benefit Amount. The additional death benefit is only payable if you elected the rider at least five years prior to the death triggering the payment of the policy death benefit, and a death benefit is payable under the policy. If a death benefit is payable before the end of the fifth year, all rider fees paid since the rider date will be refunded. After the fifth year, the additional death benefit is equal to:

•	rider benefit percentage (40% for issues ages through age 70 and 25% for ages 71-75) multiplied by the sum of:
•	future growth (see below); and
•	the initial death benefit option (see below) multiplied by the policy death benefit on the rider date, minus surrenders after the rider date that exceed future growth on the date of surrender.

Future growth equals:

•	the policy death benefit payable; minus
•	the death benefit on the rider date; minus
•	premium payments after the rider date; plus
•	surrenders after the rider date that exceed the future growth on the date of the surrender.

The initial death benefit option, either 50% or 75%, is selected by you at the time you elect this rider. If an additional death benefit is payable, the 75% initial death benefit option will generally provide a larger additional death benefit amount than the 50% initial death benefit option. Please note that you pay a higher fee for the 75% initial death benefit option than for the 50% initial death benefit option.

No benefit is payable under the Beneficiary Earnings Enhancement—Extra if the policy death benefit payable is less than one minus the initial death benefit option, multiplied by the death benefit at the time the rider was added (adjusted for surrenders after the rider date). In other words, no additional death benefit is generally payable if:

•	For the 75% initial death benefit option – the policy death benefit payable is less than 25% of the adjusted policy death benefit at the time the rider was added; or

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•	For the 50% initial death benefit option – the policy death benefit payable is less than 50% of the adjusted policy death benefit at the time the rider was added.

For purposes of computing taxable gains, both the death benefit payable under the policy and the additional death benefit will be considered.

Spousal Continuation. If a spouse, as the new owner of the policy, elects to continue the policy instead of receiving the death benefit and additional death benefit, the spouse will receive a one-time policy value increase equal to the additional death benefit. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider as long as they are under the age of 76.

Rider Fee. A rider fee, currently 0.50% of the policy value for the 50% initial death benefit option and 0.60% of the policy value for the 75% initial death benefit option, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the rider would not pay any benefits.

Termination. The rider will remain in effect until:

•	you cancel it by notifying our service center in writing,
•	the policy is annuitized or surrendered, or
•	the additional death benefit is paid or added to the policy value under a spousal continuation.

Once terminated, the Beneficiary Earnings Enhancement—Extra may not be re-elected for one year.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans. Consult a tax adviser before electing this rider.

The Beneficiary Earnings Enhancement—Extra may vary for certain policies and may not be available for all policies.

5

STATEMENT OF ADDITIONAL INFORMATION

RETIREMENT INCOME BUILDER—BAI

(Formerly known as Retirement Income Builder III Variable Annuity)

VARIABLE ANNUITY

Issued through

SEPARATE ACCOUNT VA K

Offered by

TRANSAMERICA LIFE INSURANCE COMPANY

4333 Edgewood Road, N.E.

Cedar Rapids, Iowa 52499-0001

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Retirement Income Builder—BAI (Formerly known as Retirement Income Builder III Variable Annuity) Variable Annuity offered by Transamerica Life Insurance Company (“Transamerica”). You may obtain a copy of the prospectus dated May 1, 2003, by calling 1-800-525-6205, or by writing to the administrative and service office, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectus for the policy and the underlying fund portfolios.

Dated: May 1, 2003

GLOSSARY OF TERMS	3
THE POLICY—GENERAL PROVISIONS	6
Owner	6
Entire Policy	6
Misstatement of Age or Sex	7
Addition, Deletion, or Substitution of Investments	7
Excess Interest Adjustment	8
Reallocation of Annuity Units After the Annuity Commencement Date	12
Annuity Payment Options	12
Death Benefit	14
Death of Owner	16
Assignment	16
Evidence of Survival	16
Non-Participating	17
Amendments	17
Employee and Agent Purchases	17
Present Value of Future Variable Payments	17
Stabilized Payments	17
CERTAIN FEDERAL INCOME TAX CONSEQUENCES	18
Tax Status of the Policy	19
Taxation of Transamerica	22
INVESTMENT EXPERIENCE	23
Accumulation Units	23
Annuity Unit Value and Annuity Payment Rates	25
BENEFICIARY EARNINGS ENHANCEMENT RIDER—ADDITIONAL INFORMATION	27
BENEFICIARY EARNINGS ENHANCEMENT–EXTRA II RIDER—ADDITIONAL INFORMATION	28
HISTORICAL PERFORMANCE DATA	29
Money Market Yields	29
Other Subaccount Yields	30
Total Returns	31
Other Performance Data	31
Adjusted Historical Performance Data	32
PUBLISHED RATINGS	32
STATE REGULATION OF TRANSAMERICA	32
ADMINISTRATION	32
RECORDS AND REPORTS	32
DISTRIBUTION OF THE POLICIES	33
VOTING RIGHTS	33
OTHER PRODUCTS	34
CUSTODY OF ASSETS	34
LEGAL MATTERS	34
INDEPENDENT AUDITORS	34
OTHER INFORMATION	34
FINANCIAL STATEMENTS	34

2

GLOSSARY OF TERMS

Accumulation Unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value—An amount equal to the policy value increased or decreased by any excess interest adjustments applied at the time of surrender or on the annuity commencement date.

Administrative and Service Office—Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Annuitant—The person during whose life any annuity payments involving life contingencies will continue.

Annuity Commencement Date—The date upon which annuity payments are to commence. The annuity commencement date may not be later than the last day of the policy month starting after the annuitant attains age 98. The annuity commencement date may be required to be earlier for qualified policies.

Annuity Payment Option—A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit—An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Application—A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Beneficiary—The person who has the right to the death benefit as set forth in the policy.

Business Day—A day when the New York Stock Exchange is open for business.

Cash Value—The adjusted policy value less any applicable surrender charge and less any rider fees (imposed upon surrender).

Code—The Internal Revenue Code of 1986, as amended.

Cumulative Free Percentage—The percentage (as applied to the policy value) which is available free of any surrender charge.

Excess Interest Adjustment (“EIA”)—A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon surrender (either full or partial) or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Excess Partial Surrender—The portion of a partial surrender (surrender) that exceeds the cumulative free

3

percentage.

Fixed Account—One or more investment choices under the policy that are part of Transamerica’s general assets and are not in the separate account.

Guaranteed Period Options—The various guaranteed interest rate periods of the fixed account which Transamerica may offer and into which premium payments may be paid or amounts transferred.

Nonqualified Policy—A policy other than a qualified policy.

Owner—The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner or a successor owner in the information that we require to issue a policy.

Policy Value—On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•	gross partial surrenders (partial surrenders minus excess interest adjustments plus the surrender charge on [the portion of the requested partial surrender that is subject to surrender charge]); plus

•	interest credited to the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	service charges, rider fees, premium taxes, transfer fees and any other charges, if any.

Policy Year—A policy year begins on the policy date in which the policy becomes effective and on each anniversary thereof.

Premium Payment—An amount paid to Transamerica by the owner or on the owner’s behalf as consideration for the benefits provided by the policy.

Qualified Policy—A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account—Separate Account VA K, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Service Charge—There is an annual service charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $30, but in no event will this charge be more than 2% of the policy value.

Subaccount—A subdivision within the separate account, the assets of which are invested in a specified portfolio of the underlying funds.

Surrender Charge—The applicable contingent deferred sales charge, assessed on certain full surrenders or partial surrenders of premium payments to cover expenses relating to the sale of the policies.

4

Valuation Period—The period of time from one determination of accumulation unit and annuity unit values to the next subsequent determination of values. Such determinations shall be made on each business day.

Variable Annuity Payment(s)—Payment(s) made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice—Written notice, signed by the owner, that gives Transamerica the information it requires and is received at the administrative and service office. For some transactions, Transamerica may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements Transamerica establishes for such notices.

5

In order to supplement the description in the prospectus, the following provides additional information about Transamerica and the policy, which may be of interest to a prospective purchaser.

THE POLICY—GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an application and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with Transamerica’s consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of the owner’s spouse in a community or marital property state.

Unless Transamerica has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

Note carefully. If the owner predeceases the annuitant, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless Transamerica has received written notice of the trust prior to the owner’s death, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy in some situations.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded it will take effect as of the date the owner signs the written notice, subject to any payment Transamerica has made or action Transamerica has taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.

If ownership is transferred to a new owner (except to the deceased owner’s spouse) because the owner dies before the annuitant, the adjusted policy value generally must be distributed to the new owner within five years of the owner’s death, or payments must be made for a period certain or for the new owner’s lifetime so long as any period certain does not exceed that new owner’s life expectancy, if the first payment begins within one year of your death.

Entire Policy

The policy, any endorsements thereon, and the application, constitute the entire policy between Transamerica and the owner. All statements in the application are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the application or information provided in lieu thereof.

6

Misstatement of Age or Sex

If the age or sex of the annuitant or owner has been misstated, Transamerica will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by Transamerica shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by Transamerica due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to Transamerica.

Addition, Deletion, or Substitution of Investments

Transamerica cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. Transamerica retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. Transamerica reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying funds, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in Transamerica’s judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (SEC). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from effecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in the sole discretion of Transamerica, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Transamerica. Each additional subaccount will purchase shares in a mutual fund portfolio or other investment vehicle. Transamerica may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Transamerica will notify you and request a reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, Transamerica will reinvest the amounts in the subaccount that invests in the money market portfolio (or in a similar portfolio of money market instruments), in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, Transamerica may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts. To the extent permitted by applicable law, Transamerica also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying funds, or substitute a new fund for an existing fund.

7

Excess Interest Adjustment

Money that you surrender from, transfer out of, or apply to an annuity payment option, from the guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a surrender, if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy’s minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.

The formula which will be used to determine the excess interest adjustment is:

S*(G – C)* (M/12)

S	= Gross amount being withdrawn that is subject to the excess interest adjustment.
G	= Guaranteed interest rate applicable to S.
C

=  Current Guaranteed Interest Rate then being offered on new premium payments for the next longer guaranteed period than “M”. If this policy form or such a guaranteed period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%.

M	= Number of months remaining in the current guaranteed period, rounded up to the next higher whole number of months.
*	= multiplication
^	= exponentiation

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Example 1 (Full Surrender, rates increase by 4%):

Single premium:	$50,000
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Full surrender:	middle of policy year 3
Policy value at middle of policy year 3	= 50,000* (1.055) ^ 2.5 = 57,161.18
Surrender charge free amount at middle of policy year 3	= 57,161.18* .30 = 17,148.35
Excess interest adjustment free amount at middle of policy year 3	= 57,161.18 – 50,000 = 7,161.18
Amount subject to excess interest adjustment	= 57,161.18 – 7,161.18 = 50,000.00
Excess interest adjustment floor	= 50,000* (1.02) ^ 2.5 = 52,537.62
Excess interest adjustment
G = .055
C = .095
M = 30
Excess interest adjustment	= S* (G-C)* (M/12)
= 50,000.00* (.055 – .095)* (30/12)
= –5,000.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to 52,537.62 – 57,161.18 = –4,623.54
Adjusted policy value	= policy value + excess interest adjustment = 57,161.18 – 4,623.54 = 52,537.64
Portion of Surrender Charge—free amount which is deducted from earnings	= Policy Value—Premium = 57,161.18 – 4,623.54 = 52,537.62
Portion of Surrender Charge—free amount which is deducted from premium	= 17,148.35 – 7,161.18 = 9,987.17
Surrender charge	= (50,000 – 9,987.17)* .06 = 2,400.77
Cash value at middle of policy year 3	= policy value + excess interest adjustment-surrender charge
= 57,161.18 – 4,623.54 – 2,400.77
= 50,136.87
Minimum Cash Value	= 90% * 50,000 * 1.03 ^ 2.5 – 48,451.32
The Cash Value of $50,136.87 is greater than the minimum of $48,451.32

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Example 2 (Full Surrender, rates decrease by 1%):

Single premium:	$50,000
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Full surrender:	middle of policy year 3
Policy value at middle of policy year 3	= 50,000* (1.055) ^ 2.5 = 57,161.18
Surrender charge free amount at middle of policy year 3	= 57,161.18* .20 = 11,432.24
Excess interest adjustment free amount at middle of policy year 3	= 57,161.18 – 50,000 = 7,161.18
Amount subject to excess interest adjustment	= 57,161.18 – 7,161.18 = 50,000.00
Excess interest adjustment floor	= 50,000* (1.02) ^ 2.5 = 52,537.62
Excess interest adjustment
G = .055
C = .045
M = 30
Excess interest adjustment	= S* (G – C)* (M/12)
= 50,000* (.055 – .045)* (30/12)
= 1,250.00
Adjusted policy value	= policy value + excess interest adjustment
= 57,161.18 + 1,250.00 = 58,411.18
Portion of Surrender Charge—free amount which is deducted from earnings	= Policy Value-Premium = 57,161.18 – 50,000 = 7,161.18
Portion of Surrender Charge—free amount which is deducted from premium	= 11,432.24 – 7,161.18 = 4,271.06
Surrender charge	= (50,000 – 4,271.06)* .06 = 2,743.74
Cash value at middle of policy year 3	= policy value + excess interest adjustment-surrender charge
= 57,161.18 + 1,250 – 2,743.74
= 55,667.44
Minimum Cash Value	= 90% * 50,000 * 1.03 ^ 2.5 – 48,451.32
The Cash Value of $55,667.44 is greater than the minimum of $48,451.32

On a partial surrender, Transamerica will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:

R – E + SC

R	=	the requested partial surrender;
E	=	the excess interest adjustment; and
SC	=	the surrender charges on (EPW—E); where
EPW	=	the excess partial withdrawal amount.

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Example 3 (Partial Surrender, rates increase by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$30,000 (requested withdrawal amount after penalties); middle of policy year 3
Policy value at middle of policy year 3	= 50,000.00 * (1.055) ^ 2.5 = 57,161.18
Excess Interest adjustment free amount at middle of policy year 3	= 57,161.18 – 50,000.00 = 7,161.18
Surrender charge free amount at middle of policy year 3	= 57,161.18 * .20 = 11,432.24
Amount free of excess interest adjustment	= 7,161.18
Excess interest adjustment/surrender charge
S = 30,000 – 7,161.18 = 22,838.82
G = .055
C = .065
M = 30
E = 22,838.82 * (.055 – 065) * (30/12) = –570.97
EPW = 30,000.00 – 11,432.24 = 18,567.76

To receive the full $30,000 partial surrender amount, we must “gross-up” the EPW amount to account for the surrender charges to be deducted. This is done by dividing the EPW by (1 – surrender charge).

New EPW = 18,567.76/(1 – .06) = 19,752.94

SC = .06 * (19,752.94 – (–570.97)) = 1,219.44
Remaining policy value at middle of policy year 3	= 57,161.18 – (R – E + surrender charge)
= 57,161.18 – (30,000.00 – (–570.97) + 1,219.44) = 25,370.77

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Example 4 (Partial Surrender, rates decrease by 1%):

Single premium:	$50,000
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$30,000; middle of policy year 3
Policy value at middle of policy year 3	= 50,000* (1.055) ^ 2.5 = 57,161.18
Excess interest adjustment free amount at middle of policy year 3	= 57,161.18 – 50,000 = 7,161.18
Surrender charge free amount at middle of policy year 3	57,161.18 * .20 = 11,432.24
Amount free of excess interest adjustment	7,161.18
Excess interest adjustment / surrender charge
S = 30,000 – 7,161.18 = 22,838.82
G = .055
C = .045
M = 30
E = 22,838.82* (.055 – .045)* (30/12) = 570.97
EPW = 30,000 – 11,432.24 = 18,567.76

To receive the full $30,000 partial surrender amount, we must “gross-up” the EPW amount to account for the surrender charges to be deducted. This is done by dividing the EPW by (1—surrender charge).

New EPW = 18,567.76/(1 – .06) = 19,752.94

SC = .06 * (19,752.94 – 570.97) = 1,150.92
Remaining policy value at middle of policy year 3	= 57,161.18 (R – E + surrender charge)
= 57,161.18 – (30,000 – 570.97 + 1,150.92) = 26,581.23

Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts, or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, Transamerica reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to Transamerica’s administrative and service office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

Annuity Payment Options

Note: Portions of the following discussion do not apply to annuity payments under the Initial Payment Guarantee. See the “Stabilized Payments” section of this SAI.

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During the lifetime of the annuitant and prior to the annuity commencement date, the owner may choose an annuity payment option or change the election, but written notice of any election or change of election must be received by Transamerica at its administrative and service office at least thirty (30) days prior to the annuity commencement date. If no election is made prior to the annuity commencement date, annuity payments will be made under (i) Payment Option 3, life income with level payments for 10 years certain, using the existing adjusted policy value of the fixed account, or (ii) under Payment Option 3, life income with variable payments for 10 years certain using the existing policy value of the separate account, or (iii) in a combination of (i) and (ii).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid guaranteed amount Transamerica has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells Transamerica in writing and Transamerica agrees.

Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 5% effective annual Assumed Investment Return and the “2000 Table” using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for males, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.

Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant’s actual age nearest birthday, on the annuity commencement date, adjusted as follows:

Annuity Commencement Date	Adjusted Age
Before 2010	Actual Age
2010-2019	Actual Age minus 1
2020-2026	Actual Age minus 2
2027-2033	Actual Age minus 3
2034-2040	Actual Age minus 4
After 2040	As determined by Transamerica

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed,

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assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, and is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.

Death Benefit

Adjusted Partial Surrender. The amount of your guaranteed minimum death benefit is reduced due to a partial surrender called the adjusted partial surrender. The reduction amount depends on the relationship between your death benefit and policy value. The adjusted partial surrender is equal to (1) multiplied by (2), where:

(1)	is the gross partial surrender amount;

(2)	is the adjustment factor = current death benefit prior to the gross partial surrender divided by the policy value prior to the gross partial surrender.

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

EXAMPLE 1 (Assumed Facts for Example)

$75,000	current guaranteed minimum death benefit before surrender
$50,000	current policy value before surrender
$75,000	current death proceeds
6%	current surrender charge percentage
$15,000	requested surrender
$10,000	surrender charge-free amount (assumes 20% cumulative free percentage is available)
$5,000	excess partial surrender—(amount subject to surrender charge)
$100	excess interest adjustment (assumes interest rates have decreased since initial guarantee)
$294	surrender charge on (excess partial surrender less excess interest adjustment) = 0.06*(5000 – 100)
$5,194	reduction in policy value due to excess partial surrender = 5000 – 100 + 294
$15,194	total gross partial surrender
$22,791	adjusted partial surrender = [15,194 * (75,000/50,000)]
$52,209	new guaranteed minimum death benefit (after surrender) = 75,000 – 22,791
$34,806	new policy value (after surrender) = 50,000 – 10,000 – 5,194

Summary:
Reduction in guaranteed minimum death benefit	= $22,791
Reduction in policy value	= $15,194

Note, guaranteed minimum death benefit is reduced more than the policy value since the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.

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EXAMPLE 2 (Assumed Facts for Example)
$50,000	current guaranteed minimum death benefit before surrender
$75,000	current policy value before surrender
$75,000	current death proceeds
6%	current surrender charge percentage
$15,000	requested surrender
$11,250	surrender charge-free amount (assumes 15% cumulative free percentage is available)
$3,750	excess partial surrender—(amount subject to surrender charge)
$-100	excess interest adjustment (assumes interest rates have increased since initial guarantee)
$231	surrender charge on (excess partial surrender less excess interest adjustment) = 0.06*[(3750 – (–100)]
$4,081	reduction in policy value due to excess partial surrender = 3750 – (–100) + 231 = 3750 + 100 + 231
$15,331	total gross partial surrender
$15,331	adjusted partial surrender = [(11,250 + 4,081) * (75,000/75,000)]
$34,669	new guaranteed minimum death benefit (after surrender) = 50,000—15,331
$59,669	new policy value (after surrender) = 75,000 – 11,250 – 4,081

Summary:
Reduction in guaranteed minimum death benefit	= $15,331
Reduction in policy value	= $15,331

Note, the guaranteed minimum death benefit and policy value are reduced by the same amount since the policy value was higher than the guaranteed minimum death benefit just prior to the surrender.

Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to Transamerica, will constitute due proof of death.

Upon receipt of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as Transamerica has sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

Distribution Requirements. If the annuitant dies prior to the annuity commencement date, (1) the death benefit must be distributed within five years of the date of the deceased’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner’s death and must be made for the beneficiary’s lifetime or for a period certain (so long as any period certain does not exceed the beneficiary’s life expectancy). Death proceeds, which are not paid to or for the benefit of a natural person, must be distributed within five years of the date of the deceased’s death. If the sole beneficiary is the deceased’s surviving spouse, however, such spouse may elect to continue the policy as the new annuitant and owner instead of receiving the death benefit.

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If an owner is not an annuitant, and dies prior to the annuity commencement date, new owner may surrender the policy at any time for the amount of the adjusted policy value. If the new owner is not the deceased owner’s spouse, however, (1) the adjusted policy value must be distributed: within five years after the date of the deceased owner’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner’s death and must be made for the new owner’s lifetime or for a period certain (so long as any period certain does not exceed the new owner’s life expectancy). If the sole new owner is the deceased owner’s surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.

Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to Transamerica. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by Transamerica. Transamerica will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.

Death of Owner

Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See “Certain Federal Income Tax Consequences” below for more information about these rules. Other rules may apply to qualified policies.

Assignment

During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on Transamerica until a copy has been filed at its administrative and service office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. Transamerica assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless you so direct by filing written notice with Transamerica, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary’s creditors.

Ownership under qualified policies is restricted to comply with the Code.

Evidence of Survival

Transamerica reserves the right to require satisfactory evidence that a person is alive if a payment is based on that

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person being alive. No payment will be made until Transamerica receives such evidence.

Non-Participating

The policy will not share in Transamerica’s surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by Transamerica and approved by one of Transamerica’s officers. No registered representative has authority to change or waive any provision of the policy.

Transamerica reserves the right to amend the policy to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of Transamerica or its affiliated companies or their immediate family. In such a case, Transamerica may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs Transamerica experiences on those purchases. The credit will be reported to the Internal Revenue Service as taxable income to the employee or registered representative. Transamerica may offer certain employer sponsored savings plans, in its discretion, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which Transamerica is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

Present Value of Future Variable Payments

The present value of future variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request, times (b) the number of payments remaining, discounted using a rate equal to the AIR.

Stabilized Payments

If you have selected a payout feature that provides for stabilized payments, please note that the stabilized payments remain constant throughout each year and are adjusted on your policy anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On your policy anniversary we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance

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will be increased since more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance will be decreased since fewer variable annuity units are credited to you.

The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the mortality and expense risk fee and administrative charge.

Hypothetical Changes in Annuity Units with Stabilized Payments*

AIR	5.0%
Life & 10 Years Certain
Male Age 65
First Variable Payment	$500

		Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments in Annuity Units	Cumulative Adjusted Annuity Units
At Issue:	January 1	400.0000	1.250000	$500.00	$500.00	0.0000	400.0000
	February 1	400.0000	1.252005	$500.80	$500.00	0.0041	400.0041
	March 1	400.0000	1.252915	$501.17	$500.00	0.0059	400.0100
	April 1	400.0000	1.245595	$498.24	$500.00	(0.0089)	400.0011
	May 1	400.0000	1.244616	$497.85	$500.00	(0.0108)	399.9903
	June 1	400.0000	1.239469	$495.79	$500.00	(0.0212)	399.9691
	July 1	400.0000	1.244217	$497.69	$500.00	(0.0115)	399.9576
	August 1	400.0000	1.237483	$494.99	$500.00	(0.0249)	399.9327
	September 1	400.0000	1.242382	$496.95	$500.00	(0.0150)	399.9177
	October 1	400.0000	1.242382	$496.95	$500.00	(0.0149)	399.9027
	November 1	400.0000	1.249210	$499.68	$500.00	(0.0016)	399.9012
	December 1	400.0000	1.252106	$500.84	$500.00	0.0040	399.9052
	January 1	399.9052	1.255106	$501.92	$501.92	0.0000	399.9052

*	Expenses included in the calculations are 1.10% mortality and expense risk fee, 0.15% administrative expenses, 0.00% rider charge, and 1.00% portfolio expenses (1.00% is a hypothetical figure). If higher expenses were charged, the numbers would be lower.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Internal Revenue Code of 1986, as amended, proposed and final Treasury Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

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Tax Status of the Policy

The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.

Diversification Requirements. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. (§) 1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through the underlying funds and their portfolios, intends to comply with the diversification requirements of the Treasury. Transamerica has entered into agreements with each underlying fund company that require the portfolios to be operated in compliance with the Treasury regulations.

Owner Control. In certain circumstances, owners of variable annuity contracts may be considered the owners, for Federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contractowner’s gross income. Several years ago, the IRS stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contractowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations “do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account.” This announcement also stated that guidance would be issued by way of regulations or rulings on the “extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of underlying assets.”

The ownership rights under the contract are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that contractowners were not owners of separate account assets. For example, you have the choice of more subaccounts in which to allocate premiums and policy values, and may be able to transfer among these accounts more frequently than in such rulings. These differences could result in you being treated as the owners of the assets of the separate account. In addition, Transamerica does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. Transamerica therefore reserves the right to modify the policies as necessary to attempt to prevent you from being considered the owners of a pro rata share of the assets of the separate account.

Distribution Requirements. The Code also requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to purchase an immediate annuity under which payments will begin within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the designated beneficiary as defined in section 72(s) of the Code. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving

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spouse becomes the sole new owner under the policy, then the policy may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as the owner and any death or change of such primary annuitant shall be treated as the death of an owner. The non-qualified policy contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

Withholding. The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. The withholding rate varies according to the type of distribution and the owner’s tax status. For qualified policies, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, and Section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, other than specified distributions such as distributions required by the Code, distribution of certain after-tax contributions, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

Qualified Policies. The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59½ (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law.

For qualified plans under section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70½ or (ii) retires, and must be made in a specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70½. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

Transamerica makes no attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must contain certain provisions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium

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payments for any calendar year on behalf of any individual may not exceed the deductible amount specified in the Code ($3000 for 2002), except in the case of a rollover amount or contribution under Sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70½; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; and (vii) the entire interest of the owner is non-forfeitable. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59½ (unless certain exceptions apply) are subject to a 10% penalty tax.

No part of the funds for an individual retirement account (including a Roth IRA) or annuity should be invested in a life insurance contract, but the regulations thereunder allow such funds to be invested in an annuity policy that provides a death benefit that equals the greater of the premiums paid or the cash value for the contract. The policy provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the policy as an IRA. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the policy, comports with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code ($3000 for 2002). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59½, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature surrender penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax adviser.

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Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59½, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

Corporate Pension and Profit Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in an pension or profit sharing plan. Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax adviser.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Non-natural Persons. Pursuant to Section 72(u) of the Code, an annuity contract held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the value as of the close of the taxable year and all previous distributions under the policy over (ii) the sum of the premium payments paid for the taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the policy. For these purposes, the policy value at year end may have to be increased by any positive excess interest adjustment which could result from a full surrender at such time. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments and the owner should contact a competent tax adviser with respect to the potential tax consequences of an excess interest adjustment. Notwithstanding the preceding sentences in that paragraph, Section 72(u) of the Code does not apply to (i) a policy where the nominal owner is not a natural person but the beneficial owner of which is a natural person, (ii) a policy acquired by the estate of a decedent by reason of such decedent’s death, (iii) a qualified policy (other than one qualifying under Section 457) or (iv) a single-payment annuity where the annuity commencement date is no later than one year from the date of the single premium payment.

Taxation of Transamerica

Transamerica at present is taxed as a life insurance company under part I of Subchapter L of the Code. The

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separate account is treated as part of Transamerica and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. Transamerica does not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by Transamerica with respect to the separate account, Transamerica may make a charge to that account.

INVESTMENT EXPERIENCE

A “Net Investment Factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying funds less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.

Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the administrative and service office or, in the case of the initial premium payment, when the application is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.

An index (the “Net Investment Factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The Net Investment Factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same from one valuation period to the next. The owner bears this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The Net Investment Factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a) is the net result of:

(1)	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

(2)	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or

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minus

(3)	a per share credit or charge for any taxes determined by Transamerica to have resulted during the valuation period from the investment operations of the subaccount;

(b)	the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

(c)	is an amount representing the separate account charge and any optional benefit fees, if applicable.

Illustration of Accumulation Unit Value Calculations

Formula and Illustration for Determining the Net Investment Factor

(Assume the Annual Step-Up Death Benefit is in effect and no optional riders or benefits are elected.)

Investment Experience Factor = (A + B - C) - E

                                    D

Where: A =	The Net Asset Value of an underlying fund share as of the end of the current valuation period.
Assume A = $11.57

B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
Assume B = 0

C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
Assume C = 0

D =	The Net Asset Value of an underlying fund share at the end of the immediately preceding valuation period.
Assume D = $11.40

E =	The daily deduction for mortality and expense risk fee and administrative charges, which (on these assumptions) totals 1.50% on an annual basis.
On a daily basis = .0000407916

Then, the Investment Experience Factor = (11.57+ 0 - 0) - .0000407916 = Z = 1.0148714891

                                                 11.40

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Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

Where: A =	The accumulation unit value for the immediately preceding valuation period.
Assume = $X

B =	The Net Investment Factor for the current valuation period.
Assume = Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the annual assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a)	is the variable annuity unit value for that subaccount on the immediately preceding business day;

(b)	is the net investment factor for that subaccount for the valuation period; and

(c)	is the investment result adjustment factor for the valuation period.

The investment result adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)	is the result of:

(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

(3)	a per share charge or credit for any taxes reserved for, which Transamerica determines to have resulted from the investment operations of the subaccount.

(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.

(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.30% (for the Return of Premium Death Benefit) or 1.50% (for the Annual Step-Up Death Benefit) or 1.50% of the daily net asset value of a fund share held in that subaccount. (For calculating annuity payments, the factor is 1.25% for all death benefits).

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity

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unit values.

The annuity payment rates vary according to the annuity option elected and the sex and adjusted age of the annuitant at the annuity commencement date. The policy also contains a table for determining the adjusted age of the annuitant.

Illustration of Calculations for Annuity Unit Value

and Variable Annuity Payments

Formula and Illustration for Determining Annuity Unit Value

Annuity Unit Value = A * B * C

Where: A =	Annuity unit value for the immediately preceding valuation period.
Assume = $X

B =	Investment Experience Factor for the valuation period for which the annuity unit value is being Calculated.
Assume = Y

C =	A factor to neutralize the annual assumed investment return of 5% built into the Annuity Tables used.
Assume = Z

Then, the annuity unit value is: $X * Y * Z = $Q

Formula and Illustration for Determining Amount of

First Monthly Variable Annuity Payment

First Monthly Variable Annuity Payment = A * B

$1,000

Where: A =	The policy value as of the annuity commencement date.
Assume = $X

B =	The Annuity purchase rate per $1,000 based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
Assume = $Y

Then, the first monthly variable annuity payment = $X * $Y = $Z

                                                            1,000

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Formula and Illustration for Determining the Number of Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number of annuity units = A

                  B

Where: A =	The dollar amount of the first monthly variable annuity payment.
Assume= $X
B =	The annuity unit value for the valuation date on which the first monthly payment is due.
Assume= $Y

Then, the number of annuity units = $X = Z

                                 $Y

BENEFICIARY EARNINGS ENHANCEMENT RIDER—ADDITIONAL

INFORMATION

The following examples illustrate the Beneficiary Earnings Enhancement additional death benefit payable by this rider as well as the effect of a partial surrender on the additional death benefit amount. The client is less than age 71 on the Rider Date.

EXAMPLE 1

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$25,000
Gross Partial Surrenders after the Rider Date:	$30,000
Policy Value on date of surrender	$150,000
Rider Earnings on Date of Surrender (Policy Value – Policy Value on Rider Date – Premiums paid after Rider Date + Surrenders since Rider Date that exceeded Rider Earnings at time of surrender = $150,000 – $100,000 – $25,000 + $0):	$25,000
Amount of Surrender that exceeds Rider Earnings ($30,000 – $25,000):	$5,000
Base Policy Death Benefit on the date of Death Benefit Calculation:	$200,000
Policy Value on the date of Death Benefit calculations	$175,000
Rider Earnings (= Policy Value on date of death benefit calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings at time of Surrender = $175,000 – $100,000 – $25,000 + $5,000):	$55,000
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $80,000):	$22,000
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$222,000

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EXAMPLE 2

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$0
Gross Partial Surrenders after the Rider Date:	$0
Base Policy Death Benefit on the date of Death Benefit Calculation:	$100,000
Policy Value on the date of Death Benefit Calculations	$75,000
Rider Earnings (= Policy Value on date of death benefit calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings as of the death benefit calculations = $75,000 – $100,000 – $0 + $0):	$0
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $0):	$0
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$100,000

BENEFICIARY EARNINGS ENHANCEMENT—EXTRA II RIDER—ADDITIONAL

INFORMATION

Assume the Beneficiary Earnings Enhancement- Extra II is added to a new policy opened with $100,000 initial premium. The client is less than age 71 on the Rider Date. On the first and second Rider Anniversaries, the Policy Value is $110,000 and $95,000 respectively when the Rider Fees are deducted. The client adds $25,000 premium in the 3rd Rider Year when the Policy Value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th Rider Year when the Policy Value is equal to $145,000. After 5 years, the Policy Value is equal to $130,000 and the death proceeds is $145,000.

EXAMPLE

Account Value on Rider Date (equals initial policy value since new policy)	$100,000
Additional Death Benefit during first Rider Year	$0
Rider Fee on first Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $110,000)	$605
Additional Death Benefit during 2nd Rider Year (= sum of total Rider Fees paid)	$605
Rider Fee on second Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $95,000)	$522.50
Additional Death Benefit during 3rd Rider Year (= sum of total Rider Fees paid = $605 + $522.50)	$1,127.50
Rider Benefit Base in 3rd Rider Year prior to Premium addition (= Account Value less premiums added since Rider Date = $115,000 – $0)	$115,000
Rider Benefit Base in 3rd Rider Year after Premium addition (= $140,000 – $25,000)	$115,000
Rider Benefit Base in 4th Rider Year prior to withdrawal (= Account Value less premiums added since Rider Date = $145,000 – $25,000)	$120,000
Rider Benefit Base in 4th Rider Year after withdrawal = (Account Value less premiums added since Rider Date =$110,000 – $25,000)	$85,000
Rider Benefit Base (= $130,000 – $25,000)	$105,000
Additional Death Benefit = Rider Benefit Percentage * Rider Benefit Base = 30% * $105,000	$31,500
Total Death Proceeds (= base policy Death Proceeds + Additional Death Benefit Amount = $145,000 + $31,500)	$176,500

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HISTORICAL PERFORMANCE DATA

Money Market Yields

Transamerica may from time to time disclose the current annualized yield of the Transamerica Money Market subaccount for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges; and (ii) the mortality and expense risk fee. Current Yield will be calculated according to the following formula:

Current Yield = ((NCS * ES)/UV) * (365/7)

Where:

NCS	=

The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a policy, the yield for the Transamerica Money Market subaccount will be lower than the yield for the Transamerica Money Market portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 6% to 0% of the amount of premium payments withdrawn based on the number of years since the premium payment was made. However, surrender charges will not be assessed after the tenth policy year.

Transamerica may also disclose the effective yield of the Transamerica Money Market subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCS – ES)/UV))365/7 - 1

Where:

NCS	=

The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.

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The yield on amounts held in the Transamerica Money Market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Transamerica Money Market subaccount actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Transamerica Money Market portfolio, the types and quality of portfolio securities held by the Transamerica Money Market portfolio and its operating expenses. For the seven days ended December 31, 2002, the yield of the Transamerica Money Market Subaccount was (0.350%), and the effective yield was (0.350%) for the Annual Step-Up Death Benefit with a total mortality and expense fee and administrative charge of 1.40%. For the seven days ended December 31, 2002, the yield of the Transamerica Money Market Subaccount was (0.204%), and the effective yield was (0.204%) for the Return of Premium Death Benefit with a total mortality and expense fee and administrative charge of 1.25%. There is no yield or effective yield for the Annual Step-Up Death Benefit with a total mortality and expense fee and administrative charge of 1.50%; or Return of Premium Death Benefit with a total mortality and expense fee and administrative charge of 1.30% for the seven days ended December 31, 2002, because those death benefits were not available during that period.

Other Subaccount Yields

Transamerica may from time to time advertise or disclose the current annualized yield of one or more of the subaccounts (except the Transamerica Money Market subaccount) for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, (iii) compounding that yield for a 6-month period, and (iv) multiplying that result by 2. Expenses attributable to the subaccount include (i) the administrative charge and (ii) the mortality and expense risk fee. The 30-day yield is calculated according to the following formula:

Yield = 2 * ((((NI – ES)/(U * UV)) + 1)6 –1)

Where:

NI	=	Net investment income of the subaccount for the 30-day period attributable to the subaccount’s unit.
ES	=	Expenses of the subaccount for the 30-day period.
U	=	The average number of units outstanding.
UV	=	The unit value at the close (highest) of the last day in the 30-day period.

Because of the charges and deductions imposed by the separate account, the yield for a subaccount will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 6% to 0% of the amount of premium payments withdrawn based on the number of years since the premium payment was made. However, surrender charges will not be assessed after the tenth policy year.

The yield on amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount’s actual yield is affected by the types and quality of its investments and its operating expenses.

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Total Returns

Transamerica may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which Transamerica calculates on each business day based on the performance of the subaccount’s underlying fund portfolio, and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

P (1 + T)N = ERV

Where:

T	=	The average annual total return net of subaccount recurring charges.
ERV	=	The ending redeemable value of the hypothetical account at the end of the period.
P	=	A hypothetical initial payment of $1,000.
N	=	The number of years in the period.

Other Performance Data

Transamerica may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.

Transamerica may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the surrender charge percentage will be 0%.

CTR = (ERV/P) – 1

Where:

CTR	=	The cumulative total return net of subaccount recurring charges for the period.
ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.
P	=	A hypothetical initial payment of $1,000.

All non-standardized performance data will only be advertised if the standardized performance data is also disclosed.

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Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

PUBLISHED RATINGS

Transamerica may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Ratings Services, Moody’s Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect the financial strength of Transamerica. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance policies in accordance with their terms.

STATE REGULATION OF TRANSAMERICA

Transamerica is subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering the operation of Transamerica for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine Transamerica’s contract liabilities and reserves so that the Division may determine the items are correct. Transamerica’s books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, Transamerica is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

ADMINISTRATION

Transamerica performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by Transamerica. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, Transamerica will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners may also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity

32

payments Transamerica sends to you) you may only receive quarterly confirmations.

DISTRIBUTION OF THE POLICIES

The policies are offered to the public through brokers licensed under the federal securities laws and state insurance laws. The offering of the policies is continuous and Transamerica does not anticipate discontinuing the offering of the policies, however, Transamerica reserves the right to do so.

AFSG Securities Corporation, an affiliate of Transamerica, is the principal underwriter of the policies and may enter into agreements with broker-dealers for the distribution of the policies. During 2002, the amount paid to AFSG Securities Corporation and/or broker dealers for their services related to Separate Account VA P policies was $11,006,338.01. No fees had been paid to any broker-dealers for their services prior to 2002.

VOTING RIGHTS

To the extent required by law, Transamerica will vote the underlying fund portfolios’ shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act, as amended, or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result Transamerica determines that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person’s number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. Transamerica will solicit voting instructions by sending you, or other persons entitled to vote, written requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received and shares held by Transamerica in which you, or other persons entitled to vote, have no beneficial interest will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

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OTHER PRODUCTS

Transamerica makes other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment options or charges.

CUSTODY OF ASSETS

Transamerica holds assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from Transamerica’s general account assets. Transamerica maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by Transamerica’s fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of Transamerica.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C. has provided legal advice to Transamerica relating to certain matters under the federal securities laws applicable to the issue and sale of the policies.

INDEPENDENT AUDITORS

The statutory-basis financial statements and schedules of Transamerica Life Insurance Company as of December 31, 2002 and 2001, and for each of the three years in the period ended December 31, 2002, and the financial statements of the subaccounts of Separate Account VA K which are available for investment by Retirement Income Builder—BAI Variable Annuity (Formerly known as Retirement Income Builder III Variable Annuity) contract owners as of December 31, 2002, and for the periods indicated thereon, included in this SAI have been audited by Ernst & Young LLP, Independent Auditors, Suite 3400, 801 Grand Avenue, Des Moines, Iowa 50309.

OTHER INFORMATION

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). The statutory-basis financial statements of Transamerica Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of Transamerica to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

34

Financial Statements and Schedules—Statutory Basis

Transamerica Life Insurance Company

Years Ended December 31, 2002, 2001, and 2000

Transamerica Life Insurance Company

Financial Statements and Schedules—Statutory Basis

Years Ended December 31, 2002, 2001, and 2000

Contents

Report of Independent Auditors	1

Audited Financial Statements

Balance Sheets—Statutory Basis	3
Statements of Operations—Statutory Basis	5
Statements of Changes in Capital and Surplus—Statutory Basis	6
Statements of Cash Flow—Statutory Basis	7
Notes to Financial Statements—Statutory Basis	9

Statutory-Basis Financial Statement Schedules

Summary of Investments—Other Than Investments in Related Parties	45
Supplementary Insurance Information	46
Reinsurance	47

Report of Independent Auditors

The Board of Directors

Transamerica Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Life Insurance Company, an indirect, wholly-owned subsidiary of AEGON N.V., as of December 31, 2002 and 2001, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2002. Our audits also included the accompanying statutory-basis financial statement schedules required by Article 7 of Regulation S-X. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Transamerica Life Insurance Company at December 31, 2002 and 2001, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2002.

1

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Life Insurance Company at December 31, 2002 and 2001, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2002, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, in 2002 Transamerica Life Insurance Company changed various accounting policies to be in accordance with Actuarial Guideline 39.

As discussed in Note 2 to the financial statements, in 2001 Transamerica Life Insurance Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Insurance Division, Department of Commerce, of the State of Iowa.

/s/    ERNST & YOUNG LLP

Des Moines, Iowa

February 14, 2003

2

Transamerica Life Insurance Company

Balance Sheets—Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2002	2001
Admitted assets
Cash and invested assets:
Cash and short-term investments	$614,687	$193,296
Bonds	18,782,977	12,891,333
Preferred stocks:
Affiliated entities	991	761
Other	94,353	51,786
Common stocks:
Affiliated entities (cost: 2002 – $18,313; 2001 – $10,015)	250	257
Other (cost: 2002 – $104,470; 2001 – $91,042)	103,197	93,367
Mutual funds sponsored by affiliated entities (cost: 2002 – $4,689; 2001 – $4,403)	3,882	3,947
Mortgage loans on real estate	2,661,200	2,063,388
Real estate:
Home office properties	7,295	7,374
Properties acquired in satisfaction of debt	26,406	15,082
Investment properties	12,852	30,034
Policy loans	59,664	59,034
Net short-term notes receivable from affiliates	183,000	140,000
Other invested assets	517,285	413,500

Total cash and invested assets	23,068,039	15,963,159

Premiums deferred and uncollected	14,620	13,860
Accrued investment income	315,741	165,836
Reinsurance receivable	1,883	20,792
Federal and foreign income tax recoverable	13,782	—
Net deferred income tax asset	111,460	33,961
Accrued capital contribution	200,000	—
Other admitted assets	15,460	13,469
Separate account assets	7,784,759	5,304,781

Total admitted assets	$31,525,744	$21,515,858

3

	December 31
	2002	2001
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$2,438,160	$2,251,299
Annuity	11,786,082	7,402,612
Accident and health	466,263	384,234
Policy and contract claim reserves:
Life	17,458	13,561
Accident and health	29,712	28,202
Liabilities for deposit-type contracts	7,060,714	4,773,460
Other policyholders’ funds	2,460	2,147
Remittances and items not allocated	351,031	412,696
Asset valuation reserve	60,506	58,872
Interest maintenance reserve	—	26,415
Other liabilities	288,602	131,216
Reinsurance in unauthorized companies	3,453	1,605
Federal and foreign income taxes payable	—	32,064
Funds held under coinsurance and other reinsurance treaties	62,575	13,403
Transfers from separate accounts due or accrued	(328,108)	(150,654)
Payable for securities	36,001	119,715
Payable to affiliates	878	6,694
Separate account liabilities	7,740,502	5,259,079

Total liabilities	30,016,289	20,766,620

Capital and surplus:
Common stock, $10 per share par value, 500,000 shares authorized, 223,500 issued and outstanding shares	2,235	2,235
Preferred stock, $10 per share par value, 42,500 shares authorized, issued and outstanding	425	425
Surplus notes	575,000	—
Paid-in surplus	934,282	534,282
Unassigned surplus (deficit)	(2,487)	212,296

Total capital and surplus	1,509,455	749,238

Total liabilities and capital and surplus	$31,525,744	$21,515,858

See accompanying notes.

4

Transamerica Life Insurance Company

Statements of Operations—Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2002	2001	2000
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$517,384	$554,684	$882,537
Annuity	8,304,910	4,118,905	3,223,121
Accident and health	145,949	150,586	152,293
Net investment income	1,091,577	825,953	527,313
Amortization of interest maintenance reserve	1,447	3,503	3,867
Commissions and expense allowances on reinsurance ceded	29,704	(6,941)	19,668
Income from fees associated with investment management, administration and contract guarantees for separate accounts	81,946	60,188	62,982
Other income	182,409	167,901	7,274

	10,355,326	5,874,779	4,879,055
Benefits and expenses:
Benefits paid or provided for:
Life and accident and health	142,567	127,370	111,054
Surrender benefits	963,589	1,194,122	1,315,484
Other benefits	477,982	356,649	205,110
Increase in aggregate reserves for policies and contracts:
Life	186,782	141,397	556,724
Annuity	4,298,123	2,730,317	541,540
Accident and health	82,029	78,869	50,794
Other	—	—	5,986
Increase in liability for premium and other deposit funds	—	—	1,183,833

	6,151,072	4,628,724	3,970,525
Insurance expenses:
Commissions	521,704	290,622	196,101
General insurance expenses	101,855	81,737	58,019
Taxes, licenses and fees	15,630	15,934	26,740
Net transfers to separate accounts	3,540,518	823,622	515,325
Other expenses	23,294	14,980	240

	4,203,001	1,226,895	796,425

Total benefits and expenses	10,354,073	5,855,619	4,766,950
Gain from operations before dividends to policyholders, federal income tax expenses (benefit) and net realized capital losses on investments	1,253	19,160	112,105
Dividends to policyholders	497	545	536

Gain from operations before federal income tax expense and net realized capital losses	756	18,615	111,569
Federal income tax expense	19,389	28,149	51,251

Gain (loss) from operations before net realized capital losses on investments	(18,633)	(9,534)	60,318
Net realized capital losses on investments (net of related federal income taxes and amounts transferred to/from interest maintenance reserve	(102,519)	(107,276)	(9,474)

Net income (loss)	$(121,152)	$(116,810)	$50,844

See accompanying notes.

5

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus—Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Surplus Notes	Paid-in Surplus	Unassigned Surplus (Deficit)	Total Capital and Surplus
Balance at January 1, 2000	$2,660	$—	$—	$154,282	$197,713	$354,655
Net income	—	—	—	—	50,844	50,844
Change in net unrealized capital gains/losses	—	—	—	—	(19,784)	(19,784)
Change in non-admitted assets	—	—	—	—	(1,210)	(1,210)
Change in asset valuation reserve	—	—	—	—	(2,999)	(2,999)
Tax benefit on stock options exercised	—	—	—	—	1,438	1,438
Change in surplus in separate accounts	—	—	—	—	(224)	(224)
Change in liability for reinsurance in unauthorized companies	—	—	—	—	(495)	(495)
Capital contribution	—	—	—	100,000	—	100,000

Balance at December 31, 2000	2,660	—	—	254,282	225,283	482,225
Net loss	—	—	—	—	(116,810)	(116,810)
Change in net unrealized capital gains/losses	—	—	—	—	(10,700)	(10,700)
Change in non-admitted assets	—	—	—	—	(51,381)	(51,381)
Change in asset valuation reserve	—	—	—	—	47,320	47,320
Tax benefit on stock options exercised	—	—	—	—	897	897
Change in surplus in separate accounts	—	—	—	—	(3,378)	(3,378)
Change in liability for reinsurance in unauthorized companies	—	—	—	—	(1,110)	(1,110)
Change in net deferred income tax	—	—	—	—	64,840	64,840
Cumulative effect of changes in accounting principles	—	—	—	—	23,045	23,045
Dividends to stockholder	—	—	—	—	(3,000)	(3,000)
Exchange of common stock for preferred stock	(425)	425	—	—	—	—
Reinsurance transactions	—	—	—	—	37,290	37,290
Capital contribution	—	—	—	280,000	—	280,000

Balance at December 31, 2001	2,235	425	—	534,282	212,296	749,238
Net loss	—	—	—	—	(121,152)	(121,152)
Change in net unrealized capital gains/losses	—	—	—	—	(68,482)	(68,482)
Change in non-admitted assets	—	—	—	—	(40,354)	(40,354)
Change in asset valuation reserve	—	—	—	—	(1,634)	(1,634)
Change in surplus in separate accounts	—	—	—	—	(2,521)	(2,521)
Change in provision for reinsurance in unauthorized companies	—	—	—	—	(1,848)	(1,848)
Change in net deferred income tax	—	—	—	—	109,575	109,575
Cumulative effect of changes in accounting principles	—	—	—	—	(65,363)	(65,363)
Change in reserve on account of change in valuation basis	—	—	—	—	(18,990)	(18,990)
Issuance of surplus notes	—	—	575,000	—	—	575,000
Reinsurance transactions	—	—	—	—	(4,120)	(4,120)
Capital contribution	—	—	—	400,000	—	400,000
Tax benefit on stock options exercised	—	—	—	—	106	106

Balance at December 31, 2002	$2,235	$425	$575,000	$934,282	$(2,487)	$1,509,455

See accompanying notes.

6

Transamerica Life Insurance Company

Statements of Cash Flow—Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2002	2001	2000
Operating activities
Premiums and other considerations received, net of reinsurance	$8,933,379	$4,802,420	$4,208,600
Allowances and reserve adjustments received on reinsurance ceded	25,667	30,459	19,764
Investment income received	1,043,968	763,113	508,646
Other income received	182,511	168,351	44,960
Life and accident and health claims	(136,633)	(125,561)	(114,001)
Surrender benefits and other fund withdrawals	(1,346,732)	(1,330,575)	(1,315,484)
Annuity and other benefits to policyholders	(237,595)	(169,748)	(164,778)
Commissions, other expenses and taxes paid	(638,931)	(394,194)	(267,005)
Dividends paid to policyholders	(566)	(566)	(603)
Federal income taxes received (paid)	(65,130)	1,524	(45,190)
Net transfers to separate accounts	(3,635,930)	(797,040)	(477,575)
Other	11,416	17,495	(28,172)

Net cash provided by operating activities	4,135,424	2,965,678	2,369,162
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	20,458,498	7,553,214	4,817,369
Stocks	63,253	80,053	51,093
Mortgage loans on real estate	142,834	178,704	129,336
Real estate	3,696	587	2,042
Other invested assets	70,148	37,923	14,237
Miscellaneous proceeds	—	661	129

Total investment proceeds	20,738,429	7,851,142	5,014,206
Income taxes received (paid) on net realized capital gains(losses)	8,725	(8,658)	5,199

Net proceeds from sales, maturities, or repayments of investments	20,747,154	7,842,484	5,019,405
Cost of investments acquired:
Bonds	(26,453,740)	(13,464,536)	(6,985,975)
Stocks	(118,500)	(134,774)	(58,001)
Mortgage loans on real estate	(739,171)	(659,618)	(372,757)
Real estate	(2,261)	1,592	(149)
Other invested assets	(199,836)	(241,521)	(121,685)
Miscellaneous applications	(176,501)	(38,461)	—

Total cost of investments acquired	(27,690,009)	(14,537,318)	(7,538,567)
Net decrease (increase) in policy loans	(630)	(1,463)	2,300

Net cost of investments acquired	(27,690,639)	(14,538,781)	(7,536,267)

Net cash used in investing activities	(6,943,485)	(6,696,297)	(2,516,862)

7

Transamerica Life Insurance Company

Statements of Cash Flow—Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2002	2001	2000
Financing and miscellaneous activities
Other cash provided:
Capital and surplus paid in	$775,000	$280,000	$100,000
Borrowed money	—	(6,200)	(138,300)
Deposits on deposit-type contract funds and other liabilities without life or disability contingencies	2,333,331	4,406,794	—
Other sources	317,218	354,709	338,402

Total cash provided	3,425,549	5,035,303	300,102
Other cash applied:
Dividends paid to stockholder	—	(3,000)	—
Withdrawals on deposit-type contract funds and other liabilities without life or disability contingencies	(74,026)	(944,380)	—
Other applications, net	(122,071)	(262,232)	(107,873)

Total other cash applied	(196,097)	(1,209,612)	(107,873)

Net cash provided by financing and miscellaneous activities	3,229,452	3,825,691	192,229

Net increase in cash and short-term investments	421,391	95,072	44,529
Cash and short-term investments at beginning of year	193,296	98,224	53,695

Cash and short-term investments at end of year	$614,687	$193,296	$98,224

See accompanying notes.

8

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies

Organization

Transamerica Life Insurance Company (the Company) is a stock life insurance company and is a wholly-owned subsidiary of Transamerica Holding Company, LLC (Transamerica Holding) which, in turn, is a wholly-owned subsidiary of AEGON USA, Inc. (AEGON). AEGON is an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company sells individual non-participating whole life, endowment and term contracts, as well as a broad line of single fixed and flexible premium annuity products and guaranteed interest contracts and funding agreements. In addition, the Company offers group life, universal life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia and Guam. Sales of the Company’s products are primarily through the Company’s agents and financial institutions.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

9

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or market value based on their rating by the National Association of Insurance Commissioners (NAIC) for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of capital and surplus for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Prior to April 1, 2001 under GAAP, changes in prepayment assumptions were accounted for in the same manner. Effective April 1, 2001 for GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the fair value. If high credit quality securities are adjusted, the retrospective method is used.

10

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of capital and surplus rather than to income as required for fair value hedges.

Derivative instruments are also used in replication transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value with changes in fair value reported in income.

Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus (deficit) rather than to income as would be required under GAAP.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

11

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Nonadmitted Assets: Certain assets designated as “nonadmitted” are excluded from the accompanying balance sheets and are charged directly to unassigned surplus (deficit). Under GAAP, such assets are included in the balance sheet.

12

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Universal Life and Annuity Policies: Subsequent to January 1, 2001, revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits expense. Interest on these policies are reflected in other benefits. Prior to January 1, 2001, all revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Under GAAP, for all annuity policies, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: A liability for reinsurance balances would be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Deferred Income Taxes: Effective January 1, 2001, deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the

13

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are nonadmitted. Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

Statements of Cash Flow: Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

The effects of these variances have not been determined by the Company, but are presumed to be material.

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accretion of discounts. Amortization is computed using methods which result in a level yield over the expected life of the investment. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks of unaffiliated companies and affiliated mutual funds are carried at market value and the related unrealized capital gains or losses are reported in unassigned surplus. Stocks of affiliated companies are carried at equity in the underlying

14

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

net assets. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and limited partnerships and are recorded at equity in underlying net assets. Other “admitted assets” are valued principally at cost.

Net realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The AVR is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the IMR, the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

The carrying values of all investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in market value that is other than temporary, the carrying value of the investment is reduced to its estimated realizable value, or fair value, and a specific writedown is taken. Such reductions in carrying value are recognized as realized losses on investments.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 2002 and 2001, the Company excluded investment income due and accrued of $34,280 and $16,146, respectively, with respect to such practices.

15

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Generally, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. These swaps meet hedge accounting rules and are not marked to their current market value in the financial statements. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in the IMR or AVR if the underlying instrument receives that treatment.

The Company issues a product that provides the customer a return based on the Standard & Poors (S&P) 500 Index. The Company uses swaps that allow for an exchange of the increase in the S&P 500 Index over the life of the contract for payments based upon LIBOR rates. The Company has designated this swap as a hedge and, as such, the change in the value of the contract is recorded consistent with the related liability. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses are included in income in the period they are incurred.

The Company also utilizes credit default swaps in replication transactions. A replication transaction is a derivative transaction entered into in conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment. The Company replicates investment grade corporate bonds by combining a AAA rated security as a cash component with a credit default swap. A premium is received by the Company on a periodic basis and recognized in investment income. In the event that the representative issuer defaults on its obligation referenced in the credit default swap contract, a payment equal to the notional amount of the contract will be made by the Company and recognized as a capital loss.

The Company has entered into interest rate cap agreements to hedge the exposure of changing interest rates. The cash flows from the interest rate caps will help offset losses that might occur from changes in interest rates. The cost of such agreement is included in interest expense ratably during the life of the agreement. Income received as a result of the cap agreement will be recognized in investment income as earned. The unamortized cost of the agreement is included in other invested assets.

16

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Aggregate Policy Reserves

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, and 1980 Commissioners’ Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 3.50 to 8.75 percent and mortality rates, where appropriate, from a variety of tables.

17

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in Statement of Statutory Accounting Principles (SSAP) No. 50, Classifications and Definitions of Insurance or Managed Care Contracts in Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioners’ Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus (deficit) and will be amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements, and other annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease to the liability balance, and are not reflected as premiums, benefits, or changes in reserve in the statement of operations.

18

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Separate Accounts

Assets held in trust for purchases of variable annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.

Premiums and Annuity Considerations

Subsequent to January 1, 2001, revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. These revenues are recognized when due. Premiums received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Prior to January 1, 2001, all life, annuity, accident and health premiums are recognized as revenue when due.

Stock Option Plan

AEGON N.V. sponsors a stock option plan that includes eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to unassigned surplus (deficit).

Reclassifications

Certain reclassifications have been made to the 2001 and 2000 financial statements to conform to the 2002 presentation.

19

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

2. Accounting Changes

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Iowa. Effective January 1, 2001, the State of Iowa required that insurance companies domiciled in the State of Iowa prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual subject to any deviations prescribed or permitted by the State of Iowa insurance commissioner.

Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures Manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus (deficit) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change of accounting principle, as an adjustment that increased capital and surplus, of $23,045 as of January 1, 2001. This amount included the establishment of deferred income tax assets of $19,124 and the release of mortgage loan prepayment fees from the IMR of $11,151, offset by the release of mortgage loan origination fees of $3,100, bond writedowns of $3,490, and the establishment of a vacation accrual of $640.

On December 31, 2002, the Company adopted the provisions of Actuarial Guideline 39 (“Guideline 39”). The purpose of Guideline 39 is to interpret the standards for the valuation of reserves for guaranteed living benefits included in variable deferred and immediate annuity contracts. The Company had previously provided reserves for such guarantees based on the accumulation of the amount charged to policyholders for these benefits. The cumulative effect of adopting Guideline 39 on December 31, 2002, was to increase reserves by $65,363, which was charged directly to unassigned surplus (deficit) as a change in accounting principle.

20

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

2. Accounting Changes (continued)

Effective January 1, 2003, the Company will adopt the provisions of Statutory Statement of Accounting Principles (SSAP) No. 86, Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions. SSAP No. 86 supercedes SSAP No. 31, Derivative Instruments, and is effective for derivative transactions entered into or modified on or after January 1, 2003. SSAP No. 31 continues to apply to derivative transactions in place prior to January 1, 2003, however the Company can elect to apply SSAP No. 86 to these transactions as well. The Company has elected to adopt SSAP No. 86 for all existing and future derivative transactions. SSAP No. 86 adopts the general framework of Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivatives and Hedging Activities, which addresses the accounting for derivatives in accordance with accounting principles generally accepted in the United States. SSAP No. 86 differs from SFAS No. 133 in that it allows the derivative instrument be carried consistent with the hedged item rather than at fair value. SSAP No. 86 also does not require the separate accounting for embedded derivatives as required by SFAS No. 133. The Company believes that the adoption of this statement will not have a material impact on the Company’s financial condition or results of operations in future periods.

3. Capital Structure

During 2001, the Company exchanged 42,500 shares of its common stock with 42,500 shares of preferred stock. The par value of the preferred stock is $10 per share and the liquidation value is equal to $1,364.70 per share. This per share liquidation value shall be adjusted proportionally to reflect any resulting increase or decrease in the number of outstanding shares of preferred stock. Holders of the preferred shares shall be entitled to receive dividends equal to the amount of income generated from a segregated pool of assets, including cash, cash equivalents, mortgages and debt securities and these dividends are cumulative in nature. Holders of the shares of preferred stock have no right to cause mandatory or optional redemption of the shares. At December 31, 2002, cumulative unpaid dividends relating to the preferred shares were $5,942.

At December 31, 2002, the Company accrued $200,000 for a capital contribution receivable from its parent. This capital contribution has been carried as an admitted asset based on approval from the Insurance Division, Department of Commerce, of the State of Iowa and receipt of the capital contribution prior to the filing of the annual statement, in accordance with SSAP No. 72.

21

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

3. Capital Structure (continued)

During 2002, the Company received $575,000 from Transamerica Holding in exchange for surplus notes. These notes are due 20 years from the date of issuance and are subordinate and junior in right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, the holders of the issued and outstanding preferred stock shall be entitled to priority only with respect to accumulated but unpaid dividends before the holder of the surplus notes and full payment of the surplus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company. Additional information related to the surplus notes at December 31, 2002 is as follows:

Date Issued	Interest Rate	Original Amount of Notes	Balance Out-standing at End of Year	Interest Paid Current Year	Total Interest Paid	Accrued Interest
September 30, 2002	6.0%	$275,000	$275,000	$—	$—	$4,125
December 30, 2002	6.0	300,000	300,000	—	—	50

Total		$575,000	$575,000	$—	$—	$4,175

4. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate their fair values.

22

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

4. Fair Values of Financial Instruments (continued)

Investment securities: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities, including affiliated mutual funds, are based on quoted market prices.

Mortgage loans on real estate and policy loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying amount.

Interest rate caps and swaps: Estimated fair value of interest rate caps are based upon the latest quoted market price. Estimated fair value of swaps, including interest rate and currency swaps, are based upon the pricing differential for similar swap agreements. The related carrying value of these items is included with other invested assets.

Separate Account Assets: The fair value of separate account assets are based on quoted market prices.

Investment contracts: Fair values for the Company’s liabilities under investment-type insurance contracts, which include guaranteed interest contracts and funding agreements, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Net short-term receivable from affiliates: The fair values for short-term notes receivable from affiliates are assumed to equal their carrying amount.

Separate account annuity liabilities: Separate account annuity liabilities approximate the market value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

23

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

4. Fair Values of Financial Instruments (continued)

Fair values for the Company’s insurance contracts other than investment contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2002		2001
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash and short-term investments	$614,687	$614,687	$193,296	$193,296
Bonds	18,782,977	19,176,826	12,891,333	12,936,983
Preferred stocks, other than affiliates	94,353	92,279	51,786	49,549
Common stocks, other than affiliates	103,197	103,197	93,367	93,367
Mutual funds sponsored by affiliated entities	3,882	3,882	3,947	3,947
Mortgage loans on real estate	2,661,200	2,895,363	2,063,388	2,117,378
Policy loans	59,664	59,664	59,034	59,034
Net short-term notes receivable from affiliates	183,000	183,000	140,000	140,000
Interest rate caps	72	9	1,406	3
Swaps	(89,890)	(126,004)	(29,268)	(140,307)
Separate account assets	7,784,759	7,784,759	5,304,781	5,304,781

Liabilities
Investment contract liabilities	18,846,796	18,894,175	12,176,072	12,109,052
Separate account annuity liabilities	6,253,739	6,248,530	4,172,376	4,102,548

24

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments

The carrying amounts and estimated fair values of investments in bonds and preferred stocks were as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2002
Bonds:
United States Government and agencies	$943,736	$11,094	$3,766	$951,064
State, municipal, and other government	472,741	42,834	18,952	496,623
Public utilities	1,005,793	56,296	50,462	1,011,627
Industrial and miscellaneous	8,534,474	472,777	114,699	8,892,552
Mortgage and other asset-backed securities	7,826,233	157,025	158,298	7,824,960

	18,782,977	740,026	346,177	19,176,826
Preferred stocks	94,353	249	2,323	92,279
Affiliated preferred stocks	991	—	—	991

	$18,878,321	$740,275	$348,500	$19,270,096

December 31, 2001
Bonds:
United States Government and agencies	$116,098	$1,806	$889	$117,015
State, municipal, and other government	245,626	13,251	16,610	242,267
Public utilities	922,762	20,165	12,901	930,026
Industrial and miscellaneous	5,598,744	123,985	94,570	5,628,159
Mortgage and other asset-backed securities	6,008,103	61,403	49,990	6,019,516

	12,891,333	220,610	174,960	12,936,983
Preferred stocks	51,786	254	2,491	49,549
Affiliated preferred stocks	761	—	—	761

	$12,943,880	$220,864	$177,451	$12,987,293

25

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

The carrying amounts and estimated fair values of bonds at December 31, 2002, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$201,013	$203,750
Due after one year through five years	3,745,339	3,857,772
Due after five years through ten years	4,613,891	4,857,979
Due after ten years	2,396,501	2,432,365

	10,956,744	11,351,866
Mortgage and other asset-backed securities	7,826,233	7,824,960

	$18,782,977	$19,176,826

A detail of net investment income is presented below:

	Year Ended December 31
	2002	2001	2000
Interest on bonds and preferred stock	$956,905	$684,756	$421,931
Dividends on equity investments	2,065	1,362	644
Interest on mortgage loans	161,211	147,811	111,356
Rental income on real estate	8,253	8,289	8,070
Interest on policy loans	3,945	4,269	4,248
Other investment income	12,230	16,058	4,549

Gross investment income	1,144,609	862,545	550,798

Less investment expenses	53,032	36,592	23,485

Net investment income	$1,091,577	$825,953	$527,313

26

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

Proceeds from sales and maturities of bonds and preferred stocks and related gross realized gains and losses were as follows:

	Year Ended December 31
	2002	2001	2000
Proceeds	20,462,679	$7,556,980	$4,817,508

Gross realized gains	$152,259	$82,314	$24,440
Gross realized losses	(250,673)	(123,094)	(55,422)

Net realized losses	$(98,414)	$(40,780)	$(30,982)

Gross realized losses for the years ended December 31, 2002 and 2001 include $103,424 and $86,275, respectively, which relates to losses recognized on other than temporary declines in market value of debt securities.

At December 31, 2002, investments with an aggregate carrying value of $57,201 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

Realized investment gains (losses) and changes in unrealized gains/losses on investments are summarized below:

	Realized
	Year Ended December 31
	2002	2001	2000
Bonds and preferred stocks	$(98,414)	$(40,780)	$(30,982)
Equity securities	3,695	6,266	5,551
Mortgage loans on real estate	374	—	2,659
Real estate	(3,193)	399	220
Short-term investments	—	661	9
Other invested assets	(47,253)	(40,788)	(7,690)

	(144,791)	(74,242)	(30,233)

Tax effect	8,725	(8,658)	5,199
Transfer from (to) interest maintenance reserve	33,547	(24,376)	15,560

Net realized losses	$(102,519)	$(107,276)	$(9,474)

27

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

	Change in Unrealized
	Year Ended December 31
	2002	2001	2000
Bonds	$27,211	$15,112	$(20,789)
Preferred stocks	(3,606)	3,437	4,462
Common stocks	(3,598)	(7,270)	(249)
Affiliated entities	(129)	(15,246)	(3,506)
Mortgage loans on real estate	452	(834)	296
Other invested assets	(28,463)	712	183
Real estate	298	—	(181)
Derivative instruments	(60,647)	(6,611)	—

Change in unrealized gains/losses	$(68,482)	$(10,700)	$(19,784)

Gross unrealized gains and gross unrealized losses on unaffiliated common stocks are as follows:

	December 31
	2002	2001
Unrealized gains	$1,703	$4,025
Unrealized losses	(2,976)	(1,700)

Net unrealized gains (losses)	$(1,273)	$2,325

During 2002, the Company issued mortgage loans with interest rates ranging from 3.65% to 7.77%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 84%. Mortgage loans with a carrying value of $31,999 were non-income producing for the previous 180 days. Accrued interest of $2,531 related to these mortgage loans was excluded from investment income at December 31, 2002. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

28

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

At December 31, 2002 and 2001, the Company held a mortgage loan loss reserve in the asset valuation reserve of $18,989 and $18,991, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution				Property-Type Distribution
	December 31			December 31
	2002	2001		2002	2001
South Atlantic	27%	30%	Office	42%	42%
Pacific	24	28	Industrial	19	18
E. North Central	14	14	Apartment	18	16
Mountain	11	8	Retail	16	19
Middle Atlantic	10	9	Other	5	5
W. North Central	6	3
W. South Central	4	4
New England	3	3
E. South Central	1	1

The Company utilizes a variety of off-balance sheet financial instruments as part of its efforts to hedge and manage fluctuations in the market value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. These instruments include interest rate swaps and caps. All involve elements of credit and market risks in excess of the amounts recognized in the accompanying financial statements at a given point in time. The contract or notional amounts of those instruments reflect the extent of involvement in the various types of financial instruments.

The Company enters into various interest-rate swap agreements in the normal course of business primarily as a means of managing its interest rate exposure. Interest rate swap agreements generally involve the periodic exchange of fixed rate interest and floating rate interest payments by applying a specified market index to the underlying contract or notional amount, without exchanging the underlying notional amounts. Interest rate swap agreements are intended primarily for asset and liability management. The differential to be paid or received on those interest rate swap agreements that are designated as hedges of financial assets is recorded on an accrual basis as a component of net investment income. The differential to be paid or received on those interest rate swap agreements that are designated as hedges of financial liabilities is recorded as interest income. While

29

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

the Company is not exposed to credit risk with respect to the notional amounts of the interest rate swap agreements, the Company is subject to credit risk from potential nonperformance of counterparties throughout the contract periods. The amounts potentially subject to such credit risk are much smaller than the notional amounts. The Company controls this credit risk by entering into transactions with only a selected number of high quality institutions, establishing credit limits and maintaining collateral when appropriate. Generally, the Company is subject to basis risk when an interest rate swap agreement is funded.

Interest rate basis swaps are used in the overall asset/liability management process to modify the interest rate characteristics of the underlying liability to mitigate the basis risk of assets and liabilities resetting on different indices. These interest rate swaps generally provide for the exchange of the difference between a floating rate on one index to a floating rate of another, based upon an underlying notional amount. Generally, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. These swaps meet hedge accounting rules and are not marked to their current market value in the financial statements. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in the IMR or AVR if the underlying instrument receives that treatment.

The Company may invest in capped floating rate commercial mortgage loans and use interest rate caps to convert the commercial mortgage loan into a pure floating rate asset in order to meet its overall asset/liability strategy. Each mortgage loan is hedged individually and the relevant terms of the asset and derivative must be the same. These caps require a premium to be paid at the onset of the contract and the Company benefits from the receipt of payments should rates rise above the strike rate. These derivatives meet hedge accounting rules and are carried at amortized cost in the financial statements. A gain or loss upon early termination would be reflected in the IMR similar to the underlying instrument.

The Company may issue foreign denominated assets or liabilities. Cross currency swaps are utilized to convert the asset or liability to a U.S. dollar denominated security. A cash payment is often exchanged at the outset of the swap contract that represents the present value of cash flows of the instrument. This may result because the derivative is being purchased between coupon periods or the rates in the swap are not at market. A single net payment is exchanged each due date as well as at the end of the contract. Each asset or liability is hedged individually and terms of the swap must substantially meet the terms of the underlying instrument. These swaps meet hedge accounting rules and are carried at

30

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

book value. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in the IMR or AVR if the underlying instrument receives that treatment.

The Company also utilizes credit default swaps in replication transactions. At December 31, 2002, the Company had replicated assets with a fair value of $221,709 and credit default swaps with a fair value of $(4,161). At December 31, 2001, the Company did not have any outstanding replication transactions. During the year ended December 31, 2002, 2001, and 2000, the Company recognized capital losses in the amount of $ -0-, $20,125 and $ -0- related to replication transactions.

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. The Company’s exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. This exposure includes settlement risk (risk that the counterparty defaults after the Company has delivered funds or securities under the terms of the contract) which results in an accounting loss and replacement cost risk (cost to replace the contract at current market rates should the counterparty default prior to the settlement date). There is no off-balance sheet exposure to credit risk that would result in an immediate accounting loss (settlement risk) associated with counterparty nonperformance on interest rate swap agreements. Interest rate swap agreements are subject to replacement cost risk, which equals the cost to replace those contracts in a net gain position should a counterparty default. These instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. At December 31, 2002, the aggregate credit exposure for these instruments was $170,472.

At December 31, 2002 and 2001, the Company’s outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2002	2001
Derivative securities:
Interest rate and currency swaps:
Receive fixed – pay floating	$3,907,327	$2,235,687
Receive floating – pay fixed	3,770,710	2,283,912
Receive floating (uncapped) – pay floating (capped)	3,262,219	1,808,116
Receive floating (LIBOR) – pay floating (S&P)	45,000	45,000
Interest rate cap agreements	33,904	541,172

31

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

6. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Reinsurance assumption and cession treaties are transacted primarily with affiliates. Premiums earned reflect the following reinsurance assumed and ceded amounts:

	Year Ended December 31
	2002	2001	2000
Direct premiums	$9,070,709	$4,855,609	$3,205,023
Reinsurance assumed	249,010	261,194	1,177,833
Reinsurance ceded	(351,476)	(292,628)	(124,905)

Net premiums earned	$8,968,243	$4,824,175	$4,257,951

The Company received reinsurance recoveries in the amount of $122,531, $135,889, and $123,039 during 2002, 2001, and 2000, respectively. At December 31, 2002 and 2001, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $4,238 and $5,419, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2002 and 2001 of $1,468,069 and $1,447,904, respectively.

At December 31, 2002, amounts recoverable from unauthorized reinsurers of $4,315 (2001 – $5,747) and reserve credits for reinsurance ceded of $142,819 (2001 – $115,987) were associated with a single reinsurer and its affiliates. The Company holds collateral under these reinsurance agreements in the form of trust agreements totaling $51,333 at December 31, 2002, that can be drawn on for amounts that remain unpaid for more than 120 days.

32

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

6. Reinsurance (continued)

During 2001, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd., an affiliate of the Company. Under the terms of this transaction, the Company ceded the obligation of future guaranteed minimum death benefits included in certain of its variable annuity contracts. The difference between the initial premiums ceded of $13,402 and the reserve credit taken of $64,235 was credited directly to unassigned surplus on a net of tax basis. During 2002, $3,304 of the initial gain was amortized into earnings, with a corresponding charge to unassigned surplus. The Company holds collateral in the form of letters of credit of $80,000.

Additionally, in 2001, the Company entered into a reinsurance transaction with an unaffiliated company to cede certain annuity benefits on an inforce group of contracts. The gain from this transaction of $4,249 was credited directly to unassigned surplus. During 2002, $816 of the initial gain was amortized into earnings, with a corresponding charge to unassigned surplus.

7. Income Taxes

The main components of net deferred income taxes:

	December 31
	2002	2001
Deferred income tax assets:
Guaranty funds	$5,445	$6,362
Non-admitted assets	6,401	1,711
Loss carryforwards	23,244	—
Deferred acquisition costs	136,324	105,210
Reserves	69,185	32,767
Unrealized capital losses	78,471	61,483
Other	7,196	7,609

Total deferred income tax assets	326,266	215,142

Deferred income tax assets – nonadmitted	181,489	149,413

Deferred income tax liabilities:
Partnerships	721	1,335
Real estate	1,217	1,222
Unrealized capital gains	29,544	29,184
Other	1,835	27

Total deferred income tax liabilities	$33,317	$31,768

33

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

7. Income Taxes (continued)

The change in net deferred income tax assets and deferred income tax assets – nonadmitted are as follows:

	Year Ended December 31
	2002	2001
Change in net deferred income tax asset	$109,574	$64,840

Change in deferred income tax assets - nonadmitted	32,076	50,003

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense and net realized capital gains/losses on investments for the following reasons:

	Year ended December 31
	2002	2001	2000
Income tax computed at federal statutory rate (35%)	$265	$6,515	$39,049
Deferred acquisition costs – tax basis	30,953	22,560	24,629
Depreciation	(148)	104	(207)
Dividends received deduction	(2,413)	(2,228)	(1,802)
IMR amortization	(506)	(1,226)	(1,353)
Investment income items	(4,934)	(4,937)	(3,866)
Low income housing credits	(6,051)	(5,725)	(4,328)
Prior year under (over) accrual	740	(918)	(3,947)
Reinsurance transactions	(1,442)	13,051	—
Tax reserve adjustment	4,675	2,705	2,569
Other	(1,750)	(1,752)	507

Federal income tax expense	$19,389	$28,149	$51,251

34

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

7. Income Taxes (continued)

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its parent and other affiliated companies. Under the terms of a tax sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined in the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies’ alternative minimum taxable income.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and the statute is closed through 1995. The examination fieldwork for 1996 through 1997 has been completed and a protest of findings has been filed with the Appeals Office of the Internal Revenue Service. An examination is underway for 1998 through 2000.

Capital loss carryforwards of $64,412 originated during 2002 and will expire in 2007 if unused.

Prior to 1984, as provided for under the Life insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the “policyholders’ surplus account” (PSA). No federal income taxes have been provided for in the financial statements for income deferred in the PSA ($20,387 at December 31, 2002). To the extent that dividends are paid from the amount accumulated in the PSA, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the PSA account become taxable, the tax thereon computed at the current rates would amount to approximately $7,135.

35

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relate to liabilities established on a variety of the Company’s annuity and deposit-type products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, are summarized as follows:

	December 31
	2002		2001
	Amount	Percent of Total	Amount	Percent of Total
Subject to discretionary withdrawal with market value adjustment	$1,684,200	6%	$567,505	3%
Subject to discretionary withdrawal at book value less surrender charge	7,425,333	28	4,359,812	25
Subject to discretionary withdrawal at market value	5,926,569	22	3,869,101	22
Subject to discretionary withdrawal at book value (minimal or no charges or adjustments)	4,281,342	16	3,845,030	22
Not subject to discretionary withdrawal provision	7,278,306	28	5,061,818	28

	26,595,750	100%	17,703,266	100%

Less reinsurance ceded	1,378,208		1,411,628

Total policy reserves on annuities and deposit-type liabilities	$25,217,542		$16,291,638

Included in the liability for deposit-type contracts at December 31, 2002 and 2001 are approximately $5,141,000 and $3,405,000, respectively, of funding agreements issued to special purpose entities in conjunction with non-recourse medium-term note programs. Under these programs, the proceeds from each note series issuance is used to purchase a funding agreement from an affiliated Company which secures that particular series of notes. The funding agreement is reinsured to the Company. In general, the payment terms of the note series match the payment terms of the funding agreement that secures that series. Claims for principal and interest for these funding agreements are afforded equal priority as other policyholders. At December 31, 2002, the contractual maturities were 2003 - $770,000; 2004 - $150,000; 2005 - $780,000; 2006 $1,140,000; 2007 - $1,370,000 and thereafter - $931,000.

36

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

Separate account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2002, 2001, and 2000 is as follows:

	Guaranteed Separate Account	Nonguaranteed Separate Account	Total
Premiums, deposits, and other considerations for the year ended December 31, 2002	$175,000	$2,958,899	$3,133,899

Reserves for separate accounts with assets at:
Fair value	$—	$6,953,417	$6,953,417
Amortized cost	369,996	—	369,996

Total	$369,996	$6,953,417	$7,323,413

Premiums, deposits, and other considerations for the year ended December 31, 2001	$59,498	$1,221,739	$1,281,237

Reserves for separate accounts with assets at:
Fair value	$—	$4,574,436	$4,574,436
Amortized cost	175,950	—	175,950

Total	$175,950	$4,574,436	$4,750,386

Premiums, deposits, and other considerations for the year ended December 31, 2000	$100,000	$743,550	$843,550

Reserves for separate accounts with assets at:
Fair value	$—	$4,273,977	$4,273,977
Amortized cost	106,754	—	106,754

Total	$106,754	$4,273,977	$4,380,731

37

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31
	2002	2001	2000
Transfers as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$3,133,334	$1,281,237	$843,530
Transfers from separate accounts	402,618	(456,777)	(325,645)

Net transfers to separate accounts	3,535,952	824,460	517,885
Miscellaneous reconciling adjustments	4,566	(838)	(2,560)

Transfers as reported in the summary of operations of the life, accident and health annual statement	$3,540,518	$823,622	$515,325

At December 31, 2002, the Company had separate account annuities with guaranteed living benefits as follows:

Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
Guaranteed minimum income benefit	$4,684,220	$79,728	$—
Guaranteed premium accumulation fund	21,052	2,892	—

Reserves on the Company’s traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2002 and 2001, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading, are as follows:

38

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

	Gross	Loading	Net
December 31, 2002
Life and annuity:
Ordinary direct first year business	$3,909	$2,741	$1,168
Ordinary direct renewal business	18,510	5,270	13,240
Group life direct business	216	105	111

Total life and annuity	22,635	8,116	14,519
Accident and health:
Direct	101	—	101

Total accident and health	101	—	101

	$22,736	$8,116	$14,620

December 31, 2001
Life and annuity:
Ordinary direct first year business	$2,646	$1,788	$858
Ordinary direct renewal business	18,679	5,914	12,765
Group life direct business	245	116	129

Total life and annuity	21,570	7,818	13,752
Accident and health:
Direct	108	—	108

Total accident and health	108	—	108

	$21,678	$7,818	$13,860

At December 31, 2002 and 2001, the Company had insurance in force aggregating $121,707 and $65,715, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $3,813 and $2,139 to cover these deficiencies at December 31, 2002 and 2001, respectively.

During 2002, the Company converted to a new reserve valuation system for fixed deferred annuities and variable annuities. The new valuation system, which provides for more precise calculations, caused general account reserves to increase by $18,990 and separate account reserves to increase by $914. The amounts relating to the general account were credited directly to unassigned surplus. The amounts related to the separate accounts are included in the change in surplus in separate accounts in the 2002 Statement of Changes in Capital and Surplus.

39

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

9. Dividend Restrictions

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its parent company. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory capital and surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2003, without the prior approval of insurance regulatory authorities, is $150,679.

The Company paid dividends to its parent of $3,000 in 2001.

Life/health insurance companies are subject to certain Risk-Based Capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2002, the Company meets the RBC requirements.

10. Retirement and Compensation Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on expense in accordance with Statement of Financial Accounting Standards No. 87 as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. Pension expense aggregated $784, $665, and $457 for the years ended December 31, 2002, 2001, and 2000, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company’s employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the

40

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

10. Retirement and Compensation Plans (continued)

plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $353, $314, and $310 for the years ended December 31, 2002, 2001, and 2000, respectively.

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2002, 2001, and 2000 was negligible. AEGON also sponsors an employee stock option plan for individuals employed at least three years and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $95, $94, and $41 for the years ended December 31, 2002, 2001, and 2000, respectively.

11. Related Party Transactions

The Company shares certain offices, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 2002, 2001, and 2000, the Company paid $57,691, $33,505, and $21,115, respectively, for these services, which approximates their costs to the affiliates.

41

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

11. Related Party Transactions (continued)

Payables to affiliates bear interest at the thirty-day commercial paper rate. During 2002, 2001, and 2000, the Company paid net interest of $2,292, $1,966, and $1,234, respectively, to affiliates.

During 2002 and 2001, the Company received capital contributions of $200,000 and $280,000, respectively, in cash from its parent. Also during 2002, the Company has accrued capital contributions of $200,000. In addition, in 2002, the Company received a surplus note of $575,000.

At December 31, 2002, the Company has net short-term notes receivable from an affiliate of $183,000. At December 31, 2001, the Company had net short-term notes receivable of $140,000. Interest on these notes accrues based on the 30-day commercial paper rate at the time of issuance.

During 1998, the Company issued life insurance policies to certain affiliated companies, covering the lives of certain employees of those affiliates. Aggregate reserves for policies and contracts related to these policies are $218,024 and $209,491 at December 31, 2002 and 2001, respectively.

12. Commitments and Contingencies

The Company has issued Trust (synthetic) GIC contracts to defined benefit plan sponsors totaling $1,180,932 and $607,317 at December 31, 2002 and 2001, respectively, pursuant to terms under which the plan sponsor retains ownership of the assets related to these contracts. The Company guarantees to provide benefit responsiveness in the event that plan benefit requests and other contractual commitments exceed plan cash flows. The plan sponsor agrees to reimburse the Company for such benefit payments with interest, either at a fixed or floating rate, from future plan and asset cash flows. In return for this guarantee, the Company receives a premium which varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow matching. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material effect on reported financial results. The assets relating to such contracts are not recognized in the Company’s statutory-basis financial statements. A contract reserve has been established for the possibility of unexpected benefit payments at below market interest rates.

42

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

12. Commitments and Contingencies (continued)

The Company may pledge assets as collateral for transactions involving funding agreements and reverse repurchase agreements. At December 31, 2002, the Company has pledged invested assets with a carrying value and market value of $1,251,633 and $1,249,984, respectively, in conjunction with these transactions.

The Company may lend securities to approved broker and other parties to earn additional income. The Company receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of loaned securities is determined at the close of business and any additional required collateral is delivered to the Company on the next business day. Although risk is mitigated by collateral, the account could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. At December 31, 2002 and 2001, the value of securities loaned amounted to $1,319,849 and $496,277, respectively.

The Company has contingent commitments for $151,470 at December 31, 2002 for joint ventures, partnerships, and limited liability companies.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $15,557 and $18,200 and an offsetting premium tax benefit of $7,236 and $7,316 at December 31, 2002 and 2001, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (benefit) was $(2,425), $(1,943), and $1,134 for the years ended December 31, 2002, 2001, and 2000, respectively.

43

Statutory-Basis Financial

Statement Schedules

Transamerica Life Insurance Company

(Formerly PFL Life Insurance Company)

Summary of Investments—Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2002

SCHEDULE I

Type of Investment	Cost(1)	Market Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States Government and government agencies and authorities	$964,033	$972,180	$964,033
States, municipalities and political subdivisions	1,263,086	1,282,169	1,263,086
Foreign governments	434,322	463,003	434,322
Public utilities	1,005,793	1,011,627	1,005,793
All other corporate bonds	15,111,509	15,443,155	15,111,509
Redeemable preferred stocks	94,353	92,279	94,353

Total fixed maturities	18,873,096	19,264,413	18,873,096

Equity securities
Common stocks:
Banks, trust and insurance	45,000	45,000	45,000
Industrial, miscellaneous and all other	59,470	58,197	58,197

Total equity securities	104,470	103,197	103,197

Mortgage loans on real estate	2,661,200		2,661,200
Real estate	46,553		46,553
Policy loans	59,664		59,664
Other long-term investments	517,285		517,285
Cash and short-term investments	614,687		614,687

Total investments	$22,876,955		$22,875,682

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

45

Transamerica Life Insurance Company

(Formerly PFL Life Insurance Company)

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*	Premiums Written
Year ended December 31, 2002
Individual life	$2,436,834	$—	$17,216	$516,751	$150,633	$309,835	$359,370
Individual health	310,926	10,881	12,570	98,628	17,831	103,672	30,235	$98,530
Group life and health	139,299	6,481	17,384	47,955	9,497	58,103	19,544	73,575
Annuity	11,786,084	—	—	8,304,909	913,616	5,679,462	3,793,852

	$14,673,143	$17,362	$47,170	$8,968,243	$1,091,577	$6,151,072	$4,203,001

Year ended December 31, 2001
Individual life	$2,249,755	$—	$13,452	$553,951	$146,877	$211,100	$658,786
Individual health	241,856	10,971	11,019	97,541	21,406	90,991	40,757	$97,144
Group life and health	125,564	7,387	17,292	53,778	12,054	61,171	24,416	52,600
Annuity	7,402,612	—	—	4,118,905	645,616	4,265,462	502,936

	$10,019,787	$18,358	$41,763	$4,824,175	$825,953	$4,628,724	$1,226,895

Year ended December 31, 2000
Individual life	$2,107,973	$—	$9,993	$881,370	$132,477	$649,924	$476,394
Individual health	179,488	10,825	11,585	88,222	14,132	71,399	39,427	$88,000
Group life and health	109,570	7,014	20,816	64,955	11,008	45,383	33,422	63,474
Annuity	4,577,664	—	—	3,223,404	369,696	3,203,819	247,182

	$6,974,695	$17,839	$42,394	$4,257,951	$527,313	$3,970,525	$796,425

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

46

Transamerica Life Insurance Company

(Formerly PFL Life Insurance Company)

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2002
Life insurance in force	$13,710,176	$2,010,948	$99,989	$11,799,217	1%

Premiums:
Individual life	$567,557	$54,771	$3,965	$516,751	1%
Individual health	98,530	1,054	1,152	98,628	1%
Group life and health	73,575	50,977	25,357	47,955	53%
Annuity	8,331,047	244,674	218,536	8,304,909	3%

	$9,070,709	$351,476	$249,010	$8,968,243	3%

Year ended December 31, 2001
Life insurance in force	$12,213,483	$1,679,015	$100,311	$10,634,779	1%

Premiums:
Individual life	$547,754	$(2,497)	$3,700	$553,951	1%
Individual health	98,925	2,167	783	97,541	1
Group life and health	127,085	85,018	11,711	53,778	22
Annuity	4,081,845	207,940	245,000	4,118,905	6

	$4,855,609	$292,628	$261,194	$4,824,175	5%

Year ended December 31, 2000
Life insurance in force	$9,477,758	$1,088,937	$70,808	$8,459,629	1%

Premiums:
Individual life	$882,584	$4,575	$3,361	$881,370	1%
Individual health	92,426	4,204	—	88,222	—
Group life and health	173,505	108,550	—	64,955	—
Annuity	2,056,508	7,576	1,174,472	3,223,404	36

	$3,205,023	$124,905	$1,177,833	$4,257,951	28%

47

FINANCIAL STATEMENTS

Separate Account VA K—

Retirement Income Builder III Variable Annuity

Period From May 1, 2002 (Commencement of Operations)

Through December 31, 2002

Separate Account VA K—

Retirement Income Builder III Variable Annuity

Financial Statements

Period From May 1, 2002 (Commencement of Operations)

Through December 31, 2002

Report of Independent Auditors

The Board of Directors and Contract Owners

of the Retirement Income Builder III Variable Annuity,

Transamerica Life Insurance Company

We have audited the accompanying statements of assets and liabilities of certain subaccounts of Retirement Income Builder III Variable Annuity (comprised of the Aggressive Asset Allocation, Conservative Asset Allocation, Moderate Asset Allocation, Moderately Aggressive Asset Allocation, AEGON Bond, Capital Guardian Global, Capital Guardian U.S. Equity, Capital Guardian Value, Dreyfus Mid Cap, Dreyfus Small Cap Value, Federated Growth & Income, Janus Growth (A/T), Jennison Growth, MFS High Yield, PIMCO Total Return, Third Avenue Value, T. Rowe Price Equity Income, T. Rowe Price Small Cap, Transamerica Equity, Transamerica Money Market, Van Kampen Emerging Growth, AIM V.I. Capital Appreciation, AIM V.I. Core Equity, AIM V.I. Premier Equity, Alliance Premier Growth, Alliance Technology, Franklin Small Cap, Mutual Shares Securities, Templeton Foreign Securities, Janus Aspen—Worldwide Growth, MFS Emerging Growth, MFS Research, MFS Total Return, MFS Utilities, Nations High Yield Bond, Nations International Value, Nations Marsico Growth, Nations Marsico Focused Equities, Nations Marsico International Opportunities, Nations Marsico 21st Century, Nations MidCap Growth, Oppenheimer Capital Appreciation, Oppenheimer Main Street Growth & Income, Oppenheimer Strategic Bond, Putnam VT Growth and Income, Putnam VT Research, Fidelity—VIP Equity-Income, Fidelity—VIP Growth, Fidelity—VIP Growth Opportunities, and Fidelity—VIP Mid Cap subaccounts), which are available for investment by contract owners of the Retirement Income Builder III Variable Annuity, as of December 31, 2002, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2002, by correspondence with the mutual funds’ transfer agents. An audit includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Retirement Builder Variable Annuity Account, which are available for investment by contract owners of the Retirement Income Builder III Variable Annuity, at December 31, 2002, and the results of their operations and changes in their net assets for the periods indicated thereon in conformity with accounting principles generally accepted in the United States.

/s/    ERNST & YOUNG LLP

Des Moines, Iowa

January 31, 2003

Separate Account VA K—

Retirement Income Builder III Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Aggressive Asset Allocation Subaccount	Conservative Asset Allocation Subaccount	Moderate Asset Allocation Subaccount	Moderately Aggressive Asset Allocation Subaccount
Assets
Investment in securities:
Number of shares	95,848.104	284,702.703	1,058,483.620	855,861.104

Cost	$775,699	$2,578,174	$9,355,583	$7,301,023

Investments in mutual funds, at net asset value	$783,079	$2,587,948	$9,325,241	$7,291,937
Receivable for units sold	5	9	39	44

Total assets	783,084	2,587,957	9,325,280	7,291,981

Liabilities
Payable for units redeemed	—	—	—	—

	$783,084	$2,587,957	$9,325,280	$7,291,981

Net Assets:
Deferred annuity contracts terminable by owners	$783,084	$2,587,957	$9,325,280	$7,291,981

Total net assets	$783,084	$2,587,957	$9,325,280	$7,291,981

Accumulation units outstanding:
M&E—1.25%	193,842	1,103,479	4,749,102	2,625,838

M&E—1.40%	220,372	227,117	1,341,028	1,388,096

M&E—1.50%	489,408	1,257,237	3,723,739	3,184,041

M&E—1.75%	64,588	141,657	153,678	477,604

M&E—1.90%	4,274	28,341	239,947	48,409

M&E—2.00%	100	127,974	530,746	962,428

Accumulation unit value:
M&E—1.25%	$0.806199	$0.897884	$0.869359	$0.840747

M&E—1.40%	$0.805402	$0.896994	$0.868490	$0.839908

M&E—1.50%	$0.804872	$0.896399	$0.867926	$0.839352

M&E—1.75%	$0.803540	$0.894928	$0.866497	$0.837975

M&E—1.90%	$0.802746	$0.894049	$0.865641	$0.837140

M&E—2.00%	$0.802225	$0.893465	$0.865078	$0.836600

See accompanying notes.

3

Separate Account VA K—

Retirement Income Builder III Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	AEGON Bond Subaccount	Capital Guardian Global Subaccount	Capital Guardian U.S. Equity Subaccount	Capital Guardian Value Subaccount
Assets
Investment in securities:
Number of shares	277,021.461	12,309.465	52,689.523	65,654.614

Cost	$3,444,193	$103,895	$388,643	$859,284

Investments in mutual funds, at net asset value	$3,512,632	$104,507	$389,376	$863,358
Receivable for units sold	—	—	—	11

Total assets	3,512,632	104,507	389,376	863,369

Liabilities
Payable for units redeemed	20	1	2	—

	$3,512,612	$104,506	$389,374	$863,369

Net Assets:
Deferred annuity contracts terminable by owners	$3,512,612	$104,506	$389,374	$863,369

Total net assets	$3,512,612	$104,506	$389,374	$863,369

Accumulation units outstanding:
M&E—1.25%	1,127,136	56,784	78,055	168,572

M&E—1.40%	431,410	2,145	113,414	84,107

M&E—1.50%	1,207,125	12,659	83,154	353,171

M&E—1.75%	120,139	100	70,750	26,777

M&E—1.90%	139,996	2,111	100	10,046

M&E—2.00%	264,247	29,793	33,560	228,338

Accumulation unit value:
M&E—1.25%	$1.069175	$1.009908	$1.028381	$0.992595

M&E—1.40%	$1.068119	$1.009281	$1.027744	$0.991979

M&E—1.50%	$1.067415	$1.008862	$1.027322	$0.991573

M&E—1.75%	$1.065664	$1.007837	$1.026279	$0.990552

M&E—1.90%	$1.064610	$1.007215	$1.025642	$0.989949

M&E—2.00%	$1.063913	$1.006802	$1.025215	$0.989544

See accompanying notes.

4

Separate Account VA K—

Retirement Income Builder III Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Dreyfus Mid Cap Subaccount	Dreyfus Small Cap Value Subaccount	Federated Growth & Income Subaccount	Janus Growth (A/T) Subaccount	Jennison Growth Subaccount
Assets
Investment in securities:
Number of shares	97,141.616	34,791.490	120,934.903	9,482.512	3,084.086

Cost	$976,908	$302,644	$1,717,430	$310,642	$19,865

Investments in mutual funds, at net asset value	$956,845	$265,459	$1,735,416	$308,751	$17,579
Receivable for units sold	10	—	—	1	—

Total assets	956,855	265,459	1,735,416	308,752	17,579

Liabilities
Payable for units redeemed	—	2	17	—	2

	$956,855	$265,457	$1,735,399	$308,752	$17,577

Net Assets:
Deferred annuity contracts terminable by owners	$956,855	$265,457	$1,735,399	$308,752	$17,577

Total net assets	$956,855	$265,457	$1,735,399	$308,752	$17,577

Accumulation units outstanding:
M&E—1.25%	225,704	171,558	495,315	99,643	22,823

M&E—1.40%	146,011	78,868	224,433	84,389	100

M&E—1.50%	671,699	136,035	828,059	192,857	100

M&E—1.75%	23,343	10,481	189,114	7,143	100

M&E—1.90%	7,005	100	30,645	4,048	100

M&E—2.00%	120,795	28,168	101,149	194	100

Accumulation unit value:
M&E—1.25%	$0.802319	$0.625003	$0.930071	$0.796104	$0.753692

M&E—1.40%	$0.801529	$0.624377	$0.929151	$0.795321	$0.752954

M&E—1.50%	$0.801003	$0.623965	$0.928539	$0.794788	$0.752455

M&E—1.75%	$0.799684	$0.622937	$0.927012	$0.793483	$0.751214

M&E—1.90%	$0.798892	$0.622319	$0.926092	$0.792696	$0.750476

M&E—2.00%	$0.798370	$0.621914	$0.925497	$0.792176	$0.749982

See accompanying notes.

5

Separate Account VA K—

Retirement Income Builder III Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	MFS High Yield Subaccount	PIMCO Total Return Subaccount	Third Avenue Value Subaccount	T. Rowe Price Equity Income Subaccount	T. Rowe Price Small Cap Subaccount
Assets
Investment in securities:
Number of shares	34,369.354	755,530.563	99,243.131	169,500.923	108,530.083

Cost	$301,549	$7,828,552	$1,226,134	$2,611,376	$872,650

Investments in mutual funds, at net asset value	$303,481	$8,023,735	$1,229,622	$2,591,669	$864,985
Receivable for units sold	—	—	—	26	6

Total assets	303,481	8,023,735	1,229,622	2,591,695	864,991

Liabilities
Payable for units redeemed	3	39	—	—	—

	$303,478	$8,023,696	$1,229,622	$2,591,695	$864,991

Net Assets:
Deferred annuity contracts terminable by owners	$303,478	$8,023,696	$1,229,622	$2,591,695	$864,991

Total net assets	$303,478	$8,023,696	$1,229,622	$2,591,695	$864,991

Accumulation units outstanding:
M&E—1.25%	122,997	2,244,169	296,109	1,214,253	183,357

M&E—1.40%	59,912	1,133,701	295,495	561,349	245,346

M&E—1.50%	88,808	2,390,619	636,527	905,118	531,647

M&E—1.75%	100	431,969	69,472	81,900	55,184

M&E—1.90%	34,972	318,225	65,084	66,209	6,234

M&E—2.00%	100	1,112,857	149,489	255,289	142,501

Accumulation unit value:
M&E—1.25%	$0.990029	$1.053222	$0.814543	$0.841386	$0.744247

M&E—1.40%	$0.989050	$1.052178	$0.813735	$0.840555	$0.743511

M&E—1.50%	$0.988400	$1.051492	$0.813193	$0.840004	$0.743017

M&E—1.75%	$0.986777	$1.049753	$0.811859	$0.838621	$0.741792

M&E—1.90%	$0.985806	$1.048720	$0.811052	$0.837795	$0.741054

M&E—2.00%	$0.985166	$1.048045	$0.810528	$0.837245	$0.740575

See accompanying notes.

6

Separate Account VA K—

Retirement Income Builder III Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Transamerica Equity Subaccount	Transamerica Money Market Subaccount	Van Kampen Emerging Growth Subaccount	AIM V.I. Capital Appreciation Subaccount	AIM V.I. Core Equity Subaccount
Assets
Investment in securities:
Number of shares	106,115.013	3,759,259.670	23,876.712	14,592.729	7,916.683

Cost	$1,441,099	$3,759,260	$327,182	$242,043	$107,036

Investments in mutual funds, at net asset value	$1,458,020	$3,759,260	$310,397	$239,029	$134,109
Receivable for units sold	18	121	12	—	42,576

Total assets	1,458,038	3,759,381	310,409	239,029	176,685

Liabilities
Payable for units redeemed	—	—	—	1	—

	$1,458,038	$3,759,381	$310,409	$239,028	$176,685

Net Assets:
Deferred annuity contracts terminable by owners	$1,458,038	$3,759,381	$310,409	$239,028	$176,685

Total net assets	$1,458,038	$3,759,381	$310,409	$239,028	$176,685

Accumulation units outstanding:
M&E—1.25%	485,684	1,070,509	169,055	141,117	67,952

M&E—1.40%	342,911	637,994	59,728	47,900	38,855

M&E—1.50%	735,669	1,406,319	117,149	87,594	41,991

M&E—1.75%	46,600	476,275	19,968	100	100

M&E—1.90%	55,167	23,401	35,795	2,943	100

M&E—2.00%	65,403	147,201	27,537	21,572	60,148

Accumulation unit value:
M&E—1.25%	$0.843205	$1.000801	$0.724201	$0.794340	$0.846435

M&E—1.40%	$0.842367	$0.999807	$0.723474	$0.793548	$0.845595

M&E—1.50%	$0.841808	$0.999158	$0.722997	$0.793030	$0.845037

M&E—1.75%	$0.840422	$0.997524	$0.721806	$0.791715	$0.843650

M&E—1.90%	$0.839601	$0.996543	$0.721093	$0.790938	$0.842812

M&E—2.00%	$0.839042	$0.995877	$0.720625	$0.790416	$0.842258

See accompanying notes.

7

Separate Account VA K—

Retirement Income Builder III Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	AIM V.I. Premier Equity Subaccount	Alliance Premier Growth Subaccount	Alliance Technology Subaccount	Franklin Small Cap Subaccount	Mutual Shares Securities Subaccount
Assets
Investment in securities:
Number of shares	11,314.708	13,514.442	3,777.739	98,398.072	204,699.889

Cost	$186,481	$242,357	$39,055	$1,224,203	$2,473,559

Investments in mutual funds, at net asset value	$182,959	$233,665	$37,702	$1,249,656	$2,460,493
Receivable for units sold	1	6	—	54	—

Total assets	182,960	233,671	37,702	1,249,710	2,460,493

Liabilities
Payable for units redeemed	—	—	1	—	424

	$182,960	$233,671	$37,701	$1,249,710	$2,460,069

Net Assets:
Deferred annuity contracts terminable by owners	$182,960	$233,671	$37,701	$1,249,710	$2,460,069

Total net assets	$182,960	$233,671	$37,701	$1,249,710	$2,460,069

Accumulation units outstanding:
M&E—1.25%	105,758	38,538	15,456	325,231	860,118

M&E—1.40%	56,352	125,003	13,849	226,068	552,703

M&E—1.50%	74,969	92,140	18,488	790,434	1,037,658

M&E—1.75%	297	8,687	355	86,386	150,603

M&E—1.90%	100	28,096	3,025	71,621	84,176

M&E—2.00%	100	6,168	4,487	144,047	228,045

Accumulation unit value:
M&E—1.25%	$0.770696	$0.783674	$0.678358	$0.762157	$0.845656

M&E—1.40%	$0.769935	$0.782887	$0.677678	$0.760677	$0.844817

M&E—1.50%	$0.769430	$0.782376	$0.677233	$0.760172	$0.844263

M&E—1.75%	$0.768162	$0.781084	$0.676115	$0.758924	$0.842869

M&E—1.90%	$0.767409	$0.780314	$0.675445	$0.758174	$0.842039

M&E—2.00%	$0.766898	$0.779803	$0.675001	$0.757678	$0.841486

See accompanying notes.

8

Separate Account VA K—

Retirement Income Builder III Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Templeton Foreign Securities Subaccount	Janus Aspen— Worldwide Growth Subaccount	MFS Emerging Growth Subaccount	MFS Research Subaccount	MFS Total Return Subaccount
Assets
Investment in securities:
Number of shares	127,138.629	22,348.413	9,693.378	27,367.256	230,441.494

Cost	$1,212,448	$482,254	$118,445	$297,533	$3,899,668

Investments in mutual funds, at net asset value	$1,197,646	$468,199	$114,963	$293,924	$3,929,027
Receivable for units sold	—	—	—	1	32

Total assets	1,197,646	468,199	114,963	293,925	3,929,059

Liabilities
Payable for units redeemed	6	2	2	—	—

	$1,197,640	$468,197	$114,961	$293,925	$3,929,059

Net Assets:
Deferred annuity contracts terminable by owners	$1,197,640	$468,197	$114,961	$293,925	$3,929,059

Total net assets	$1,197,640	$468,197	$114,961	$293,925	$3,929,059

Accumulation units outstanding:
M&E—1.25%	436,872	372,981	41,665	18,558	1,055,346

M&E—1.40%	388,613	36,406	8,339	82,810	690,418

M&E—1.50%	428,373	180,717	76,291	211,157	1,772,911

M&E—1.75%	36,997	310	27,482	26,473	156,453

M&E—1.90%	49,873	5,803	100	4,023	82,104

M&E—2.00%	186,197	3,353	100	31,597	525,356

Accumulation unit value:
M&E—1.25%	$0.785555	$0.781376	$0.747723	$0.786052	$0.918965

M&E—1.40%	$0.784774	$0.780600	$0.746986	$0.785268	$0.918050

M&E—1.50%	$0.784264	$0.780090	$0.746481	$0.784755	$0.917454

M&E—1.75%	$0.782964	$0.778805	$0.745244	$0.783457	$0.915929

M&E—1.90%	$0.782197	$0.778037	$0.744517	$0.782685	$0.915031

M&E—2.00%	$0.781677	$0.777523	$0.744027	$0.782166	$0.914431

See accompanying notes.

9

Separate Account VA K—

Retirement Income Builder III Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	MFS Utilities Subaccount	Nations High Yield Bond Subaccount	Nations International Value Subaccount	Nations Marsico Growth Subaccount	Nations Marsico Focused Equities Subaccount
Assets
Investment in securities:
Number of shares	38,247.310	281,414.752	71,681.464	158,296.248	254,433.327

Cost	$432,924	$2,417,473	$526,754	$1,863,663	$3,049,351

Investments in mutual funds, at net asset value	$458,203	$2,377,955	$491,018	$1,785,582	$2,897,996
Receivable for units sold	—	—	—	37	65

Total assets	458,203	2,377,955	491,018	1,785,619	2,898,061

Liabilities
Payable for units redeemed	—	7	140	—	—

	$458,203	$2,377,948	$490,878	$1,785,619	$2,898,061

Net Assets:
Deferred annuity contracts terminable by owners	$458,203	$2,377,948	$490,878	$1,785,619	$2,898,061

Total net assets	$458,203	$2,377,948	$490,878	$1,785,619	$2,898,061

Accumulation units outstanding:
M&E—1.25%	162,172	354,254	158,929	380,751	922,277

M&E—1.40%	90,611	487,942	125,766	352,190	773,115

M&E—1.50%	266,834	1,105,008	214,823	1,037,369	1,084,906

M&E—1.75%	100	181,491	44,351	150,242	216,156

M&E—1.90%	19,155	85,360	6,654	165,570	82,738

M&E—2.00%	8,659	264,018	70,198	186,296	585,968

Accumulation unit value:
M&E—1.25%	$0.837851	$0.961367	$0.792099	$0.787229	$0.792113

M&E—1.40%	$0.837024	$0.960413	$0.791310	$0.786448	$0.791328

M&E—1.50%	$0.836476	$0.959782	$0.790789	$0.785928	$0.790806

M&E—1.75%	$0.835097	$0.958211	$0.789487	$0.784632	$0.789505

M&E—1.90%	$0.834276	$0.957255	$0.788710	$0.783862	$0.788723

M&E—2.00%	$0.833731	$0.956633	$0.788193	$0.783344	$0.788205

See accompanying notes.

10

Separate Account VA K—

Retirement Income Builder III Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Nations Marsico International Opportunitites Subaccount	Nations Marsico 21st Century Subaccount	Nations MidCap Growth Subaccount	Oppenheimer Capital Appreciation Subaccount
Assets
Investment in securities:
Number of shares	104,057.419	48,186.833	166,669.367	30,757.902

Cost	$1,026,602	$282,339	$949,781	$831,054

Investments in mutual funds, at net asset value	$1,006,235	$275,147	$928,348	$816,007
Receivable for units sold	—	5	15	4

Total assets	1,006,235	275,152	928,363	816,011

Liabilities
Payable for units redeemed	1	—	—	—

	$1,006,234	$275,152	$928,363	$816,011

Net Assets:
Deferred annuity contracts terminable by owners	$1,006,234	$275,152	$928,363	$816,011

Total net assets	$1,006,234	$275,152	$928,363	$816,011

Accumulation units outstanding:
M&E—1.25%	327,535	75,069	258,913	279,218

M&E—1.40%	211,508	27,597	221,113	337,527

M&E—1.50%	415,361	153,158	496,141	385,018

M&E—1.75%	104,041	41,268	68,945	19,285

M&E—1.90%	63,321	100	57,521	5,912

M&E—2.00%	52,709	19,645	161,850	12,234

Accumulation unit value:
M&E—1.25%	$0.858041	$0.869842	$0.735528	$0.786081

M&E—1.40%	$0.857195	$0.868986	$0.734792	$0.785300

M&E—1.50%	$0.856631	$0.868408	$0.734318	$0.784784

M&E—1.75%	$0.855218	$0.866973	$0.733106	$0.783491

M&E—1.90%	$0.854371	$0.866127	$0.732378	$0.782712

M&E—2.00%	$0.853816	$0.865560	$0.731895	$0.782202

See accompanying notes.

11

Separate Account VA K—

Retirement Income Builder III Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Oppenheimer Main Street Growth & Income Subaccount	Oppenheimer Strategic Bond Subaccount	Putnam VT Growth and Income Subaccount	Putnam VT Research Subaccount	Fidelity—VIP Equity-Income Subaccount
Assets
Investment in securities:
Number of shares	76,823.749	300,073.507	17,956.086	5,646.778	90,298.283

Cost	$1,198,696	$1,354,533	$343,869	$48,259	$1,628,664

Investments in mutual funds, at net asset value	$1,172,330	$1,401,343	$334,701	$47,828	$1,625,369
Receivable for units sold	11	—	—	—	21

Total assets	1,172,341	1,401,343	334,701	47,828	1,625,390

Liabilities
Payable for units redeemed	—	7	3	2	—

	$1,172,341	$1,401,336	$334,698	$47,826	$1,625,390

Net Assets:
Deferred annuity contracts terminable by owners	$1,172,341	$1,401,336	$334,698	$47,826	$1,625,390

Total net assets	$1,172,341	$1,401,336	$334,698	$47,826	$1,625,390

Accumulation units outstanding:
M&E—1.25%	297,318	747,587	132,688	36,577	808,769

M&E—1.40%	465,442	195,145	31,809	100	383,806

M&E—1.50%	515,742	349,173	128,798	21,820	490,989

M&E—1.75%	37,943	26,024	32,294	100	72,983

M&E—1.90%	97,571	7,819	78,261	100	73,052

M&E—2.00%	42,874	36,912	7,151	100	156,068

Accumulation unit value:
M&E—1.25%	$0.805830	$1.029190	$0.815781	$0.813934	$0.819596

M&E—1.40%	$0.805034	$1.028175	$0.814969	$0.813128	$0.818786

M&E—1.50%	$0.804498	$1.027492	$0.814427	$0.812600	$0.818251

M&E—1.75%	$0.803174	$1.025816	$0.813089	$0.811251	$0.816902

M&E—1.90%	$0.802386	$1.024810	$0.812286	$0.810449	$0.816095

M&E—2.00%	$0.801854	$1.024132	$0.811748	$0.809918	$0.815553

See accompanying notes.

12

Separate Account VA K—

Retirement Income Builder III Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Fidelity—VIP Growth Subaccount	Fidelity—VIP Growth Opportunities Subaccount	Fidelity—VIP Mid Cap Subaccount
Assets
Investment in securities:
Number of shares	22,543.980	4,586.069	74,291.016

Cost	$542,734	$55,913	$1,275,989

Investments in mutual funds, at net asset value	$523,246	$53,382	$1,291,921
Receivable for units sold	—	—	—

Total assets	523,246	53,382	1,291,921

Liabilities
Payable for units redeemed	—	1	6

	$523,246	$53,381	$1,291,915

Net Assets:
Deferred annuity contracts terminable by owners	$523,246	$53,381	$1,291,915

Total net assets	$523,246	$53,381	$1,291,915

Accumulation units outstanding:
M&E—1.25%	489,151	21,293	355,912

M&E—1.40%	81,667	100	279,968

M&E—1.50%	66,868	43,630	643,471

M&E—1.75%	14,097	100	35,672

M&E—1.90%	12,984	100	39,450

M&E—2.00%	37,918	100	152,863

Accumulation unit value:
M&E—1.25%	$0.745145	$0.818108	$0.858439

M&E—1.40%	$0.744408	$0.817305	$0.857595

M&E—1.50%	$0.743924	$0.816761	$0.857022

M&E—1.75%	$0.742695	$0.815420	$0.855614

M&E—1.90%	$0.741958	$0.814613	$0.854769

M&E—2.00%	$0.741475	$0.814079	$0.854204

See accompanying notes.

13

Separate Account VA K—

Retirement Income Builder III Variable Annuity

Statements of Operations

Period May 1, 2002 (Commencement

of Operations) Through December 31, 2002, Except as Noted

	Aggressive Asset Allocation Subaccount(1)	Conservative Asset Allocation Subaccount(1)	Moderate Asset Allocation Subaccount(1)	Moderately Aggressive Asset Allocation Subaccount(1)
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—
Expenses:
Administrative, mortality and expense risk charge	2,212	6,416	18,217	20,597

Net investment income (loss)	(2,212)	(6,416)	(18,217)	(20,597)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	50,818	630,819	97,317	171,851
Cost of investments sold	55,420	645,945	109,236	208,030

Net realized capital gains (losses) on investments	(4,602)	(15,126)	(11,919)	(36,179)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	7,380	9,774	(30,342)	(9,086)

Net change in unrealized appreciation/depreciation of investments	7,380	9,774	(30,342)	(9,086)

Net realized and unrealized capital gains (losses) on investments	2,778	(5,352)	(42,261)	(45,265)

Increase (decrease) in net assets from operations	$566	$(11,768)	$(60,478)	$(65,862)

See accompanying notes.

14

Separate Account VA K—

Retirement Income Builder III Variable Annuity

Statements of Operations

Period May 1, 2002 (Commencement

of Operations) Through December 31, 2002, Except as Noted

	AEGON Bond Subaccount(1)	Capital Guardian Global Subaccount(1)	Capital Guardian U.S. Equity Subaccount(1)	Capital Guardian Value Subaccount(1)
Net investment income (loss)
Income:
Dividends	$12,624	$4	$13	$1,830
Expenses:
Administrative, mortality and expense risk charge	9,210	218	693	2,190

Net investment income (loss)	3,414	(214)	(680)	(360)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	134,817	88	637	2,022
Cost of investments sold	132,611	86	629	2,124

Net realized capital gains (losses) on investments	2,206	2	8	(102)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	68,439	612	733	4,074

Net change in unrealized appreciation/depreciation of investments	68,439	612	733	4,074

Net realized and unrealized capital gains (losses) on investments	70,645	614	741	3,972

Increase (decrease) in net assets from operations	$74,059	$400	$61	$3,612

See accompanying notes.

15

Separate Account VA K—

Retirement Income Builder III Variable Annuity

Statements of Operations

Period May 1, 2002 (Commencement

of Operations) Through December 31, 2002, Except as Noted

	Dreyfus Mid Cap Subaccount(1)	Dreyfus Small Cap Value Subaccount(1)	Federated Growth & Income Subaccount(1)	Janus Growth (A/T) Subaccount(1)
Net investment income (loss)
Income:
Dividends	$90	$27,562	$24,201	$—
Expenses:
Administrative, mortality and expense risk charge	2,977	1,448	5,257	1,156

Net investment income (loss)	(2,887)	26,114	18,944	(1,156)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	5,011	—
Proceeds from sales	17,996	57,443	209,890	57,975
Cost of investments sold	21,320	82,842	229,542	69,662

Net realized capital gains (losses) on investments	(3,324)	(25,399)	(14,641)	(11,687)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	(20,063)	(37,185)	17,986	(1,891)

Net change in unrealized appreciation/depreciation of investments	(20,063)	(37,185)	17,986	(1,891)

Net realized and unrealized capital gains (losses) on investments	(23,387)	(62,584)	3,345	(13,578)

Increase (decrease) in net assets from operations	$(26,274)	$(36,470)	$22,289	$(14,734)

See accompanying notes.

16

Separate Account VA K—

Retirement Income Builder III Variable Annuity

Statements of Operations

Period May 1, 2002 (Commencement

of Operations) Through December 31, 2002, Except as Noted

	Jennison Growth Subaccount (1)	MFS High Yield Subaccount (1)	PIMCO Total Return Subaccount (1)	Third Avenue Value Subaccount (1)
Net investment income (loss)
Income:
Dividends	$—	$2,721	$—	$5,437
Expenses:
Administrative, mortality and expense risk charge	113	1,161	21,389	4,139

Net investment income (loss)	(113)	1,560	(21,389)	1,298
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	3,828
Proceeds from sales	113	6,640	21,007	73,847
Cost of investments sold	144	6,833	20,656	87,558

Net realized capital gains (losses) on investments	(31)	(193)	351	(9,883)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	(2,286)	1,932	195,183	3,488

Net change in unrealized appreciation/depreciation of investments	(2,286)	1,932	195,183	3,488

Net realized and unrealized capital gains (losses) on investments	(2,317)	1,739	195,534	(6,395)

Increase (decrease) in net assets from operations	$(2,430)	$3,299	$174,145	$(5,097)

See accompanying notes.

17

Separate Account VA K—

Retirement Income Builder III Variable Annuity

Statements of Operations

Period May 1, 2002 (Commencement

of Operations) Through December 31, 2002, Except as Noted

	T. Rowe Price Equity Income Subaccount(1)	T. Rowe Price Small Cap Subaccount(1)	Transamerica Equity Subaccount(1)	Transamerica Money Market Subaccount(1)
Net investment income (loss)
Income:
Dividends	$6,599	$—	$—	$9,193
Expenses:
Administrative, mortality and expense risk charge	7,496	2,442	4,422	10,680

Net investment income (loss)	(897)	(2,442)	(4,422)	(1,487)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	9,900	—	—	6
Proceeds from sales	50,957	49,448	179,080	1,316,316
Cost of investments sold	60,168	60,288	189,900	1,316,316

Net realized capital gains (losses) on investments	689	(10,840)	(10,820)	6
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	(19,707)	(7,665)	16,921	—

Net change in unrealized appreciation/depreciation of investments	(19,707)	(7,665)	16,921	—

Net realized and unrealized capital gains (losses) on investments	(19,018)	(18,505)	6,101	6

Increase (decrease) in net assets from operations	$(19,915)	$(20,947)	$1,679	$(1,481)

See accompanying notes.

18

Separate Account VA K—

Retirement Income Builder III Variable Annuity

Statements of Operations

Period May 1, 2002 (Commencement

of Operations) Through December 31, 2002, Except as Noted

	Van Kampen Emerging Growth Subaccount(1)	AIM V.I. Capital Appreciation Subaccount(1)	AIM V.I. Core Equity Subaccount(1)	AIM V.I. Premier Equity Subaccount (1)
Net investment income (loss)
Income:
Dividends	$43	$—	$735	$685
Expenses:
Administrative, mortality and expense risk charge	862	746	687	1,449

Net investment income (loss)	(819)	(746)	48	(764)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	46,387	12,643	52,045	217,480
Cost of investments sold	50,388	14,197	45,412	214,978

Net realized capital gains (losses) on investments	(4,001)	(1,554)	6,633	2,502
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	(16,785)	(3,014)	27,073	(3,522)

Net change in unrealized appreciation/depreciation of investments	(16,785)	(3,014)	27,073	(3,522)

Net realized and unrealized capital gains (losses) on investments	(20,786)	(4,568)	33,706	(1,020)

Increase (decrease) in net assets from operations	$(21,605)	$(5,314)	$33,754	$(1,784)

See accompanying notes.

19

Separate Account VA K—

Retirement Income Builder III Variable Annuity

Statements of Operations

Period May 1, 2002 (Commencement

of Operations) Through December 31, 2002, Except as Noted

	Alliance Premier Growth Subaccount (1)	Alliance Technology Subaccount(1)	Franklin Small Cap Subaccount(1)	Mutual Shares Securities Subaccount(1)
Net investment income (loss)
Income:
Dividends	$—	$—	$184	$1,126
Expenses:
Administrative, mortality and expense risk charge	728	144	4,445	7,657

Net investment income (loss)	(728)	(144)	(4,261)	(6,531)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	2,792
Proceeds from sales	31,233	144	99,626	64,267
Cost of investments sold	31,967	208	112,481	75,347

Net realized capital gains (losses) on investments	(734)	(64)	(12,855)	(8,288)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	(8,692)	(1,353)	25,453	(13,066)

Net change in unrealized appreciation/depreciation of investments	(8,692)	(1,353)	25,453	(13,066)

Net realized and unrealized capital gains (losses) on investments	(9,426)	(1,417)	12,598	(21,354)

Increase (decrease) in net assets from operations	$(10,154)	$(1,561)	$8,337	$(27,885)

See accompanying notes.

20

Separate Account VA K—

Retirement Income Builder III Variable Annuity

Statements of Operations

Period May 1, 2002 (Commencement

of Operations) Through December 31, 2002, Except as Noted

	Templeton Foreign Securities Subaccount(1)	Janus Aspen— Worldwide Growth Subaccount (1)	MFS Emerging Growth Subaccount (1)	MFS Research Subaccount(1)
Net investment income (loss)
Income:
Dividends	$587	$1,653	$—	$—
Expenses:
Administrative, mortality and expense risk charge	3,181	1,850	448	803

Net investment income (loss)	(2,594)	(197)	(448)	(803)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	56,095	145,931	25,456	2,469
Cost of investments sold	68,237	150,307	27,580	3,052

Net realized capital gains (losses) on investments	(12,142)	(4,376)	(2,124)	(583)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	(14,802)	(14,055)	(3,482)	(3,609)

Net change in unrealized appreciation/depreciation of investments	(14,802)	(14,055)	(3,482)	(3,609)

Net realized and unrealized capital gains (losses) on investments	(26,944)	(18,431)	(5,606)	(4,192)

Increase (decrease) in net assets from operations	$(29,538)	$(18,628)	$(6,054)	$(4,995)

See accompanying notes.

21

Separate Account VA K—

Retirement Income Builder III Variable Annuity

Statements of Operations

Period May 1, 2002 (Commencement

of Operations) Through December 31, 2002, Except as Noted

	MFS Total Return Subaccount(1)	MFS Utilities Subaccount(1)	Nations High Yield Bond Subaccount(1)	Nations International Value Subaccount(1)
Net investment income (loss)
Income:
Dividends	$—	$—	$158,488	$7,504
Expenses:
Administrative, mortality and expense risk charge	12,219	1,994	7,799	3,172

Net investment income (loss)	(12,219)	(1,994)	150,689	4,332

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	6,474
Proceeds from sales	39,981	33,732	45,107	92,798
Cost of investments sold	43,613	37,150	48,183	109,833

Net realized capital gains (losses) on investments	(3,632)	(3,418)	(3,076)	(10,561)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	29,359	25,279	(39,518)	(35,736)

Net change in unrealized appreciation/depreciation of investments	29,359	25,279	(39,518)	(35,736)

Net realized and unrealized capital gains (losses) on investments	25,727	21,861	(42,594)	(46,297)

Increase (decrease) in net assets from operations	$13,508	$19,867	$108,095	$(41,965)

See accompanying notes.

22

Separate Account VA K—

Retirement Income Builder III Variable Annuity

Statements of Operations

Period May 1, 2002 (Commencement

of Operations) Through December 31, 2002, Except as Noted

	Nations Marsico Growth Subaccount(1)	Nations Marsico Focused Equities Subaccount(1)	Nations Marsico International Opportunitites Subaccount(1)	Nations Marsico 21st Century Subaccount(1)
Net investment income (loss)
Income:
Dividends	$—	$—	$297	$—
Expenses:
Administrative, mortality and expense risk charge	5,160	9,152	2,142	830

Net investment income (loss)	(5,160)	(9,152)	(1,845)	(830)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	118,444	374,947	12,685	129,140
Cost of investments sold	134,513	423,306	13,813	128,023

Net realized capital gains (losses) on investments	(16,069)	(48,359)	(1,128)	1,117
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	(78,081)	(151,355)	(20,367)	(7,192)

Net change in unrealized appreciation/depreciation of investments	(78,081)	(151,355)	(20,367)	(7,192)

Net realized and unrealized capital gains (losses) on investments	(94,150)	(199,714)	(21,495)	(6,075)

Increase (decrease) in net assets from operations	$(99,310)	$(208,866)	$(23,340)	$(6,905)

See accompanying notes.

23

Separate Account VA K—

Retirement Income Builder III Variable Annuity

Statements of Operations

Period May 1, 2002 (Commencement

of Operations) Through December 31, 2002, Except as Noted

	Nations MidCap Growth Subaccount(1)	Oppenheimer Capital Appreciation Subaccount(1)	Oppenheimer Main Street Growth & Income Subaccount(1)	Oppenheimer Strategic Bond Subaccount(1)
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—
Expenses:
Administrative, mortality and expense risk charge	3,290	2,800	3,352	4,310

Net investment income (loss)	(3,290)	(2,800)	(3,352)	(4,310)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	125,225	61,141	41,255	73,679
Cost of investments sold	151,247	71,839	47,219	73,354

Net realized capital gains (losses) on investments	(26,022)	(10,698)	(5,964)	325
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	(21,433)	(15,047)	(26,366)	46,810

Net change in unrealized appreciation/depreciation of investments	(21,433)	(15,047)	(26,366)	46,810

Net realized and unrealized capital gains (losses) on investments	(47,455)	(25,745)	(32,330)	47,135

Increase (decrease) in net assets from operations	$(50,745)	$(28,545)	$(35,682)	$42,825

See accompanying notes.

24

Separate Account VA K—

Retirement Income Builder III Variable Annuity

Statements of Operations

Period May 1, 2002 (Commencement

of Operations) Through December 31, 2002, Except as Noted

	Putnam VT Growth and Income Subaccount(1)	Putnam VT Research Subaccount(1)	Fidelity—VIP Equity-Income Subaccount(1)	Fidelity—VIP Growth Subaccount(1)
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—
Expenses:
Administrative, mortality and expense risk charge	1,324	183	5,182	2,128

Net investment income (loss)	(1,324)	(183)	(5,182)	(2,128)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	719	12,149	53,619	249,471
Cost of investments sold	879	10,955	62,938	259,442

Net realized capital gains (losses) on investments	(160)	1,194	(9,319)	(9,971)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	(9,168)	(431)	(3,295)	(19,488)

Net change in unrealized appreciation/depreciation of investments	(9,168)	(431)	(3,295)	(19,488)

Net realized and unrealized capital gains (losses) on investments	(9,328)	763	(12,614)	(29,459)

Increase (decrease) in net assets from operations	$(10,652)	$580	$(17,796)	$(31,587)

See accompanying notes.

25

Separate Account VA K—

Retirement Income Builder III Variable Annuity

Statements of Operations

Period May 1, 2002 (Commencement

of Operations) Through December 31, 2002, Except as Noted

	Fidelity—VIP Growth Opportunities Subaccount(1)	Fidelity—VIP Mid Cap Subaccount(1)
Net investment income (loss)
Income:
Dividends	$—	$—
Expenses:
Administrative, mortality and expense risk charge	116	4,502

Net investment income (loss)	(116)	(4,502)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—
Proceeds from sales	45,734	175,677
Cost of investments sold	48,746	195,545

Net realized capital gains (losses) on investments	(3,012)	(19,868)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—
End of period	(2,531)	15,932

Net change in unrealized appreciation/depreciation of investments	(2,531)	15,932

Net realized and unrealized capital gains (losses) on investments	(5,543)	(3,936)

Increase (decrease) in net assets from operations	$(5,659)	$(8,438)

See accompanying notes.

26

Separate Account VA K—

Retirement Income Builder III Variable Annuity

Statements of Changes in Net Assets

Period May 1, 2002 (Commencement

of Operations) Through December 31, 2002, Except as Noted

	Aggressive Asset Allocation Subaccount(1)	Conservative Asset Allocation Subaccount(1)	Moderate Asset Allocation Subaccount(1)	Moderately Aggressive Asset Allocation Subaccount(1)
Operations
Net investment income (loss)	$(2,212)	$(6,416)	$(18,217)	$(20,597)
Net realized capital gains (losses) on investments	(4,602)	(15,126)	(11,919)	(36,179)
Net change in unrealized appreciation/depreciation of investments	7,380	9,774	(30,342)	(9,086)

Increase (decrease) in net assets from operations	566	(11,768)	(60,478)	(65,862)
Contract transactions
Net contract purchase payments	738,296	1,985,384	6,056,192	4,146,321
Transfer payments from (to) other subaccounts or general account	44,222	631,034	3,348,656	3,221,393
Contract terminations, withdrawals, and other deductions	—	(16,693)	(19,090)	(9,871)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	782,518	2,599,725	9,385,758	7,357,843

Net increase (decrease) in net assets	783,084	2,587,957	9,325,280	7,291,981
Net assets:
Beginning of the period	—	—	—	—

End of the period	$783,084	$2,587,957	$9,325,280	$7,291,981

See accompanying notes.

27

Separate Account VA K—

Retirement Income Builder III Variable Annuity

Statements of Changes in Net Assets

Period May 1, 2002 (Commencement

of Operations) Through December 31, 2002, Except as Noted

	AEGON Bond Subaccount(1)	Capital Guardian Global Subaccount(1)	Capital Guardian U.S. Equity Subaccount(1)	Capital Guardian Value Subaccount(1)
Operations
Net investment income (loss)	$3,414	$(214)	$(680)	$(360)
Net realized capital gains (losses) on investments	2,206	2	8	(102)
Net change in unrealized appreciation/depreciation of investments	68,439	612	733	4,074

Increase (decrease) in net assets from operations	74,059	400	61	3,612
Contract transactions
Net contract purchase payments	2,044,851	73,193	352,177	522,815
Transfer payments from (to) other subaccounts or general account	1,412,038	30,913	37,136	340,945
Contract terminations, withdrawals, and other deductions	(18,336)	—	—	(4,003)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	3,438,553	104,106	389,313	859,757

Net increase (decrease) in net assets	3,512,612	104,506	389,374	863,369
Net assets:
Beginning of the period	—	—	—	—

End of the period	$3,512,612	$104,506	$389,374	$863,369

See accompanying notes

28

Separate Account VA K—

Retirement Income Builder III Variable Annuity

Statements of Changes in Net Assets

Period May 1, 2002 (Commencement

of Operations) Through December 31, 2002, Except as Noted

	Dreyfus Mid Cap Subaccount(1)	Dreyfus Small Cap Value Subaccount(1)	Federated Growth & Income Subaccount(1)	Janus Growth (A/T) Subaccount(1)
Operations
Net investment income (loss)	$(2,887)	$26,114	$18,944	$(1,156)
Net realized capital gains (losses) on investments	(3,324)	(25,399)	(14,641)	(11,687)
Net change in unrealized appreciation/depreciation of investments	(20,063)	(37,185)	17,986	(1,891)

Increase (decrease) in net assets from operations	(26,274)	(36,470)	22,289	(14,734)
Contract transactions
Net contract purchase payments	591,008	152,591	1,082,407	220,546
Transfer payments from (to) other subaccounts or general account	399,884	159,245	631,610	102,940
Contract terminations, withdrawals, and other deductions	(7,763)	(9,906)	(907)	—
Contract maintenance charges	—	(3)	—	—

Increase (decrease) in net assets from contract transactions	983,129	301,927	1,713,110	323,486

Net increase (decrease) in net assets	956,855	265,457	1,735,399	308,752
Net assets:
Beginning of the period	—	—	—	—

End of the period	$956,855	$265,457	$1,735,399	$308,752

See accompanying notes.

29

Separate Account VA K—

Retirement Income Builder III Variable Annuity

Statements of Changes in Net Assets

Period May 1, 2002 (Commencement

of Operations) Through December 31, 2002, Except as Noted

	Jennison Growth Subaccount(1)	MFS High Yield Subaccount(1)	PIMCO Total Return Subaccount(1)	Third Avenue Value Subaccount(1)
Operations
Net investment income (loss)	$(113)	$1,560	$(21,389)	$1,298
Net realized capital gains (losses) on investments	(31)	(193)	351	(9,883)
Net change in unrealized appreciation/depreciation of investments	(2,286)	1,932	195,183	3,488

Increase (decrease) in net assets from operations	(2,430)	3,299	174,145	(5,097)
Contract transactions
Net contract purchase payments	20,009	221,267	4,713,304	523,234
Transfer payments from (to) other subaccounts or general account	(2)	78,912	3,192,976	715,696
Contract terminations, withdrawals, and other deductions	—	—	(56,715)	(4,211)
Contract maintenance charges	—	—	(14)	—

Increase (decrease) in net assets from contract transactions	20,007	300,179	7,849,551	1,234,719

Net increase (decrease) in net assets	17,577	303,478	8,023,696	1,229,622
Net assets:
Beginning of the period	—	—	—	—

End of the period	$17,577	$303,478	$8,023,696	$1,229,622

See accompanying notes.

30

Separate Account VA K—

Retirement Income Builder III Variable Annuity

Statements of Changes in Net Assets

Period May 1, 2002 (Commencement

of Operations) Through December 31, 2002, Except as Noted

	T. Rowe Price Equity Income Subaccount(1)	T. Rowe Price Small Cap Subaccount(1)	Transamerica Equity Subaccount(1)	Transamerica Money Market Subaccount(1)
Operations
Net investment income (loss)	$(897)	$(2,442)	$(4,422)	$(1,487)
Net realized capital gains (losses) on investments	689	(10,840)	(10,820)	6
Net change in unrealized appreciation/depreciation of investments	(19,707)	(7,665)	16,921	—

Increase (decrease) in net assets from operations	(19,915)	(20,947)	1,679	(1,481)
Contract transactions
Net contract purchase payments	1,930,344	429,038	671,242	3,485,101
Transfer payments from (to) other subaccounts or general account	682,588	460,570	800,914	569,779
Contract terminations, withdrawals, and other deductions	(1,322)	(3,670)	(15,787)	(294,018)
Contract maintenance charges	—	—	(10)	—

Increase (decrease) in net assets from contract transactions	2,611,610	885,938	1,456,359	3,760,862

Net increase (decrease) in net assets	2,591,695	864,991	1,458,038	3,759,381
Net assets:
Beginning of the period	—	—	—	—

End of the period	$2,591,695	$864,991	$1,458,038	$3,759,381

See accompanying notes.

31

Separate Account VA K—

Retirement Income Builder III Variable Annuity

Statements of Changes in Net Assets

Period May 1, 2002 (Commencement

of Operations) Through December 31, 2002, Except as Noted

	Van Kampen Emerging Growth Subaccount(1)	AIM V.I. Capital Appreciation Subaccount(1)	AIM V.I. Core Equity Subaccount(1)	AIM V.I. Premier Equity Subaccount(1)
Operations
Net investment income (loss)	$(819)	$(746)	$48	$(764)
Net realized capital gains (losses) on investments	(4,001)	(1,554)	6,633	2,502
Net change in unrealized appreciation/depreciation of investments	(16,785)	(3,014)	27,073	(3,522)

Increase (decrease) in net assets from operations	(21,605)	(5,314)	33,754	(1,784)
Contract transactions
Net contract purchase payments	220,364	182,372	149,698	327,678
Transfer payments from (to) other subaccounts or general account	119,972	61,970	(3,448)	(141,003)
Contract terminations, withdrawals, and other deductions	(8,322)	—	(3,319)	(1,931)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	332,014	244,342	142,931	184,744

Net increase (decrease) in net assets	310,409	239,028	176,685	182,960
Net assets:
Beginning of the period	—	—	—	—

End of the period	$310,409	$239,028	$176,685	$182,960

See accompanying notes.

32

Separate Account VA K—

Retirement Income Builder III Variable Annuity

Statements of Changes in Net Assets

Period May 1, 2002 (Commencement

of Operations) Through December 31, 2002, Except as Noted

	Alliance Premier Growth Subaccount(1)	Alliance Technology Subaccount(1)	Franklin Small Cap Subaccount(1)	Mutual Shares Securities Subaccount(1)

Operations
Net investment income (loss)	$(728)	$(144)	$(4,261)	$(6,531)
Net realized capital gains (losses) on investments	(734)	(64)	(12,855)	(8,288)
Net change in unrealized appreciation/depreciation of investments	(8,692)	(1,353)	25,453	(13,066)

Increase (decrease) in net assets from operations	(10,154)	(1,561)	8,337	(27,885)
Contract transactions
Net contract purchase payments	75,747	24,162	758,478	1,502,034
Transfer payments from (to) other subaccounts or general account	170,220	15,100	486,490	991,626
Contract terminations, withdrawals, and other deductions	(2,142)	—	(3,592)	(5,706)
Contract maintenance charges	—	—	(3)	—

Increase (decrease) in net assets from contract transactions	243,825	39,262	1,241,373	2,487,954

Net increase (decrease) in net assets	233,671	37,701	1,249,710	2,460,069
Net assets:
Beginning of the period	—	—	—	—

End of the period	$233,671	$37,701	$1,249,710	$2,460,069

See accompanying notes.

33

Separate Account VA K—

Retirement Income Builder III Variable Annuity

Statements of Changes in Net Assets

Period May 1, 2002 (Commencement

of Operations) Through December 31, 2002, Except as Noted

	Templeton Foreign Securities Subaccount(1)	Janus Aspen— Worldwide Growth Subaccount(1)	MFS Emerging Growth Subaccount(1)	MFS Research Subaccount(1)
Operations
Net investment income (loss)	$(2,594)	$(197)	$(448)	$(803)
Net realized capital gains (losses) on investments	(12,142)	(4,376)	(2,124)	(583)
Net change in unrealized appreciation/depreciation of investments	(14,802)	(14,055)	(3,482)	(3,609)

Increase (decrease) in net assets from operations	(29,538)	(18,628)	(6,054)	(4,995)
Contract transactions
Net contract purchase payments	889,886	397,552	35,552	111,096
Transfer payments from (to) other subaccounts or general account	339,084	89,297	90,352	191,143
Contract terminations, withdrawals, and other deductions	(1,792)	(24)	(4,889)	(3,319)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	1,227,178	486,825	121,015	298,920

Net increase (decrease) in net assets	1,197,640	468,197	114,961	293,925
Net assets:
Beginning of the period	—	—	—	—

End of the period	$1,197,640	$468,197	$114,961	$293,925

See accompanying notes.

34

Separate Account VA K—

Retirement Income Builder III Variable Annuity

Statements of Changes in Net Assets

Period May 1, 2002 (Commencement

of Operations) Through December 31, 2002, Except as Noted

	MFS Total Return Subaccount(1)	MFS Utilities Subaccount(1)	Nations High Yield Bond Subaccount(1)	Nations International Value Subaccount(1)
Operations
Net investment income (loss)	$(12,219)	$(1,994)	$150,689	$4,332
Net realized capital gains (losses) on investments	(3,632)	(3,418)	(3,076)	(10,561)
Net change in unrealized appreciation/depreciation of investments	29,359	25,279	(39,518)	(35,736)

Increase (decrease) in net assets from operations	13,508	19,867	108,095	(41,965)
Contract transactions
Net contract purchase payments	1,809,055	278,919	1,221,536	351,809
Transfer payments from (to) other subaccounts or general account	2,175,523	159,816	1,064,331	190,894
Contract terminations, withdrawals, and other deductions	(69,027)	(399)	(16,012)	(9,855)
Contract maintenance charges	—	—	(2)	(5)

Increase (decrease) in net assets from contract transactions	3,915,551	438,336	2,269,853	532,843

Net increase (decrease) in net assets	3,929,059	458,203	2,377,948	490,878
Net assets:
Beginning of the period	—	—	—	—

End of the period	$3,929,059	$458,203	$2,377,948	$490,878

See accompanying notes.

35

Separate Account VA K—

Retirement Income Builder III Variable Annuity

Statements of Changes in Net Assets

Period May 1, 2002 (Commencement

of Operations) Through December 31, 2002, Except as Noted

	Nations Marsico Growth Subaccount(1)	Nations Marsico Focused Equities Subaccount(1)	Nations Marsico International Opportunities Subaccount(1)	Nations Marsico 21st Century Subaccount(1)
Operations
Net investment income (loss)	$(5,160)	$(9,152)	$(1,845)	$(830)
Net realized capital gains (losses) on investments	(16,069)	(48,359)	(1,128)	1,117
Net change in unrealized appreciation/depreciation of investments	(78,081)	(151,355)	(20,367)	(7,192)

Increase (decrease) in net assets from operations	(99,310)	(208,866)	(23,340)	(6,905)
Contract transactions
Net contract purchase payments	1,312,173	1,736,837	562,287	237,347
Transfer payments from (to) other subaccounts or general account	576,763	1,380,751	471,656	44,710
Contract terminations, withdrawals, and other deductions	(4,002)	(10,661)	(4,364)	—
Contract maintenance charges	(5)	—	(5)	—

Increase (decrease) in net assets from contract transactions	1,884,929	3,106,927	1,029,574	282,057

Net increase (decrease) in net assets	1,785,619	2,898,061	1,006,234	275,152
Net assets:
Beginning of the period	—	—	—	—

End of the period	$1,785,619	$2,898,061	$1,006,234	$275,152

See accompanying notes.

36

Separate Account VA K—

Retirement Income Builder III Variable Annuity

Statements of Changes in Net Assets

Period May 1, 2002 (Commencement

of Operations) Through December 31, 2002, Except as Noted

	Nations MidCap Growth Subaccount(1)	Oppenheimer Capital Appreciation Subaccount(1)	Oppenheimer Main Street Growth & Income Subaccount(1)	Oppenheimer Strategic Bond Subaccount(1)
Operations
Net investment income (loss)	$(3,290)	$(2,800)	$(3,352)	$(4,310)
Net realized capital gains (losses) on investments	(26,022)	(10,698)	(5,964)	325
Net change in unrealized appreciation/depreciation of investments	(21,433)	(15,047)	(26,366)	46,810

Increase (decrease) in net assets from operations	(50,745)	(28,545)	(35,682)	42,825
Contract transactions
Net contract purchase payments	713,897	366,345	616,653	965,147
Transfer payments from (to) other subaccounts or general account	267,948	481,911	596,379	395,608
Contract terminations, withdrawals, and other deductions	(2,734)	(3,700)	(5,004)	(2,244)
Contract maintenance charges	(3)	—	(5)	—

Increase (decrease) in net assets from contract transactions	979,108	844,556	1,208,023	1,358,511

Net increase (decrease) in net assets	928,363	816,011	1,172,341	1,401,336
Net assets:
Beginning of the period	—	—	—	—

End of the period	$928,363	$816,011	$1,172,341	$1,401,336

See accompanying notes.

37

Separate Account VA K—

Retirement Income Builder III Variable Annuity

Statements of Changes in Net Assets

Period May 1, 2002 (Commencement

of Operations) Through December 31, 2002, Except as Noted

	Putnam VT Growth and Income Subaccount(1)	Putnam VT Research Subaccount(1)	Fidelity—VIP Equity-Income Subaccount(1)	Fidelity—VIP Growth Subaccount(1)
Operations
Net investment income (loss)	$(1,324)	$(183)	$(5,182)	$(2,128)
Net realized capital gains (losses) on investments	(160)	1,194	(9,319)	(9,971)
Net change in unrealized appreciation/depreciation of investments	(9,168)	(431)	(3,295)	(19,488)

Increase (decrease) in net assets from operations	(10,652)	580	(17,796)	(31,587)
Contract transactions
Net contract purchase payments	246,478	32,871	695,968	376,137
Transfer payments from (to) other subaccounts or general account	100,000	14,375	972,044	178,973
Contract terminations, withdrawals, and other deductions	(1,128)	—	(24,826)	(277)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	345,350	47,246	1,643,186	554,833

Net increase (decrease) in net assets	334,698	47,826	1,625,390	523,246
Net assets:
Beginning of the period	—	—	—	—

End of the period	$334,698	$47,826	$1,625,390	$523,246

See accompanying notes.

38

Separate Account VA K—

Retirement Income Builder III Variable Annuity

Statements of Changes in Net Assets

Period May 1, 2002 (Commencement

of Operations) Through December 31, 2002, Except as Noted

	Fidelity—VIP Growth Opportunities Subaccount(1)	Fidelity—VIP Mid Cap Subaccount(1)

Operations
Net investment income (loss)	$(116)	$(4,502)
Net realized capital gains (losses) on investments	(3,012)	(19,868)
Net change in unrealized appreciation/depreciation of investments	(2,531)	15,932

Increase (decrease) in net assets from operations	(5,659)	(8,438)
Contract transactions
Net contract purchase payments	47,466	894,853
Transfer payments from (to) other subaccounts or general account	11,574	413,881
Contract terminations, withdrawals, and other deductions	—	(8,381)
Contract maintenance charges	—	—

Increase (decrease) in net assets from contract transactions	59,040	1,300,353

Net increase (decrease) in net assets	53,381	1,291,915
Net assets:
Beginning of the period	—	—

End of the period	$53,381	$1,291,915

See accompanying notes.

39

Separate Account VA K—

Retirement Income Builder III Variable Annuity

Notes to Financial Statements

December 31, 2002

1. Organization and Summary of Significant Accounting Policies

Organization

Retirement Builder Variable Annuity Account (the Mutual Fund Account) is a segregated investment account of Transamerica Life Insurance Company (Transamerica Life), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of multiple investment subaccounts. Activity in the fifty specified investment subaccounts (each a Series Fund and collectively the Series Funds) is available to contract owners of the Retirement Income Builder III Variable Annuity. The remaining subaccounts (not presented herein) are available for investment by contract owners of the Retirement Income Builder Variable Annuity, the Portfolio Select Variable Annuity, The One Income Annuity, and the Immediate Income Builder, also offered by Transamerica Life. The amounts reported herein represent the activity related to contract owners of the Retirement Income Builder III Variable Annuity only. Each Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.

Subaccount Investment by Fund:
AEGON/Transamerica Series Fund, Inc.:	Franklin Templeton Variable Insurance Products Trust—Class 2:
Aggressive Asset Allocation	Franklin Small Cap Fund
Conservative Asset Allocation	Mutual Shares Securities Fund
Moderate Asset Allocation	Templeton Foreign Securities Fund
Moderately Aggressive Asset Allocation	Janus Aspen Series—Service Shares:
AEGON Bond	Janus Aspen—Worldwide Growth Portfolio
Capital Guardian Global	MFS® Variable Insurance TrustSM:
Capital Guardian U.S. Equity	MFS Emerging Growth Series
Capital Guardian Value	MFS Research Series
Dreyfus Mid Cap	MFS Total Return Series
Dreyfus Small Cap Value	MFS Utilities Series
Federated Growth & Income	Nations Separate Account Trust:
Janus Growth (A/T)	Nations High Yield Bond Portfolio
Jennison Growth	Nations International Value Portfolio
MFS High Yield	Nations Marsico Growth Portfolio
PIMCO Total Return	Nations Marsico Focused Equities Portfolio
Third Avenue Value	Nations Marsico International Opportunitites Portfolio
T. Rowe Price Equity Income	Nations Marsico 21st Century Portfolio
T. Rowe Price Small Cap	Nations MidCap Growth Portfolio
Transamerica Equity	Oppenheimer Variable Account Funds:
Transamerica Money Market	Oppenheimer Capital Appreciation Fund/VA
Van Kampen Emerging Growth	Oppenheimer Main Street Growth & Income Fund/VA
AIM Variable Insurance Funds, Inc.—Series II:	Oppenheimer Strategic Bond Fund/VA
AIM V.I. Capital Appreciation Fund	Putnam Variable Trust—Class IB Shares:
AIM V.I. Core Equity Fund	Putnam VT Growth and Income Fund
AIM V.I. Premier Equity Fund	Putnam VT Research Fund
Alliance Variable Products Series Fund, Inc.—Class B:	Variable Insurance Products Fund (VIP)—Service Class 2:
Alliance Premier Growth Portfolio	Fidelity—VIP Equity-Income Portfolio
Alliance Technology Portfolio	Fidelity—VIP Growth Portfolio
Fidelity—VIP Growth Opportunities Portfolio
Fidelity—VIP Mid Cap Portfolio

40

Separate Account VA K—

Retirement Income Builder III Variable Annuity

Notes to Financial Statements

December 31, 2002

1. Organization and Summary of Significant Accounting Policies (continued)

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Aggressive Asset Allocation	May 1, 2002
Conservative Asset Allocation	May 1, 2002
Moderate Asset Allocation	May 1, 2002
Moderately Aggressive Asset Allocation	May 1, 2002
AEGON Bond	May 1, 2002
Dreyfus Mid Cap	May 1, 2002
Dreyfus Small Cap Value	May 1, 2002
Federated Growth & Income	May 1, 2002
Janus Growth (A/T)	May 1, 2002
Jennison Growth	May 1, 2002
MFS High Yield	May 1, 2002
PIMCO Total Return	May 1, 2002
Third Avenue Value	May 1, 2002
T. Rowe Price Equity Income	May 1, 2002
T. Rowe Price Small Cap	May 1, 2002
Transamerica Equity	May 1, 2002
Transamerica Money Market	May 1, 2002
Van Kampen Emerging Growth	May 1, 2002
AIM V.I. Capital Appreciation	May 1, 2002
AIM V.I. Core Equity	May 1, 2002
AIM V.I. Premier Equity	May 1, 2002
Alliance Premier Growth	May 1, 2002
Alliance Technology	May 1, 2002
Franklin Small Cap	May 1, 2002
Mutual Shares Securities	May 1, 2002
Templeton Foreign Securities	May 1, 2002
Janus Aspen—Worldwide Growth	May 1, 2002
MFS Emerging Growth	May 1, 2002
MFS Research	May 1, 2002
MFS Total Return	May 1, 2002
MFS Utilities	May 1, 2002
Nations High Yield Bond	May 1, 2002
Nations International Value	May 1, 2002
Nations Marsico Growth	May 1, 2002
Nations Marsico Focused Equities	May 1, 2002
Nations Marsico International Opportunitites	May 1, 2002
Nations Marsico 21st Century	May 1, 2002
Nations MidCap Growth	May 1, 2002

41

Separate Account VA K—

Retirement Income Builder III Variable Annuity

Notes to Financial Statements

December 31, 2002

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount	Inception Date
Oppenheimer Capital Appreciation	May 1, 2002
Oppenheimer Main Street Growth & Income	May 1, 2002
Oppenheimer Strategic Bond	May 1, 2002
Putnam VT Growth and Income	May 1, 2002
Putnam VT Research	May 1, 2002
Fidelity—VIP Equity-Income	May 1, 2002
Fidelity—VIP Growth	May 1, 2002
Fidelity—VIP Growth Opportunities	May 1, 2002
Fidelity—VIP Mid Cap	May 1, 2002
Capital Guardian Global	August 31, 2002
Capital Guardian U.S. Equity	August 31, 2002
Capital Guardian Value	August 31, 2002

Investments

Net purchase payments received by the Mutual Fund Account for the Retirement Income Builder III Variable Annuity are invested in the portfolios of the Series Funds, as selected by the contract owner. Investments are stated at the closing net asset values per share as of December 31, 2002.

Realized capital gains and losses from sales of shares in the mutual funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Series Funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Fund investments are reinvested to purchase additional mutual fund shares.

42

Separate Account VA K—

Retirement Income Builder III Variable Annuity

Notes to Financial Statements

December 31, 2002

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2002 were as follows:

	Purchases	Sales
AEGON/Transamerica Series Fund, Inc.:
Aggressive Asset Allocation	$831,119	$50,818
Conservative Asset Allocation	3,224,119	630,819
Moderate Asset Allocation	9,464,819	97,317
Moderately Aggressive Asset Allocation	7,509,053	171,851
AEGON Bond	3,576,804	134,817
Capital Guardian Global	103,981	88
Capital Guardian U.S. Equity	389,272	637
Capital Guardian Value	861,408	2,022
Dreyfus Mid Cap	998,228	17,996
Dreyfus Small Cap Value	385,486	57,443
Federated Growth & Income	1,946,972	209,890
Janus Growth (A/T)	380,304	57,975
Jennison Growth	20,009	113
MFS High Yield	308,382	6,640
PIMCO Total Return	7,849,208	21,007
Third Avenue Value	1,313,692	73,847
T. Rowe Price Equity Income	2,671,544	50,957
T. Rowe Price Small Cap	932,938	49,448
Transamerica Equity	1,630,999	179,080
Transamerica Money Market	5,075,576	1,316,316
Van Kampen Emerging Growth	377,570	46,387
AIM Variable Insurance Funds, Inc.—Series II:
AIM V.I. Capital Appreciation Fund	256,240	12,643
AIM V.I. Core Equity Fund	152,448	52,045
AIM V.I. Premier Equity Fund	401,459	217,480
Alliance Variable Products Series Fund, Inc.—Class B:
Alliance Premier Growth Portfolio	274,324	31,233
Alliance Technology Portfolio	39,263	144
Franklin Templeton Variable Insurance Products Trust—Class 2:
Franklin Small Cap Fund	1,336,684	99,626
Mutual Shares Securities Fund	2,548,906	64,267
Templeton Foreign Securities Fund	1,280,685	56,095

43

Separate Account VA K—

Retirement Income Builder III Variable Annuity

Notes to Financial Statements

December 31, 2002

2. Investments (continued)

	Purchases	Sales
Janus Aspen Series—Service Shares:
Janus Aspen—Worldwide Growth Portfolio	$632,561	$145,931
MFS® Variable Insurance TrustSM:
MFS Emerging Growth Series	146,025	25,456
MFS Research Series	300,585	2,469
MFS Total Return Series	3,943,281	39,981
MFS Utilities Series	470,074	33,732
Nations Separate Account Trust:
Nations High Yield Bond Portfolio	2,465,656	45,107
Nations International Value Portfolio	636,587	92,798
Nations Marsico Growth Portfolio	1,998,176	118,444
Nations Marsico Focused Equities Portfolio	3,472,657	374,947
Nations Marsico International Opportunitites Portfolio	1,040,415	12,685
Nations Marsico 21st Century Portfolio	410,362	129,140
Nations MidCap Growth Portfolio	1,101,028	125,225
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA	902,893	61,141
Oppenheimer Main Street Growth & Income Fund/VA	1,245,915	41,255
Oppenheimer Strategic Bond Fund/VA	1,427,887	73,679
Putnam Variable Trust—Class IB Shares:
Putnam VT Growth and Income Fund	344,748	719
Putnam VT Research Fund	59,214	12,149
Variable Insurance Products Fund (VIP)—Service Class 2:
Fidelity—VIP Equity-Income Portfolio	1,691,602	53,619
Fidelity—VIP Growth Portfolio	802,176	249,471
Fidelity—VIP Growth Opportunities Portfolio	104,659	45,734
Fidelity—VIP Mid Cap Portfolio	1,471,534	175,677

44

Separate Account VA K—

Retirement Income Builder III Variable Annuity

Notes to Financial Statements

December 31, 2002

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Aggressive Asset Allocation Subaccount(1)	Conservative Asset Allocation Subaccount(1)	Moderate Asset Allocation Subaccount(1)	Moderately Aggressive Asset Allocation Subaccount(1)	AEGON Bond Subaccount(1)
Units outstanding at May 1, 2002	—	—	—	—	—
Units purchased	918,225	2,223,369	7,135,125	4,932,862	1,960,575
Units redeemed and transferred	54,359	662,437	3,603,115	3,753,554	1,329,478

Units outstanding at December 31, 2002	972,584	2,885,806	10,738,240	8,686,416	3,290,053

	Capital Guardian Global Subaccount(1)	Capital Guardian U.S. Equity Subaccount(1)	Capital Guardian Value Subaccount(1)	Dreyfus Mid Cap Subaccount(1)	Dreyfus Small Cap Value Subaccount(1)
Units outstanding at May 1, 2002	—	—	—	—	—
Units purchased	72,187	343,656	542,163	717,259	195,077
Units redeemed and transferred	31,405	35,377	328,847	477,299	230,133

Units outstanding at December 31, 2002	103,592	379,033	871,010	1,194,558	425,210

	Federated Growth & Income Subaccount(1)	Janus Growth (A/T) Subaccount(1)	Jennison Growth Subaccount(1)	MFS High Yield Subaccount(1)	PIMCO Total Return Subaccount(1)
Units outstanding at May 1, 2002	—	—	—	—	—
Units purchased	1,236,080	263,745	23,329	225,844	4,592,325
Units redeemed and transferred	632,635	124,528	(6)	81,045	3,039,216

Units outstanding at December 31, 2002	1,868,715	388,273	23,323	306,889	7,631,541

45

Separate Account VA K—

Retirement Income Builder III Variable Annuity

Notes to Financial Statements

December 31, 2002

3. Accumulation Units Outstanding (continued)

	Third Avenue Value Subaccount(1)	T. Rowe Price Equity Income Subaccount(1)	T. Rowe Price Small Cap Subaccount(1)	Transamerica Equity Subaccount(1)	Transamerica Money Market Subaccount(1)
Units outstanding at May 1, 2002	—	—	—	—	—
Units purchased	628,715	2,268,121	580,153	844,322	3,583,589
Units redeemed and transferred	883,461	815,997	584,116	887,112	178,109

Units outstanding at December 31, 2002	1,512,176	3,084,118	1,164,269	1,731,434	3,761,698

	Van Kampen Emerging Growth Subaccount(1)	AIM V.I. Capital Appreciation Subaccount(1)	AIM V.I. Core Equity Subaccount(1)	AIM V.I. Premier Equity Subaccount(1)	Alliance Premier Growth Subaccount(1)

Units outstanding at May 1, 2002	—	—	—	—	—
Units purchased	286,243	225,169	189,611	408,144	93,175
Units redeemed and transferred	142,990	76,057	19,535	(170,569)	205,457

Units outstanding at December 31, 2002	429,233	301,226	209,146	237,575	298,632

	Alliance Technology Subaccount(1)	Franklin Small Cap Subaccount(1)	Mutual Shares Securities Subaccount(1)	Templeton Foreign Securities Subaccount(1)	Janus Aspen— Worldwide Growth Subaccount(1)
Units outstanding at May 1, 2002	—	—	—	—	—
Units purchased	33,499	1,011,331	1,762,813	1,104,117	486,412
Units redeemed and transferred	22,160	632,456	1,150,491	422,807	113,159

Units outstanding at December 31, 2002	55,659	1,643,787	2,913,304	1,526,924	599,571

46

Separate Account VA K—

Retirement Income Builder III Variable Annuity

Notes to Financial Statements

December 31, 2002

3. Accumulation Units Outstanding (continued)

	MFS Emerging Growth Subaccount(1)	MFS Research Subaccount(1)	MFS Total Return Subaccount(1)	MFS Utilities Subaccount(1)	Nations High Yield Bond Subaccount(1)
Units outstanding at May 1, 2002	—	—	—	—	—
Units purchased	44,700	139,248	2,000,702	345,809	1,328,395
Units redeemed and transferred	109,277	235,370	2,281,886	201,721	1,149,678

Units outstanding at December 31, 2002	153,977	374,618	4,282,588	547,530	2,478,073

	Nations International Value Subaccount(1)	Nations Marsico Growth Subaccount(1)	Nations Marsico Focused Equities Subaccount(1)	Nations Marsico International Opportunities Subaccount(1)	Nations Marsico 21st Century Subaccount(1)
Units outstanding at May 1, 2002	—	—	—	—	—
Units purchased	393,154	1,577,105	2,066,742	639,084	267,397
Units redeemed and transferred	227,565	695,313	1,598,419	535,391	49,440

Units outstanding at December 31, 2002	620,719	2,272,418	3,665,161	1,174,475	316,837

	Nations MidCap Growth Subaccount(1)	Oppenheimer Capital Appreciation Subaccount(1)	Oppenheimer Main Street Growth & Income Subaccount(1)	Oppenheimer Strategic Bond Subaccount(1)	Putnam VT Growth and Income Subaccount(1)
Units outstanding at May 1, 2002	—	—	—	—	—
Units purchased	910,151	457,300	746,148	967,604	290,937
Units redeemed and transferred	354,333	581,895	710,742	395,055	120,065

Units outstanding at December 31, 2002	1,264,484	1,039,195	1,456,890	1,362,659	411,002

47

Separate Account VA K—

Retirement Income Builder III Variable Annuity

Notes to Financial Statements

December 31, 2002

3. Accumulation Units Outstanding (continued)

	Putnam VT Research Subaccount(1)	Fidelity—VIP Equity-Income Subaccount(1)	Fidelity—VIP Growth Subaccount(1)	Fidelity—VIP Growth Opportunities Subaccount(1)	Fidelity—VIP Mid Cap Subaccount(1)
Units outstanding at May 1, 2002	—	—	—	—	—
Units purchased	42,019	839,923	469,840	54,381	1,080,208
Units redeemed and transferred	16,778	1,145,743	232,844	10,942	427,128

Units outstanding at December 31, 2002	58,797	1,985,666	702,684	65,323	1,507,336

48

Separate Account VA K—

Retirement Income Builder III Variable Annuity

Notes to Financial Statements

December 31, 2002

4. Financial Highlights

The Mutual Fund Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

The Mutual Fund Account has presented the following disclosures required by the AICPA Audit and Accounting Guide for Investment Companies.

Subaccount	Year Ended		Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Lowest to Highest
Aggressive Asset Allocation	12/31/2002	(1)	972,584	$0.80 to $0.81	$783,084	0.00%	1.25% to 2.00%	(19.78)% to (19.38)%
Conservative Asset Allocation	12/31/2002	(1)	2,885,806	0.89 to 0.90	2,587,957	0.00	1.25 to 2.00	(10.65) to (10.21)
Moderate Asset Allocation	12/31/2002	(1)	10,738,240	0.87 to 0.87	9,325,280	0.00	1.25 to 2.00	(13.49) to (13.06)
Moderately Aggressive Asset Allocation	12/31/2002	(1)	8,686,416	0.84 to 0.84	7,291,981	0.00	1.25 to 2.00	(16.34) to (15.93)
AEGON Bond	12/31/2002	(1)	3,290,053	1.06 to 1.07	3,512,612	1.21	1.25 to 2.00	6.39 to 6.92
Capital Guardian Global	12/31/2002	(1)	103,592	1.01 to 1.01	104,506	0.01	1.25 to 2.00	0.68 to 0.99
Capital Guardian U.S. Equity	12/31/2002	(1)	379,033	1.03 to 1.03	389,374	0.01	1.25 to 2.00	2.52 to 2.84
Capital Guardian Value	12/31/2002	(1)	871,010	0.99 to 0.99	863,369	0.52	1.25 to 2.00	(1.05) to (0.74)
Dreyfus Mid Cap	12/31/2002	(1)	1,194,558	0.80 to 0.80	956,855	0.03	1.25 to 2.00	(20.16) to (19.77)
Dreyfus Small Cap Value	12/31/2002	(1)	425,210	0.62 to 0.63	265,457	18.29	1.25 to 2.00	(37.81) to (37.50)
Federated Growth & Income	12/31/2002	(1)	1,868,715	0.93 to 0.93	1,735,399	4.09	1.25 to 2.00	(7.45) to (6.99)
Janus Growth (A/T)	12/31/2002	(1)	388,273	0.79 to 0.80	308,752	0.00	1.25 to 2.00	(20.78) to (20.39)
Jennison Growth	12/31/2002	(1)	23,323	0.75 to 0.75	17,577	0.00	1.25 to 2.00	(25.00) to (24.63)
MFS High Yield	12/31/2002	(1)	306,889	0.99 to 0.99	303,478	2.20	1.25 to 2.00	(1.48) to (1.00)
PIMCO Total Return	12/31/2002	(1)	7,631,541	1.05 to 1.05	8,023,696	0.00	1.25 to 2.00	4.80 to 5.32

49

Separate Account VA K—

Retirement Income Builder III Variable Annuity

Notes to Financial Statements

December 31, 2002

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Lowest to Highest
Third Avenue Value	12/31/2002	(1)	1,512,176	$0.81 to $0.81	$1,229,622	1.23%	1.25% to 2.00%	(18.95)% to (18.55)%
T. Rowe Price Equity Income	12/31/2002	(1)	3,084,118	0.84 to 0.84	2,591,695	0.74	1.25 to 2.00	(16.28) to (15.86)
T. Rowe Price Small Cap	12/31/2002	(1)	1,164,269	0.74 to 0.74	864,991	0.00	1.25 to 2.00	(25.94) to (25.58)
Transamerica Equity	12/31/2002	(1)	1,731,434	0.84 to 0.84	1,458,038	0.00	1.25 to 2.00	(16.10) to (15.68)
Transamerica Money Market	12/31/2002	(1)	3,761,698	1.00 to 1.00	3,759,381	0.74	1.25 to 2.00	(0.41) to 0.08
Van Kampen Emerging Growth	12/31/2002	(1)	429,233	0.72 to 0.72	310,409	0.05	1.25 to 2.00	(27.94) to (27.58)
AIM V.I. Capital Appreciation	12/31/2002	(1)	301,226	0.79 to 0.79	239,028	0.00	1.25 to 2.00	(20.96) to (20.57)
AIM V.I. Core Equity	12/31/2002	(1)	209,146	0.84 to 0.85	176,685	0.96	1.25 to 2.00	(15.77) to (15.36)
AIM V.I. Premier Equity	12/31/2002	(1)	237,575	0.77 to 0.77	182,960	0.43	1.25 to 2.00	(23.31) to (22.93)
Alliance Premier Growth	12/31/2002	(1)	298,632	0.78 to 0.78	233,671	0.00	1.25 to 2.00	(22.02) to (21.63)
Alliance Technology	12/31/2002	(1)	55,659	0.68 to 0.68	37,701	0.00	1.25 to 2.00	(32.50) to (32.16)
Franklin Small Cap	12/31/2002	(1)	1,643,787	0.76 to 0.76	1,249,710	0.04	1.25 to 2.00	(24.23) to (23.78)
Mutual Shares Securities	12/31/2002	(1)	2,913,304	0.84 to 0.85	2,460,069	0.13	1.25 to 2.00	(15.85) to (15.43)
Templeton Foreign Securities	12/31/2002	(1)	1,526,924	0.78 to 0.79	1,197,640	0.16	1.25 to 2.00	(21.83) to (21.44)
Janus Aspen—Worldwide Growth	12/31/2002	(1)	599,571	0.78 to 0.78	468,197	0.78	1.25 to 2.00	(22.25) to (21.86)
MFS Emerging Growth	12/31/2002	(1)	153,977	0.74 to 0.75	114,961	0.00	1.25 to 2.00	(25.60) to (25.23)
MFS Research	12/31/2002	(1)	374,618	0.78 to 0.79	293,925	0.00	1.25 to 2.00	(21.78) to (21.39)
MFS Total Return	12/31/2002	(1)	4,282,588	0.91 to 0.92	3,929,059	0.00	1.25 to 2.00	(8.56) to (8.10)

50

Separate Account VA K—

Retirement Income Builder III Variable Annuity

Notes to Financial Statements

December 31, 2002

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Lowest to Highest
MFS Utilities	12/31/2002	(1)	547,530	$0.83 to $0.84	$458,203	0.00%	1.25% to 2.00%	(16.63) % to (16.21) %
Nations High Yield Bond	12/31/2002	(1)	2,478,073	0.96 to 0.96	2,377,948	19.16	1.25 to 2.00	(4.34) to (3.86)
Nations International Value	12/31/2002	(1)	620,719	0.79 to 0.79	490,878	2.37	1.25 to 2.00	(21.18) to (20.79)
Nations Marsico Growth	12/31/2002	(1)	2,272,418	0.78 to 0.79	1,785,619	0.00	1.25 to 2.00	(21.67) to (21.28)
Nations Marsico Focused Equities	12/31/2002	(1)	3,665,161	0.79 to 0.79	2,898,061	0.00	1.25 to 2.00	(21.18) to (20.79)
Nations Marsico International Opportunities	12/31/2002	(1)	1,174,475	0.85 to 0.86	1,006,234	0.12	1.25 to 2.00	(14.62) to (14.20)
Nations Marsico 21st Century	12/31/2002	(1)	316,837	0.87 to 0.87	275,152	0.00	1.25 to 2.00	(13.44) to (13.02)
Nations MidCap Growth	12/31/2002	(1)	1,264,484	0.73 to 0.74	928,363	0.00	1.25 to 2.00	(26.81) to (26.45)
Oppenheimer Capital Appreciation	12/31/2002	(1)	1,039,195	0.78 to 0.79	816,011	0.00	1.25 to 2.00	(21.78) to (21.39)
Oppenheimer Main Street Growth & Income	12/31/2002	(1)	1,456,890	0.80 to 0.81	1,172,341	0.00	1.25 to 2.00	(19.81) to (19.42)
Oppenheimer Strategic Bond	12/31/2002	(1)	1,362,659	1.02 to 1.03	1,401,336	0.00	1.25 to 2.00	2.41 to 2.92
Putnam VT Growth and Income	12/31/2002	(1)	411,002	0.81 to 0.82	334,698	0.00	1.25 to 2.00	(18.83) to (18.42)
Putnam VT Research	12/31/2002	(1)	58,797	0.81 to 0.81	47,826	0.00	1.25 to 2.00	(19.01) to (18.61)
Fidelity—VIP Equity-Income	12/31/2002	(1)	1,985,666	0.82 to 0.82	1,625,390	0.00	1.25 to 2.00	(18.44) to (18.04)
Fidelity—VIP Growth	12/31/2002	(1)	702,684	0.74 to 0.75	523,246	0.00	1.25 to 2.00	(25.85) to (25.49)
Fidelity—VIP Growth Opportunities	12/31/2002	(1)	65,323	0.81 to 0.82	53,381	0.00	1.25 to 2.00	(18.59) to (18.19)
Fidelity – VIP Mid Cap	12/31/2002	(1)	1,507,336	0.85 to 0.86	1,291,915	0.00	1.25 to 2.00	(14.58) to (14.16)

51

Separate Account VA K—

Retirement Income Builder III Variable Annuity

Notes to Financial Statements

December 31, 2002

4. Financial Highlights (continued)

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest.

**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded. Expense ratio(s) for periods of less than one year have been annualized.

***	These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

52

Separate Account VA K—

Retirement Income Builder III Variable Annuity

Notes to Financial Statements

December 31, 2002

5. Administrative, Mortality, and Expense Risk Charge

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for Transamerica Life’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the account and ranges from 1.10% to 1.85%, depending on death benefit selected. Contract owners should see their actual policy and any related attachments to determine their specific charges.

An administrative charge of .15% annually is deducted from the client values of the subaccounts of the Mutual Fund Account. This charge is assessed daily along with an annual policy fee of the lesser of 2% of the policy value or $30 per contract. The annual policy fee is deducted proportionately from the subaccounts’ accumulated values. These deductions represent reimbursement for the costs expected to be incurred over the life of the contract for issuing and maintaining each contract and the Mutual Fund Account.

6. Income Taxes

Operations of the Mutual Fund Account form a part of Transamerica Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of Transamerica Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from Transamerica Life. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to Transamerica Life, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

53

PART C

OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

(a)  Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)  Exhibits:

(1)	(a)		Resolution of the Board of Directors of Transamerica Life Insurance Company authorizing establishment of the Mutual Fund Account. Note 5.

(2)			Not Applicable.

(3)	(a)		Principal Underwriting Agreement by and between Transamerica Life Insurance Company, on its own behalf and on the behalf of the Mutual Fund Account, and AFSG Securities Corporation. Note 6.

	(a)	(1)

Form of Amended and Reinstated Principal Underwriting Agreement by and between AFSG Securities Corporation and Transamerica Life Insurance Company on its behalf and on behalf of the separate investment accounts. Note 16.

	(b)		Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer. Note 5.

(4)	(a)		Form of Policy. Note 18.

	(b)		Form of Policy Rider (Managed Annuity Program). Note 1.

	(c)		Form of Policy Rider (Beneficiary Earnings Enhancement). Note 2.

	(d)		Form of Policy Rider (Beneficiary Earnings Enhancement—Extra). Note 18.

	(e)		Form of Policy Endorsement (Initial Payment Guarantee). Note 3.

	(f)		Form of Policy Rider (Liquidity Rider). Note 18.

	(g)		Form of Policy Rider (MAP II). Note 19.

(5)	(a)		Form of Application. Note 17.

	(b)		Form of Application. Note 21

(6)	(a)		Articles of Incorporation of Transamerica Life Insurance Company. Note 4.

	(b)		ByLaws of Transamerica Life Insurance Company. Note 4.

(7)			Not Applicable.

(8)	(a)		Participation Agreement among WRL Series Fund, Inc., Western Reserve Life Assurance Co. of Ohio, and PFL Life Insurance Company. Note 6.

	(a)	(1)

Amendment No. 16 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 4.

	(a)	(2)

Amendment No. 17 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 3.

	(a)	(3)	Form of Amendment No. 20 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life

Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 16.

(b)		Participation Agreement by and among AIM Variable Insurance funds, Inc., AIM Distributors, Inc., PFL Life Insurance Company and AFSG Securities Corporation. Note 7.

(b)	(1)	Form of Amendment No. 7 to Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc., Transamerica Life Insurance Company and AFSG Securities Corporation. Note 16.

(c)		Participation Agreement by and among Alliance Variable Products Series Fund, Inc., PFL Life Insurance Company, AFSG Securities Corporation. Note 8.

(c)	(1)	Amendment No. 1 to Participation Agreement by and among Alliance Variable Products Series Fund, Inc., PFL Life Insurance Company, AFSG Securities Corporation. Note 9.

(c)	(2)	Form of Amendment No. 3 to Participation Agreement by and among Alliance Variable Products Series Fund, Inc., PFL Life Insurance Company, AFSG Securities Corporation. Note 16.

(d)		Revised Participation Agreement by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., and PFL Life Insurance Company. Note 2.

(d)	(1)

Form of Amendment No. 2 to Participation Agreement by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., and Transamerica Life Insurance Company. Note 16.

(e)		Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 8.

(e)	(1)	Amendment No. 2 to Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 10.

(e)	(2)	Form of Amendment No. 3 to Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 16.

(f)		Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 11.

(f)	(1)	Partial Termination of Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 12.

(f)	(2)	Form of Amendment to Participation Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company, and Transamerica Life Insurance Company. Note 16.

(g)		Participation Agreement between Nations Separate Account Trust, Transamerica Life Insurance Company, Stephens Inc., and AFSG Securities Corporation. Note 9.

(g)	(1)	Form of Amendment No. 1 to Participation Agreement between Nations Separate Account Trust, Transamerica Life Insurance Company, Stephens Inc., and AFSG Securities Corporation. Note 16.

(h)		Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., and PFL Life Insurance Company. Note 11.

(h)	(1)	Amendment No. 6 to Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., and PFL Life Insurance Company. Note 16.

(h)	(2)	Form of Amendment No. 7 to Participation Agreement among

			Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., and PFL Life Insurance Company. Note 16.

	(i)		Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp. and PFL Life Insurance Company. Note 7.

	(i)	(1)	Form of Amendment to Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp. and PFL Life Insurance Company. Note 16.

	(j)		Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 13.

	(j)	(1)	Amendment No. 4 to Participation Agreement (VIP I). Note 14.

	(j)	(2)	Form of Amendment No. 6 to Participation Agreement (VIP I). Note 16.

	(k)		Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 15.

	(k)	(1)	Amendment No. 2 to Participation Agreement (VIP III). Note 14.

	(k)	(2)	Form of Amendment No. 4 to Participation Agreement (VIP III). Note 16.

(9)			Opinion and Consent of Counsel. Note 16.

(10)	(a)		Consent of Independent Auditors. Note 21.

	(b)		Opinion and Consent of Actuary. Note 21.

(11)			Not applicable.

(12)			Not applicable.

(13)	Performance Data Calculations. Note 21.

(14)	Powers of Attorney. (P.S. Baird, C.D. Vermie, L.N. Norman, B. Herbert, Jr., D.C. Kolsrud, R.J. Kontz, B.K. Clancy) Note 5. (C.H. Garrett, A.C. Schneider) Note 17.

Note 1.	Incorporated herein by reference to Post-Effective Amendment No. 26 to form N-4 Registration Statement (File No. 33-33085) on October 2, 2001.
Note 2.	Incorporated herein by reference to Post-Effective Amendment No. 10 to form N-4 Registration Statement (File No. 333-07509) on April 30, 2001.
Note 3.	Incorporated herein by reference to Post-Effective Amendment No. 25 to form N-4 Registration Statement (File No. 33-33085) on April 27, 2001.
Note 4.	Incorporated herein by reference to initial filing of form N-4 Registration Statement (File No. 333-62738) on June 11, 2001.
Note 5.	Incorporated herein by reference to initial filing of Form N-4 Registration Statement (File No. 333-76230) on January 18, 2002.
Note 6.	Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-26209) on April 29, 1998.
Note 7.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-7509) on July 16, 1998.
Note 8.	Incorporated herein by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-26209) on April 28, 2000.
Note 9.	Incorporated herein by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 333-7509) on January 18, 2002.
Note 10.	Incorporated herein by reference to Post-Effective Amendment No. 22 to Form N-4 Registration Statement (File No. 33-33085) on October 3, 2000.
Note 11.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-7509) on December 23, 1997.
Note 12.	Incorporated herein by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-7509) on April 29, 1999.
Note 13.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-7509) on December 6, 1996.
Note 14.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-63086) on September 13, 2001.
Note 15.	Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-7509) on April 29, 1997.
Note 16.	Filed with Pre-effective Amendment No. 1 to this Form N-4 Registration Statement (File No. 333-76230) on May 20, 2002.
Note 17.	Filed with Post-Effective Amendment No. 2 to this Form N-4 Registration Statement (File No. 333-76230) on July 8, 2002.
Note 18.	Incorporated herein by reference to Pre-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-87792) on July 15, 2002.
Note 19.	Incorporated herein by reference to Post-Effective Amendment No. 31 to Form N-4 Registration Statement (File No. 33-33085) on October 15, 2002.
Note 20.	Filed with Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-76235) on December 30, 2002.
Note 4.	Filed herewith.

Item 25.    Directors and Officers of the Depositor (Transamerica Life Insurance Company)

Name and Business Address	Principal Positions and Offices with Depositor
Larry N. Norman 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Chairman of the Board and President

Craig D. Vermie 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Vice President, Secretary and General Counsel

Robert J. Kontz 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Vice President and Corporate Controller

Brenda K. Clancy 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Vice President, Treasurer and Chief Financial Officer

Christopher H. Garrett 4333 Edgewood Road, N.E. Cedar Rapids, IA. 52499-0001	Director

Arthur C. Schneider 4333 Edgewood Road N.E. Cedar Rapids, IA. 52499-0001	Director, Vice President and CFO-Financial Partners Chief Tax Officer

Item 26.     Persons Controlled by or under Common Control With the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON N.V.	Netherlands	32.47% of Vereniging AEGON Netherlands Membership Association	Holding company

AEGON Derivatives B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON International N.V.	Netherlands	100% AEGON N.V.	Holding company

The AEGON Trust Voting Trust Trustees: Donald J. Shepard Dennis Hersch Joseph B.M. Streppel	Delaware		Voting Trust

AEGON U.S. Holding Corporation	Delaware	225 shares of Series A Preferred Stock owned by Scottish Equitable Finance Limited	Holding company

Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company

COPRA Reinsurance Company	New York	100% AEGON U.S. Holding Corporation	Holding company

AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company

AEGON U.S. Corporation	Iowa	AEGON U.S. Holding Corporation owns 10,000 shares (75.54%); AEGON USA, Inc. owns 3,238 shares (24.46%)	Holding Company

AEGON USA, Inc.	Iowa

10 shares Series A Preferred Stock owned by AEGON U.S Holding Corporation; 150,000 shares of Class B Non-Voting Stock owned by AEGON U.S. Corporation; 100 shares Voting Common Stock owned by AEGON U.S Corporation

Holding company

RCC North America LLC	Delaware	100% AEGON USA, Inc.	Real estate

ALH Properties Eight LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Eleven LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Fifteen LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Five LLC	Delaware	100% RCC North America LLC	Real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
ALH Properties Four LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Fourteen LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Nine LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Seven LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Seventeen LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Sixteen LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Ten LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Thirteen LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Three LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Twelve LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Two LLC	Delaware	100% RCC North America LLC	Real estate

BF Equity LLC	New York	100% RCC North America LLC	Real estate

Eighty-Six Yorkville, Inc.	Delaware	100% RCC North America LLC	Real estate

FGH Eastern Region LLC	Delaware	100% RCC North America LLC	Real estate

FGH Property Services LLC	Delaware	100% RCC North America LLC	Real estate

FGH Realty Credit LLC	Delaware	100% RCC North America LLC	Real estate

FGH USA LLC	Delaware	100% RCC North America LLC	Real estate

FGP 106 Fulton, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP 109th Street LLC	Delaware	100% RCC North America LLC	Real estate

FGP 90 West Street LLC	Delaware	100% RCC North America LLC	Real estate

FGP Bala, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Broadway LLC	Delaware	100% RCC North America LLC	Real estate

FGP Burkewood, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Bush Terminal, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Centereach, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Colonial Plaza, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Coram, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Emerson, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Franklin LLC.	Delaware	100% RCC North America LLC	Real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
FGP Herald Center, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Heritage Square, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Islandia, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Keene LLC	Delaware	100% RCC North America LLC	Real estate

FGP Lincoln, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Main Street, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Merrick, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Northern Blvd., Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Remsen, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Rockbeach, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Schenectady, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Stamford, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP West 14th Street, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP West 32nd Street, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP West Street Two LLC	Delaware	100% RCC North America LLC	Real estate

FGP West Street LLC	Delaware	100% RCC North America LLC	Real estate

Fifth FGP LLC	Delaware	100% RCC North America LLC	Real estate

First FGP LLC	Delaware	100% RCC North America LLC	Real estate

Fourth FGP LLC	Delaware	100% RCC North America LLC	Real estate

Second FGP LLC	Delaware	100% RCC North America LLC	Real estate

Seventh FGP LLC	Delaware	100% RCC North America LLC	Real estate

The RCC Group, Inc.	Delaware	100% RCC North America, LLC	Real estate

Third FGP LLC	Delaware	100% RCC North America, LLC	Real estate

Transamerica Holding Company LLC	Delaware	100 shares Common Stock owned by AEGON USA, Inc; 100 shares Series A Preferred Stock owned by AEGON USA, Inc.	Holding company

AEGON Funding Corp.	Delaware	100% Transamerica Holding Corporation LLC	Issue debt securities-net proceeds used to make loans to affiliates

AEGON USA Investment Management, LLC	Iowa	100% Transamerica Holding Corporation LLC.	Investment advisor

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

AUSA Holding Company	Maryland	100% AEGON USA, Inc.	Holding company

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer

World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

AEGON USA Investment Management, Inc.	Iowa	100% AUSA Holding Company	Investment advisor

AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Company	Administrative and investment services

RCC Properties Limited Partnership	Iowa	AEGON USA Realty Advisors, Inc. is General Partner and 5% owner.	Limited Partnership

QSC Holding, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and financial software production and sales

Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Information Systems for real estate investment management

Real Estate Alternatives Portfolio 1 LLC	DE	100% AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance

Premier Solutions Group, Inc.	Maryland	100% Creditor Resources, Inc.	Credit insurance

CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency

Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

George Beram & Company, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting

AEGON/Transamerica Investors Services, Inc.	Florida	100% AUSA Holding Company	Shareholder services

InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Provider of automobile extended maintenance contracts

Massachusetts Fidelity Trust Co.	Iowa	100% AUSA Holding Co.	Trust company

Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies

ADB Corporation, L.L.C.	Delaware	100% Money Services, Inc.	Special purpose limited Liability company

AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services

ORBA Insurance Services, Inc.	California	40.15% Money Services, Inc.	Insurance agency

Great Companies, L.L.C.	Iowa	30% Money Services, Inc.	Markets & sells mutual funds & individually managed accounts

Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company

Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management srvcs. to unaffiliated third party administrator

Monumental General Mass Marketing, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage

Trip Mate Insurance Agency, Inc.	Kansas	100% Monumental General Insurance Group, Inc.	Sale/admin. of travel insurance

National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services

Roundit, Inc.	Maryland	50% AUSA Holding Co.	Financial services

Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer

Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator

Zahorik Company, Inc.	California	100% AUSA Holding Co.	Broker-Dealer

ZCI, Inc.	Alabama	100% Zahorik Company, Inc.	Insurance agency

Zahorik Texas, Inc.	Texas	100% Zahorik Company, Inc.	Insurance agency

Commonwealth General Corporation (“CGC”)	Delaware	100% AEGON U.S. Corporation	Holding company

Academy Insurance Group, Inc.	Delaware	100% Commonwealth General Corporation	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Academy Life Insurance Co.	Missouri	100% Academy Insurance Group, Inc.	Insurance company

Pension Life Insurance Company of America	New Jersey	100% Academy Life Insurance Company	Insurance company

Ammest Massachusetts Insurance Agency, Inc.	Massachusetts	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Ammest Realty, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Ampac, Inc.	Texas	100% Academy Insurance Group, Inc.	Managing general agent

Ampac Insurance Agency, Inc. (EIN 23-2364438)	Pennsylvania	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

FED Financial, Inc.	Delaware	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Force Financial Group, Inc.	Delaware	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Force Financial Services, Inc.	Massachusetts	100% Force Financial Group, Inc.	Special-purpose subsidiary

Military Associates, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

NCOAA Management Company	Texas	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Unicom Administrative Services, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Provider of admin. services

Unicom Administrative Services, GmbH	Germany	100% Unicom Administrative Services, Inc.	Provider of admin. services

AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and admin. services to ins. cos.

AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies

AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Broker-Dealer

Ampac Insurance Agency, Inc. (EIN 23-1720755)	Pennsylvania	100% Commonwealth General Corporation	Provider of management support services

Compass Rose Development Corporation	Pennsylvania	100% Ampac Insurance Agency, Inc.	Special-purpose subsidiary

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Financial Planning Services, Inc.	Dist. Columbia	100% Ampac Insurance Agency, Inc.	Special-purpose subsidiary

Frazer Association Consultants, Inc.	Illinois	100% Ampac Insurance Agency, Inc.	TPA license-holder

National Home Life Corporation	Pennsylvania	100% Ampac Insurance Agency, Inc.	Special-purpose subsidiary

Valley Forge Associates, Inc.	Pennsylvania	100% Ampac Insurance Agency, Inc.	Furniture & equipment lessor

Veterans Benefit Plans, Inc.	Pennsylvania	100% Ampac Insurance Agency, Inc.	Administrator of group insurance programs

Veterans Insurance Services, Inc.	Delaware	100% Ampac Insurance Agency, Inc.	Special-purpose subsidiary

Benefit Plans, Inc.	Delaware	100% Commonwealth General Corporation	TPA for Peoples Security Life Insurance Company

AEGON Alliances, Inc.	Virginia	100% Benefit Plans, Inc.	General agent

Capital 200 Block Corporation	Delaware	100% Commonwealth General Corporation	Real estate holdings

Capital General Development Corporation	Delaware	100% Commonwealth General Development	Holding company

Monumental Life Insurance Company	Maryland	73.23% Capital General Development Company 26.77% First AUSA Life Insurance Company	Insurance company

AEGON Direct Marketing Services, Inc.	Maryland	100% Monumental Life Insurance Company	Marketing company

Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company

Apple Partners of Iowa LLC	Iowa	58.13% Monumental Life Insurance Company; 41.87% Peoples Benefit Life Insurance Company	Hold title on Trustee’s Deeds on secured property

Ammest Realty Corporation	Texas	100% Monumental Life Insurance Company	Special-purpose subsidiary

Exchange Management Services, Inc.	Missouri	100% Monumental Life Insurance Company	Management company

Peoples Benefit Life Insurance Company	Iowa	3.7% CGC 20% Capital Liberty, L.P. 76.3% Monumental Life Insurance Company	Insurance company

Coverna Direct Insurance Agency, Inc.	Maryland	100% Peoples Benefit Life Insurance Company	Insurance agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

JMH Operating Company, Inc.	Mississippi	100% People’s Benefit Life Insurance Company	Real estate holdings

Capital Liberty, L.P.	Delaware	99.0% Monumental Life Insurance Company (Limited Partner); 1.0% Commonwealth General Corporation (General Partner)	Holding company

Consumer Membership Services, Inc.	Delaware	100% Commonwealth General Corporation	Credit card protection

Global Premier Reinsurance Company, Ltd.	British Virgin	100% Commonwealth General Corporation	Reinsurance company

Health Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Insurance Consultants	Nebraska	100% Commonwealth General Corporation	Brokerage

Icon Partners, Limited	UK	100% Insurance Consultants, Inc.	Insurance intermediary

Quest Membership Services, Inc.	Delaware	100% Commonwealth General Corporation	Travel discount plan

Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation

Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company

Stonebridge Casualty Insurance Company	Ohio	100% AEGON U.S. Corporation	Insurance company

AEGON DMS Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company

Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company

Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company

Cornerstone International Marketing Ltd.	UK	100% Cornerstone International Holdings Ltd.	Marketing company

Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company

Transamerica Direct Marketing Korea Ltd.	Korea	99% AEGON DMS Holding B.V.: 1% AEGON International N.V.	Marketing company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Direct Marketing Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company

Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company

Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Transamerica Direct Marketing Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company

Transamerica Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company

Transamerica Corporation	Delaware	100% Transamerica Holding B.V.	Major interest in insurance and finance

AEGON Funding Corp. II	Delaware	100% Transamerica Corp.	Commercial paper insurance

Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Life insurance

ARC Reinsurance Corporation	Hawaii	100% Transamerica Corp,	Property & Casualty Insurance

Inter-America Corporation	California	100% Transamerica Corp.	Insurance Broker

Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Property & Casualty Insurance

Transamerica Business Technologies Corporation.	Delaware	100% Transamerica Corp.	Telecommunications and data processing

Transamerica CBO I, Inc.	Delaware	100% Transamerica Corp.	Owns and manages a pool of high-yield bonds

Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corp.	Name holding only – Inactive

Transamerica Finance Corporation (“TFC”)	Delaware	100% Transamerica Corp.	Commercial & Consumer Lending & equipment leasing

TA Leasing Holding Co., Inc.	Delaware	100% TFC	Holding company

Trans Ocean Ltd.	Delaware	100% TA Leasing Holding Co. Inc.	Holding company

Trans Ocean Container Corp. (“TOCC”)	Delaware	100% Trans Ocean Ltd.	Intermodal leasing

SpaceWise Inc.	Delaware	100% Transamerica Ocean Container Corp.	Intermodal leasing

Trans Ocean Leasing Deutschland GmbH	Germany	100% Transamerica Ocean Container Corp.	Intermodal leasing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Trans Ocean Management Corporation	California	100% Transamerica Ocean Container Corp.	Inactive

Trans Ocean Management S.A.	Switzerland	100% Transamerica Ocean Container Corp.	Intermodal leasing

Trans Ocean Regional Corporate Holdings	California	100% Transamerica Ocean Container Corp.	Holding company

Transamerica Leasing Inc.	Delaware	100% Transamerica Leasing Holding Co.	Leases & Services intermodal equipment

Transamerica Leasing DO Brasil LTDA.	Brazil	100% Transamerica Leasing, Inc.	Container Leasing

Transamerica Leasing Holdings Inc. (“TLHI”)	Delaware	100% Transamerica Leasing Inc.	Holding company

Greybox Logistics Services Inc.	Delaware	100% TLHI	Intermodal leasing

Greybox L.L.C. (“G”)	Delaware	100% TLHI	Intermodal freight container interchange facilitation service

Transamerica Trailer Leasing S.N.C.	France	100% Greybox L.L.C.	Leasing

Greybox Services Limited	U.K.	100% TLHI	Intermodal leasing

Intermodal Equipment, Inc.	Delaware	100% TLHI	Intermodal leasing

Transamerica Leasing N.V.	Belgium	100% Intermodal Equipment Inc.	Leasing

Transamerica Leasing SRL	Italy	100% Intermodal Equipment Inc.	Leasing

Transamerica Distribution Services, Inc.	Delaware	100% TLHI	Dormant

Transamerica Leasing Coordination Center	Belgium	100% TLHI	Leasing

Transamerica Leasing GmbH	Germany	100% TLHI	Leasing

Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% TLHI	Leasing

Transamerica Leasing Limited	U.K.	100% TLHI	Leasing

ICS Terminals (UK) Limited	U.K.	100% Transamerica Leasing Limited	Leasing

Transamerica Leasing Pty. Ltd.	Australia	100% TLHI	Leasing

Transamerica Leasing (HK) Ltd.	H.K.	100% TLHI	Leasing

Transamerica Leasing (Proprietary) Limited	South Africa	100% TLHI	In Liquidation – Intermodal leasing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

Transamerica Trailer Holdings I Inc.	Delaware	100% TLHI	Holding company

Transamerica Funding LP	UK	98% Transamerica Trailer Holdings I, Inc.; 1% Transamerica Distribution Services, Inc.; 1% ICS Terminals (UK) Limited	Intermodal leasing

Transamerica Trailer Holdings II Inc.	Delaware	100% TLHI	Holding company

Transamerica Trailer Holdings III Inc.	Delaware	100% TLHI	Holding company

Transamerica Trailer Leasing AB	Sweden	100% TLHI	Leasing

Transamerica Trailer Leasing AG	Switzerland	100% TLHI	Leasing

Transamerica Trailer Leasing A/S	Denmark	100% TLHI	Leasing

Transamerica Trailer Leasing GmbH	Germany	100% TLHI	Leasing

Transamerica Trailer Leasing (Belgium) N.V.	Belgium	100% TLHI	Leasing

Transamerica Trailer Leasing (Netherlands) B.V.	Netherlands	100% TLHI	Leasing

Transamerica Alquiler de Trailer Spain S.L.	Spain	100% TLHI	Leasing

Transamerica Transport Inc.	New Jersey	100% TLHI	Dormant

TREIC Enterprises, Inc.	Delaware	100% TFC	Investments

TFC Properties, Inc.	Delaware	100% TFC	Holding company

Transamerica Retirement Communities S.F., Inc.	Delaware	100% TFC Properties, Inc.	Owned property

Transamerica Retirement Communities S.J., Inc.	Delaware	100% TFC Properties, Inc.	Owned property

Transamerica Commercial Finance Corporation, I	Delaware	100% TFC.	Holding company

Transamerica Commercial Finance Corporation, II (“TCFCII”)	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

BWAC Credit Corporation	Delaware	100% TCFCII	Inactive

BWAC International Corporation	Delaware	100% TCFCII	Retail Appliance and furniture stores

BWAC Twelve, Inc.	Delaware	100% TCFCII	Holding company

TIFCO Lending Corporation	Illinois	100% BWAC Twelve, Inc.	General financing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Insurance Finance Corporation	Maryland	100% BWAC Twelve, Inc.	Insurance premium financing

Transamerica Insurance Finance Corporation, California	California	100% Transamerica Insurance Finance Corporation	Insurance premium

TBCC Funding Trust I	Delaware	100% TCFCII	Delaware Business Trust

TBCC Funding I LLC	Delaware	100% TBCC Funding Trust I	Delaware Business Trust

TBCC Funding Trust II	Delaware	100% TCFCII	Delaware Business Trust

TBCC Funding II LLC	Delaware	100% TBCC Funding Trust II	Delaware Business Trust

Private Label Funding LLC	Delaware	100% TBCC Funding Trust II	Delaware Business Trust

M Credit, Inc.	Delaware	100% TCFCII	Commercial lending

Bay Capital Corporation	Delaware	100% M Credit, Inc.	Special purpose corporation

Coast Funding Corporation	Delaware	100% M Credit, Inc.	Special purpose corporation

Transamerica Small Business Capital, Inc.	Delaware	100% M Credit, Inc.	Holding company

Gulf Capital Corporation	Delaware	100% M Credit, Inc.	Special purpose corporation

Direct Capital Equity Investments, Inc.	Delaware	100% M Credit, Inc.	Small business loans

Direct Capital Partners LLC	Delaware	33.33% M Credit, Inc.	Investment banking

Direct Capital Partners LP	Delaware	25% Direct Capital Partners LLC (General Partner); 75% Direct Capital Equity Investments, Inc. (Limited Partnership)	Investment banking

Inland Water Transportation LLC	Delaware	100% Capital Partners LP	Finance barges

TBC IV, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax I, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax II, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax III, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax IV, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TBC Tax V, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax VI, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax VII, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax VIII, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax IX, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

T Holdings, Inc.	Delaware	100% TCFCII	Holding company

TBC I, Inc.	Delaware	100% T Holdings, Inc.	Special purpose corporation

Facta LLP	Illinois	50% TBC I, Inc.	Commercial finance

TBC III, Inc.	Delaware	100% TBCC	Special purpose corporation

Transcap Trade Finance	Illinois	50% TBC III, Inc.	Commercial finance

Transamerica Mezzanine Financing, Inc.	Delaware	100% T Holdings, Inc.	Holding company

Transamerica Commercial Real Estate Finance LLC	Illinois	100% T Holdings, Inc.	Bridge/mezzanine finance

Transamerica Business Capital Corporation	Delaware	100% TCFCII	Commercial lending

Auto Funding Services LLC	Delaware	100% Transamerica Business Capital Corporation	Commercial lending

Transamerica Distribution Finance Corporation (“TDFC”)	Delaware	100% TCFCII	Holding company

Transamerica Accounts Holding Corporation	Delaware	100% Transamerica Distribution Finance Corporation	Holding company

ARS Funding Corporation	Delaware	100% Transamerica Accounts Holding Corporation	Dormant

Transamerica Inventory Finance Corporation (“TIFC”)	Delaware	100% Transamerica Distribution Finance Corporation	Holding company

BWAC Seventeen, Inc.	Delaware	100% TIFC	Holding company

Transamerica Commercial Finance Canada, Limited	Ontario	100% BWAC Seventeen, Inc.	Dormant

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Commercial Finance Corporation, Canada	Canada	100% BWAC Seventeen, Inc.	Commercial finance

Transamerica Acquisition Corporation, Canada	Canada	100% Transamerica Commercial Finance Corporation, Canada	Holding company

Cantrex Group Inc.	Quebec	100% Transamerica Acquisition Corporation Canada	Buying group and retail merchant services

2953-9087 Quebec, Inc.	Quebec	100% Cantrex Group Inc.	Inactive

Corbeil Electrique, Inc.	Quebec	100% Cantrex Group, Inc.	Inactive

Prestex Marketing, Inc.	Canada	100% Cantrex Group, Inc.	Inactive

BWAC Twenty-One, Inc.	Delaware	100% TIFC	Holding company

ODBH Ltd./Harley Davidson Acceptance	U.K.	100% BWAC Twenty-One, Inc.	Holding company

Transamerica Commercial Holdings Limited	U.K.	100% BWAC Twenty-One Inc.	Holding company

Transamerica Trailer Leasing Limited	N.Y.	100% Transamerica Commercial Holding Limited	Leasing

Transamerica Commercial Finance Limited	U.K.	100% Transamerica Commercial Holding Limited	Commercial lending

TDF Credit Insurance Services Limited	U.K.	100% Transamerica Commercial Finance Limited	Credit insurance brokerage

Whirlpool Financial Corporation Polska SpoZOO	Poland	100% Transamerica Commercial Finance Limited	Inactive—commercial finance

Transamerica Commercial Finance France S.A.	France	100% TIFC	Factoring company

Transamerica GmbH, Inc.	Delaware	100% TIFC	Holding company

Transamerica Fincieringsmaatschappij B.V.	Netherlands	100% Transamerica GmbH, Inc.	Commercial lending in Europe

Transamerica GmbH	Germany	90% Transamerica GmbH, Inc.	Commercial lending in Germany

Transamerica Commercial Finance Corporation	Delaware	100% TIFC	Finance company

TCF Asset Management Corporation	Colorado	100% Transamerica Commercial Finance Corporation	A depository for foreclosed real and personal property

Transamerica Catalyst Financial Services LLC	Delaware	100% Transamerica Commercial Finance Corporation	Owns & operates electronic/internet enabled system

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Distribution Finance Insurance Services, Inc.	Illinois	100% Transamerica Commercial Finance Corporation	Finance company

Transamerica Distribution Finance Factorje S.A. de C.V.	Mexico	99% Transamerica Commercial Finance Corporation	Finance company

Inventory Funding Trust	Delaware	100% Transamerica Commercial Finance Corporation	Delaware Business Trust

Inventory Funding Company, LLC	Delaware	100% Inventory Funding Trust	Holding company

Transamerica Joint Ventures, Inc.	Delaware	100% Transamerica Commercial Finance Corporation	Holding company

Transamerica Venture LLC	Delaware	100% Transamerica Joint Ventures, Inc.	Ownership and operation of a commercial finance business for Brunswick Corp. customers

Amana Finance	Illinois	50% Transamerica Joint Ventures, Inc.	Commercial finance

American Standard Financial Services	Illinois	50% Transamerica Joint Ventures, Inc.	Commercial finance

Penske Financial Services LLC	Delaware	50% Transamerica Joint Ventures, Inc.	Commercial finance

Polaris Acceptance	Illinois	50% Transamerica Joint Ventures, Inc.	Commercial finance

Transamerica Distribution Finance Corporation—Overseas, Inc.	Delaware	100% Transamerica Commercial Finance Corporation	Commercial Finance

TDF-Mauritius Limited	Mauritius	100% Transamerica Distribution Finance Corporation—Overseas, Inc.	Mauritius holding company

Transamerica Apple Distribution Finance Public Limited	India	69.94% TDF-Mauritius Limited	Finance company

Transamerica Distribution Finance Corporation de Mexico S. de R.L. de C.V.	Mexico	100% Transamerica Commercial Finance Corporation	Holding company in Mexican subsidiaries

TDF de Mexico S. de R.L. de C.V.	Mexico	99% Transamerica Distribution Finance Corporation de Mexico S. de R.L. de C.V.	Service company for Whirlpool receivables

Transamerica Corporate Services De Mexico S. de R.L. de CV	Mexico	99% Transamerica Distribution Finance Corporation de Mexico S. de R.L. de C.V.	Holds employees

Distribution Support Services LLC	Delaware	100% Transamerica Commercial Finance Corporation	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Equipment Financial Services Corporation (“TEFSC”)	Delaware	100% TCFCII	Investment in Various equipment leases and loans

First AUSA Life Insurance Company	Maryland	385,000 shares Common Stock owned by Transamerica Holding Company LLC; 115,000 Series A Preferred Stock owned by Transamerica Holding Company LLC	Insurance holding company

AUSA Life Insurance Company, Inc.	New York	82.33% First AUSA Life Insurance Company 17.67% Veterans Life Insurance Company	Insurance

AUSACAN LLP	Canada	General Partner—AUSA Holding Company (1%); Limited Partner—First AUSA Life Insurance Company (99%)	Inter-company lending and general business

Bankers Financial Life Ins. Co.	Arizona	100% Voting Common Stock Class B Common stock is allocated 75% of total cumulative vote. Class A Common stock is allocated 25% of total cumulative vote.	Insurance

Iowa Fidelity Life Insurance Co.	Arizona	Ordinary common stock is allowed 60% of total cumulative vote. Participating common stock is allowed 40% of total cumulative vote	Insurance

Life Investors Insurance Company of America	Iowa	504,032 shares Common Stock owned by First AUSA Life Insurance Company; 504,033 shares Series A Preferred Stock owned by First AUSA Life Insurance Company.	Insurance

Life Investors Alliance, LLC	Delaware	100% LIICA	Purchase, own, and hold the equity interest of other entities

Monumental General Casualty Co.	Maryland	100% First AUSA Life Ins. Co.	Insurance

Monumental General Life Insurance Company of Puerto Rico	Puerto Rico	First AUSA Life Insurance Company owns 51%; Baldrich & Associates of Puerto Rico owns 49%.	Insurance

Southwest Equity Life Ins. Co.	Arizona	100% of Common Voting Stock First AUSA Life Ins. Co.	Insurance

The Whitestone Corporation	Maryland	100% First AUSA Life Ins. Co.	Insurance agency

United Financial Services, Inc.	Maryland	100% First AUSA Life Ins. Co.	General agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Western Reserve Life Assurance Co. of Ohio	Ohio	100% First AUSA Life Ins. Co.	Insurance

AEGON Equity Group, Inc.	Florida	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

AEGON/Transamerica Fund Advisers, Inc.	Florida	Western Reserve Life Assurance Company of Ohio owns 77%; AUSA Holding Company owns 23%	Fund advisor

Transamerica Income Shares, Inc.	Maryland	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund

IDEX Mutual Funds	Massachusetts	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund

AEGON/Transamerica Fund Services, Inc.	Florida	100% Western Reserve Life Assurance Co. of Ohio	Mutual fund

AEGON/Transamerica Series Fund, Inc.	Maryland	Various	Investment advisor, transfer agent, administrator, sponsor, principal underwriter/distributor or general partner.

World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Alabama, Inc.	Alabama	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of New Mexico, Inc.	New Mexico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Ohio, Inc.	Ohio	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Alabama, Inc.	Alabama	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Mississippi, Inc.	Mississippi	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Wyoming, Inc.	Wyoming	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Insurance Agency of Texas, Inc.	Texas	Record Shareholder—Jack Linder	Insurance agency

WRL Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

WRL Insurance Agency of Massachusetts, Inc.	Massachusetts	100% WRL Insurance Agency, Inc.	Insurance agency

WRL Insurance Agency of Nevada, Inc.	Nevada	100% WRL Insurance Agency, Inc.	Insurance agency

WRL Insurance Agency of Wyoming, Inc.	Wyoming	100% WRL Insurance Agency, Inc.	Insurance agency

WRL Insurance Agency of Texas, Inc.	Texas	Record Shareholder – Daniel L. DeMarco	Insurance agency

Transamerica Life Insurance Company	Iowa	223,500 shares Common Stock owned by Transamerica Holding Company LLC; 42,500 shares Series A Preferred Stock owned by Transamerica Holding Company LLC.	Insurance

AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Co.	Marketing

AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

Transamerica Financial Institutions, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life insurance and underwriting services

Professional Life & Annuity Insurance Company	Arizona	100% Transamerica Life Insurance Co.

Veterans Life Insurance Company	Illinois	100% Transamerica Holding Company LLC	Insurance company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Peoples Benefit Services, Inc.	Pennsylvania	100% Veterans Life Insurance Company	Special-purpose subsidiary

Veterans Life Insurance Agency, Inc.	Maryland	100% Veterans Life Insurance Company	Insurance

TA Air V, Corp.	Delaware	100% TEFSC	Special purpose corporation

TA Air IX, Corp.	Delaware	100% TEFSC	Special purpose corporation

TA Air X, Corp.	Delaware	100% TEFSC	Special purpose corporation

TA Air XI, Corp.	Delaware	100% TEFSC	Special purpose corporation

TA Air XV, Corp.	Delaware	100% TEFSC	Special purpose corporation

TA Air XVIII, Corp.	Delaware	100% TEFSC	Special purpose corporation

TA Air XIX, Corp.	Delaware	100% TEFSC	Special purpose corporation

TA Heli I, Inc.	Delaware	100% TEFSC	Special purpose corporation

TA Marine I, Inc.	Delaware	100% TEFSC	Special purpose corporation

TA Marine II, Inc.	Delaware	100% TEFSC	Special purpose corporation

TA Marine IV, Inc.	Delaware	100% TEFSC	Special purpose corporation

TA Marine VI, Inc.	Delaware	100% TEFSC	Special purpose corporation

TA Marine V, Inc.	Delaware	100% TEFSC	Special purpose corporation

TA Marine III, Corp.	Delaware	100% TEFSC	Special purpose corporation

TA Public Finance Air I, Corp.	Delaware	100% TEFSC	Special purpose corporation

Transamerica Vendor Financial Service Corporation	Delaware	100% TDFC	Provides commercial leasing

Transamerica Flood Hazard Certification, Inc.	Delaware	100% TFC	Flood Zone certification service

Transamerica Home Loan	California	100% TFC	Consumer mortgages

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Public Finance, LLC	Delaware	70% TFC	Financial Services

Transamerica Advisors, Inc.	California	100% TSC	Retail sale of investment advisory services

Transamerica Annuity Service Corp.	New Mexico	100% TSC	Performs services required for structured settlements

TBK Insurance Agency of Ohio, Inc.	Ohio	100% Transamerica Financial Advisors, Inc.	Variable insurance contract sales in state of Ohio

Transamerica Financial Resources Agency of Alabama, Inc.	Alabama	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker

Transamerica Financial Resources Ins. Agency of Massachusetts, Inc.	Massachusetts	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker

Transamerica Financial Resources Ins. Agency of Nevada, Inc.	Nevada	100% Transamerica Fin. Financial Advisors, Inc.	Insurance agent & broker

Transamerica International Insurance Services, Inc. (“TIISI”)	Delaware	100% TSC	Holding & administering foreign operations

AEGON Canada Inc. (“ACI”)	Canada	100% TIHI	Holding company

Transamerica Life Canada	Canada	100% ACI	Life insurance company

Home Loans and Finance Ltd.	U.K.	100% TIISI	Inactive

Transamerica Occidental Life Insurance Company (“TOLIC”)	Iowa	100% TSC	Life insurance

NEF Investment Company	California	100% TOLIC	Real estate development

Transamerica China Investments Holdings Limited	Hong Kong	99% TOLIC	Holding company

Transamerica Life Insurance and Annuity Company (“TALIAC”)	N. Carolina	100% TOLIC	Life insurance

Transamerica Assurance Company	Missouri	100% TALIAC	Life and disability insurance

Gemini Investments, Inc.	Delaware	100% TALIAC	Investment subsidiary

Transamerica Life Insurance Company of New York	New York	100% TOLIC	Insurance sales

USA Administration Services, Inc.	Kansas	100% TOLIC	Third party administrator

Transamerica Products, Inc. (“TPI”)	California	100% TSC	Holding company

Transamerica Products I, Inc.	California	100% TPI	Co-general partner

Transamerica Securities Sales Corp.	Maryland	100% TSC	Life insurance sales

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Service Company (“TSC”)	Delaware	100% TIHI	Passive loss tax service

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% Transamerica Corp.	Reinsurance

Transamerica Intellitech, Inc.	Delaware	100% TFC	Real estate information and technology services

Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% Transamerica Corp.	Investment adviser

Transamerica Real Estate Tax Service, Inc.	Delaware	100% TFC	Real estate tax reporting and processing services

Transamerica Realty Services, LLC (“TRS”)	Delaware	100% Transamerica Corp.	Real estate investments

Bankers Mortgage Company of CA	California	100% TRS	Investment management

The Gilwell Company	California	100% TRS	Ground lessee of 517 Washington Street, San Francisco

Transamerica Affordable Housing, Inc.	California	100% TRS	General partner LHTC Partnership

Transamerica Minerals Company	California	100% TRS	Owner and lessor of oil and gas properties

Transamerica Oakmont Corporation	California	100% TRS	General partner retirement properties

AEGON Capital Management, Inc.	Canada	100% TIHI	Investment counsel and portfolio manager

AEGON Dealer Services Canada, Inc.	Canada	100% National Finance Corporation	Mutual fund dealer

AEGON Fund Management, Inc.	Canada	100% TIHI	Mutual fund issuer

Edgewood IP, LLC	Iowa	100% TOLIC	Limited liability company

Emergent Business Capital Holdings, Inc.	Delaware	100% Transamerica Small Business Capital, Inc.	Small business capital and mezzanine financing company

Financial Resources Insurance Agency of Texas	Texas	100% Transamerica Financial Advisors, Inc.	Retail sale of securities products

Money Concept (Canada) Limited	Canada	100% National Financial Corporation	Financial services, marketing and distribution

National Financial Corporation	Canada	100% AEGON Canada, Inc.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
National Financial Insurance Agency, Inc.	Canada	100%Money Concept (Canada) Limited	Insurance agency

Quantitative Data Solutions, LLC	Delaware	60% owned by TOLIC; 40% owned by Primary Knowledge, Inc.	Special purpose corporation

TA Steel I LLC	Delaware	100% TEFSC	Special purpose corporation

Transamerica Aviation 041 Corp.	Delaware	100% TEFSC	Special purpose corporation

Transamerica Aviation 400 Corp.	Delaware	100% TEFSC	Special purpose corporation

Transamerica Avaiation LLC	Delaware	100% TEFSC	Special purpose corporation

Transamerica Consultora Y Servicios Limitada	Chile	95% TOLIC; 5% Transamerica International Re(Bermuda), Ltd.	Special purpose limited liability corporation

Transamerica Financial Advisors, Inc.	Delaware	100% TSC	Broker/dealer

Transamerica Investors, Inc.	Maryland	Maintains advisor status	Advisor

Transamerica Pyramid Properties LLC	Iowa	100% TOLIC	Realty limited liability company

Transamerica Realty Investment Properties LLC	Delaware	100% TOLIC	Realty limited liability company

Transamerica Technology Services Limited	UK	100% Transamerica Commercial Finance Limited	Service company

Transamerica Technology Finance Corporation	Delaware	100% Transamerica Commercial Finance Corporation, II	Commercial lending and leasing

WFG Securities of Canada, Inc.	Canada	100% Work Financial Group Holding Company of Canada, Inc.	Mutual fund dealer

World Financial Group Holding Company of Canada, Inc.	Canada	100%TIHI	Holding company

World Financial Group Subholding Company of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

Item 27.    Number of Contract Owners

As of December 31, 2002, there were 2,237 Contract owners.

Item 28.    Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies producers for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.    Principal Underwriters

AFSG Securities Corporation

4333 Edgewood Road, N.E.

Cedar Rapids, Iowa 52499-0001

The directors and officers of AFSG Securities Corporation are as follows:

Larry N. Norman Director and President	Thomas R. Moriarty Vice President

Frank A. Camp Secretary	Teresa L. Stolba Assistant Compliance Officer

Lisa Wachendorf Director, Vice President and Chief Compliance Officer	William G. Cummings Treasurer, Controller, Vice President

Anne Spaes Director and Vice President	Priscilla Hechler Assistant Vice President

Emily Bates Assistant Treasurer	Darin D. Smith Vice President and Assistant Secretary

Clifton Flenniken Assistant Treasurer

The principal business address of each person listed is AFSG Securities Corporation, 4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001.

Commissions and Other Compensation Received by Principal Underwriter.

AFSG Securities Corporation, the broker/dealer, received $11,006,338.01 from the Registrant for the year ended December 31, 2002 for its services in distributing the policies. No other commission or compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the fiscal year.

AFSG Securities Corporation serves as the principal underwriter for Separate Account VA B, the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VL A and Legacy Builder Variable Life Separate Account. These accounts are separate accounts of Transamerica Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account VA BNY, Separate Account C, TFLIC Series Life Account (formerly AUSA Series Life Account), TFLIC Series Annuity Account (formerly AUSA Series Annuity Account) and TFLIC Series Annuity Account B (formerly AUSA Series Annuity Account B). These accounts are separate accounts of Transamerica Financial Life Insurance Company (formerly AUSA Life Insurance Company, Inc.)

AFSG Securities Corporation serves as principal underwriter for Separate Account I, Separate Account II and Separate Account V. These accounts are separate accounts of Peoples Benefit Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for WRL Series Life Account, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

AFSG Securities Corporation also serves as principal underwriter for Separate Account VA G, Separate Account VA H, Separate Account VA-2L and Transamerica Occidental Life Separate Account VUL-3. These accounts are separate accounts of Transamerica Occidental Life Insurance Company.

AFSG Securities Corporation also serves as principal underwriter for Separate Account VA-2LNY. This account is a separate account of Transamerica Financial Life Insurance Company (formerly Transamerica Life Insurance Company of New York).

Item 30.    Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit Transamerica Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31.    Management Services

All management Contracts are discussed in Part A or Part B.

Item 32.    Undertakings

(a)  Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Contract may be accepted.

(b)  Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)  Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica Life Insurance Company at the address or phone number listed in the Prospectus.

(d)  Transamerica Life Insurance Company hereby represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 28th day of April, 2003.

SEPARATE ACCOUNT VA K TRANSAMERICA LIFE INSURANCE COMPANY DEPOSITOR

By:	*
Larry N. Norman President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures	Title	Date

* Christopher H. Garrett	Director	, 2003

/s/ Craig D.Vermie Craig D. Vermie	Director	April 28, 2003

* Larry N. Norman	Director (Principal Executive Officer)	, 2003

* Arthur C. Schneider	Director	, 2003

* Robert J. Kontz	Vice President and Corporate Controller	, 2003

* Brenda K. Clancy	Director, Vice President, Treasurer, and Chief Financial Officer	, 2003

*By Craig D. Vermie	Attorney-in-Fact

Registration No.

333-76230

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

RETIREMENT INCOME BUILDER-BAI

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*
(5)(b)	Form of Application
(10)(a)	Consent of Independent Auditors
(10)(b)	Opinion and Consent of Actuary
(13)	Performance Data Calculations

* Page numbers included only in manually executed original.